Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	YY
Entity Registrant Name	YY Inc.
Entity Central Index Key	0001530238
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A common shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	179,400,000
Class B common shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	907,833,224

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series C-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series C-1 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series C-2 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series C-2 convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class A common shares [Member] CNY	Dec. 31, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member] CNY	Dec. 31, 2011 Class B common shares [Member] CNY
Current assets
Cash and cash equivalents	$ 81,010	504,702	128,891
Short-term deposits	144,090	897,698	472,655
Accounts receivable, net	18,879	117,616	47,022
Amount due from a related party	172	1,073	2,000
Prepayments and other current assets	4,037	25,149	9,742
Deferred tax assets	5,064	31,549	12,487
Total current assets	253,252	1,577,787	672,797
Non-current assets
Deferred tax assets	94	583	329
Investments	474	2,950	5,244
Property and equipment, net	14,494	90,299	53,582
Intangible assets, net	3,127	19,481	10,814
Goodwill	257	1,604	706
Other non-current assets	559	3,485	1,954
Total non-current assets	19,005	118,402	72,629
Total assets	272,257	1,696,189	745,426
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of RMB14,196 and RMB27,124 as of December 31, 2011 and 2012, respectively)	4,518	28,149	16,114
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB40,357 and RMB158,323 as of December 31, 2011 and 2012, respectively)	25,659	159,859	40,357
Advances from users(including advances from users of the consolidated variable interest entity without recourse to the Company of RMB2,453 and RMB7,271 as of December 31, 2011 and 2012, respectively)	1,206	7,515	2,453
Income taxes payable(including income taxes payable of the consolidated variable interest entity without recourse to the Company of RMB8,374 and RMB32,885 as of December 31, 2011 and 2012, respectively)	7,705	48,001	16,872
Accrued liabilities and other current liabilities(including accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse to the Company of RMB30,327 and RMB81,223 as of December 31, 2011 and 2012, respectively)	19,308	120,289	49,071
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of RMB870 and RMB2,604 as of December 31, 2011 and 2012, respectively)	418	2,604	870
Total current liabilities	58,814	366,417	125,737
Non-current liabilities
Deferred revenue(including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB448 and RMB4,525 as of December 31, 2011 and 2012, respectively)	1,041	6,487	448
Total liabilities	59,855	372,904	126,185
Commitments and contingencies
Mezzanine equity
Convertible redeemable preferred shares						935,013			703,901			112,556			729,464
Shareholders' (deficits) equity
Common shares																2	11	10	60	37
Additional paid-in capital	425,098	2,648,404	584,093
Accumulated deficits	(210,553)	(1,311,767)	(2,433,604)
Accumulated other comprehensive loss	(2,155)	(13,423)	(12,219)
Total shareholders' (deficits) equity	212,402	1,323,285	(1,861,693)
Total liabilities, mezzanine equity and shareholders' (deficits) equity	$ 272,257	1,696,189	745,426

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2011 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2011 Class B common shares [Member] USD ($)
Accounts payable of the consolidated variable interest entity without recourse	27,124	14,196
Deferred revenue of the consolidated variable interest entity without recourse	158,323	40,357
Advances from users of the consolidated variable interest entity without recourse	7,271	2,453
Income taxes payable of the consolidated variable interest entity without recourse	32,885	8,374
Accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse	81,223	30,327
Amounts due to related parties of the consolidated variable interest entity without recourse	2,604	870
Deferred revenue of the consolidated variable interest entity without recourse	4,525	448
Convertible redeemable preferred shares, par value			$ 0	$ 0.00001	$ 0	$ 0.00001	$ 0	$ 0.00001	$ 0	$ 0.00001
Convertible redeemable preferred shares, shares authorized			0	136,100,930	0	102,073,860	0	16,249,870	0	104,999,650
Convertible redeemable preferred shares, shares issued			0	136,100,930	0	102,073,860	0	16,249,870	0	104,999,650
Convertible redeemable preferred shares, shares outstanding			0	136,100,930	0	102,073,860	0	16,249,870	0	104,999,650
Common shares, par value											$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common shares, shares authorized											10,000,000,000		1,000,000,000	4,640,575,690
Common shares, shares issued											179,400,000		907,833,224	543,340,914
Common shares, shares outstanding											179,400,000		907,833,224	543,340,914

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Online game [Member] USD ($)	Dec. 31, 2012 Online game [Member] CNY	Dec. 31, 2011 Online game [Member] CNY	Dec. 31, 2010 Online game [Member] CNY	Dec. 31, 2012 YY music [Member] USD ($)	Dec. 31, 2012 YY music [Member] CNY	Dec. 31, 2011 YY music [Member] CNY	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY	Dec. 31, 2012 Advertising revenues [Member] USD ($)	Dec. 31, 2012 Advertising revenues [Member] CNY	Dec. 31, 2011 Advertising revenues [Member] CNY	Dec. 31, 2010 Advertising revenues [Member] CNY
Net revenues
Total net revenue	$ 131,625		820,031		319,655		128,338		$ 53,336	332,287	165,933	86,316	$ 45,978	286,446	52,854	$ 13,428	83,655	13,589	1,282	$ 18,883	117,643	87,279	40,740
Cost of revenues	(66,795)	[1]	(416,133)	[1]	(182,699)	[1]	(110,062)	[1]
Gross profit	64,830		403,898		136,956		18,276
Operating expenses
Research and development expenses	(28,366)	[1]	(176,725)	[1]	(106,804)	[1]	(49,219)	[1]
Sales and marketing expenses	(2,721)	[1]	(16,954)	[1]	(13,381)	[1]	(12,363)	[1]
General and administrative expenses	(17,622)	[1]	(109,788)	[1]	(118,241)	[1]	(192,222)	[1]
Total operating expenses	(48,709)	[1]	(303,467)	[1]	(238,426)	[1]	(253,804)	[1]
Government grants	396		2,465		1,982
Operating (loss) income	16,517		102,896		(99,488)		(235,528)
Gain on disposal of an equity investment	104		651
Gain on disposal of a cost investment	377		2,351
Foreign currency exchange (losses) gains, net	(667)		(4,153)		14,143		(551)
Interest income	2,619		16,316		4,890		56
(Loss) income before income tax expenses	18,950		118,061		(80,455)		(236,023)
Income tax expenses	(4,661)		(29,041)		(1,343)		(2,322)
(Loss) income before (loss) gain in equity method investments, net of income taxes	14,289		89,020		(81,798)		(238,345)
(Loss) gain in equity method investments, net of income taxes	25		157		(1,358)		(512)
Net (loss) income attributable to YY Inc.	14,314		89,177		(83,156)		(238,857)
(Accretion) decretion to convertible redeemable preferred shares redemption value	207,681		1,293,875		(223,663)		(1,808,853)
Allocation of net income to participating preferred shareholders	(76,845)		(478,754)
Net (loss) income attributable to common shareholders	145,150		904,298		(306,819)		(2,047,710)
Net (loss) income	14,314		89,177		(83,156)		(238,857)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax	(193)		(1,204)		(11,130)		(935)
Comprehensive (loss) income attributable to YY Inc.	$ 14,121		87,973		(94,286)		(239,792)
Net (loss) income per ADS
-basic	$ 4.8	[2]	29.91	[2]	(12.63)	[2]	(100.8)	[2]
-diluted	$ 0.29	[2]	1.8	[2]	(12.63)	[2]	(100.8)	[2]
Weighted average number of ADS used in calculating-basic (loss) income per ADS	30,235,191		30,235,191		24,294,192		20,315,234
Weighted average number of ADS used in calculating-diluted (loss) income per ADS	49,623,442		49,623,442		24,294,192		20,315,234
Net (loss) income per common share
-basic	$ 0.24	[2]	1.5	[2]	(0.63)	[2]	(5.04)	[2]
-diluted	$ 0.01	[2]	0.09	[2]	(0.63)	[2]	(5.04)	[2]
Weighted average number of common shares used in calculating-basic (loss) income per common share	604,703,810		604,703,810		485,883,845		406,304,672
Weighted average number of common shares used in calculating-diluted (loss) income per common shares	992,468,836		992,468,836		485,883,845		406,304,672

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, 2010 2011 2012 2012 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 31,709 15,449 8,407 1,349 Research and development expenses 21,627 31,672 35,441 5,689 Sales and marketing expenses 1,499 1,336 884 142 General and administrative expenses 182,101 86,544 55,619 8,927
[2]	Each ADS represents 20 Class A common shares.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Cost of revenues [Member] USD ($)	Dec. 31, 2012 Cost of revenues [Member] CNY	Dec. 31, 2011 Cost of revenues [Member] CNY	Dec. 31, 2010 Cost of revenues [Member] CNY	Dec. 31, 2012 Research and development expenses [Member] USD ($)	Dec. 31, 2012 Research and development expenses [Member] CNY	Dec. 31, 2011 Research and development expenses [Member] CNY	Dec. 31, 2010 Research and development expenses [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] CNY
Share-based compensation	$ 1,349	8,407	15,449	31,709	$ 5,689	35,441	31,672	21,627	$ 142	884	1,336	1,499	$ 8,927	55,619	86,544	182,101

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICITS) EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A convertible redeemable preferred shares [Member] CNY	Series B convertible redeemable preferred shares [Member] CNY	Series C convertible redeemable preferred shares [Member] CNY	CEO and Chairman [Member] CNY	NeoTasks Inc [Member] CNY	Restricted shares [Member] CNY	Restricted shares [Member] CEO and Chairman [Member] CNY	Restricted share units [Member] CNY	Co-founder common shares [Member] CNY	Common shares [Member] CNY	Common shares [Member] CEO and Chairman [Member] CNY	Common shares [Member] NeoTasks Inc [Member] CNY	Additional paid-in capital [Member] CNY	Additional paid-in capital [Member] Series A convertible redeemable preferred shares [Member] CNY	Additional paid-in capital [Member] Series B convertible redeemable preferred shares [Member] CNY	Additional paid-in capital [Member] Series C convertible redeemable preferred shares [Member] CNY	Additional paid-in capital [Member] CEO and Chairman [Member] CNY	Additional paid-in capital [Member] NeoTasks Inc [Member] CNY	Additional paid-in capital [Member] Restricted shares [Member] CNY	Additional paid-in capital [Member] Restricted shares [Member] CEO and Chairman [Member] CNY	Additional paid-in capital [Member] Restricted share units [Member] CNY	Accumulated deficits [Member] CNY	Accumulated deficits [Member] Series A convertible redeemable preferred shares [Member] CNY	Accumulated deficits [Member] Series B convertible redeemable preferred shares [Member] CNY	Accumulated deficits [Member] Series C convertible redeemable preferred shares [Member] CNY	Accumulated other comprehensive loss [Member] CNY	Class A common shares [Member] CNY	Class B common shares [Member] CNY	Class B common shares [Member] Series A convertible redeemable preferred shares [Member] CNY	Class B common shares [Member] Series B convertible redeemable preferred shares [Member] CNY	Class B common shares [Member] Series C convertible redeemable preferred shares [Member] CNY
Beginning Balance, value at Dec. 31, 2009		(370,172)									13	14												(370,045)				(154)
Beginning Balance, shares at Dec. 31, 2009											185,563,000	212,321,900
Transfer of Co-founder common shares into common shares, value											(13)	13
Issuance of restricted shares, value						28,759	2						3	2					28,756
Issuance of restricted shares, shares													43,048,296	25,697,070
Transferred from matured liability award for NeoTasks founders							14,026													14,026
Share based compensation								24,525													24,525
Transferred from matured liability award for NeoTasks founders		14,028
Transfer of Co-founder common shares into common shares, shares											(185,563,000)	185,563,000
(Accretion) Decretion of convertible redeemable preferred shares to redemption value			(692,359)	(515,626)	(600,868)											(67,307)									(625,052)	(515,626)	(600,868)
Components of comprehensive income
Net (loss) income		(238,857)																						(238,857)
Foreign currency translation adjustment, net of nil tax		(935)																										(935)
Ending Balance, value at Dec. 31, 2010		(2,351,505)										32												(2,350,448)				(1,089)
Ending Balance, shares at Dec. 31, 2010												466,630,266
Issuance of common shares, value		328,132										3			328,129
Issuance of common shares, shares												51,140,432
Exercise of warrant by an independent institutional investor, value		160,837										2			160,835
Exercise of warrant by an independent institutional investor, shares												25,570,216
Share-based compensation-share options		2,219													2,219
Share based compensation								57,805	14,143	9,644											57,805	14,143	9,644
Share-based compensation-warrants to NeoTasks founders		3,359													3,359
Transferred from matured liability award for NeoTasks founders		57,692													57,692
Reclassification of liability-classified share-based awards into equity-classified awards for warrants to NeoTasks founders		57,602													57,602
(Accretion) Decretion of convertible redeemable preferred shares to redemption value			(88,261)	(64,102)	(71,300)											(88,261)	(64,102)	(71,300)
Reclassification of liability-classified share-based awards into equity-classified awards for share options		116,328													116,328
Components of comprehensive income
Net (loss) income		(83,156)																						(83,156)
Foreign currency translation adjustment, net of nil tax		(11,130)																										(11,130)
Ending Balance, value at Dec. 31, 2011		(1,861,693)										37			584,093									(2,433,604)				(12,219)		37
Ending Balance, shares at Dec. 31, 2011												543,340,914																		543,340,914
Issuance of common shares, value		515,720													515,709														11
Issuance of common shares, shares																													179,400,000
Issuance of common shares for vested restricted shares																														5,068,000
Share-based compensation-share options		(89)													(89)
Share based compensation								36,371	9,624	54,445											36,371	9,624	54,445
Transferred from convertible redeemable preferred shares upon the completion of the initial public offering			449,496	337,116	400,447											449,487	337,110	400,439													9	6	8
Transfer of Co-founder common shares into common shares, shares																															136,100,930	102,073,860	121,249,520
(Accretion) Decretion of convertible redeemable preferred shares to redemption value			485,517	366,785	441,573											125,813	64,102	71,300							359,704	302,683	370,273
Components of comprehensive income
Net (loss) income	14,314	89,177																						89,177
Foreign currency translation adjustment, net of nil tax	(193)	(1,204)																										(1,204)
Ending Balance, value at Dec. 31, 2012		1,323,285													2,648,404									(1,311,767)				(13,423)	11	60
Ending Balance, shares at Dec. 31, 2012																													179,400,000	907,833,224

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities
Net (loss) income	$ 14,314	89,177	(83,156)	(238,857)
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation of property and equipment	4,667	29,074	12,888	4,284
Amortization of acquired intangible assets	541	3,369	1,211	1,030
Allowance for doubtful accounts	1,105	6,884		287
Loss (gain) on disposal of property and equipment	1	7	(25)
Impairment of equity investments				297
Impairment of cost investment	72	453	1,898
Impairment of intangible assets	87	550
Share-based compensation	16,107	100,351	135,001	236,936
Share of loss (gain) of equity investments	(25)	(157)	1,358	512
Gain on disposal of an equity investment	(104)	(651)
Gain on disposal of a cost investment	(377)	(2,351)
Deferred income taxes, net	(3,100)	(19,316)	(11,173)	(1,643)
Foreign exchange losses (gains), net	667	4,153	(14,143)	551
Changes in operating assets and liabilities, net
Accounts receivable	(12,436)	(77,478)	(21,275)	(12,932)
Prepayments and other current and non-current assets	(1,921)	(11,968)	(4,710)	(2,409)
Amounts due from related parties	(12)	(73)
Amounts due to related parties	278	1,734	(344)	854
Accounts payable	1,158	7,214	11,196	2,081
Deferred revenue	20,151	125,541	23,369	10,303
Advances from users	813	5,062	1,712	483
Income tax payable	4,997	31,129	12,516	3,965
Accrued liabilities and other current liabilities	10,296	64,148	33,494	10,486
Net cash provided by operating activities	57,279	356,852	99,817	16,228
Cash flows from investing activities
Placements of short-term deposits	(166,980)	(1,040,302)	(872,372)
Maturities of short-term deposits	98,756	615,259	399,717
Purchase of property and equipment	(9,772)	(60,881)	(46,956)	(14,698)
Purchase of intangible assets	(308)	(1,920)	(274)	(13,488)
Cash paid for equity investments	(161)	(1,000)	(4,500)
Cash paid for a cost investment			(1,000)	(3,000)
Cash received from disposal of a cost investment	161	1,000
Cash received from disposal of an equity investment	321	2,000
Consideration paid in connection with business acquisition	(1,882)	(11,722)
Loan to a related party	(193)	(1,200)	(500)	(1,500)
Loan to a third party			(300)
Repayment of loan from related parties	401	2,500
Loans to employees	(470)	(2,930)	(2,770)	(967)
Repayment of loans from employees	106	660	197
Proceeds from disposal of property and equipment	5	32	401	77
Net cash used in investing activities	(80,016)	(498,504)	(528,357)	(33,576)
Cash flows from financing activities
Proceeds from issuance of common shares, net of issuance costs			488,969
Proceeds from initial public offering (net of underwriters' commissions of US$ 6,593)	88,370	550,555
Payments of listing expenses	(4,464)	(27,815)
Repurchase of common shares and warrants				(562)
Repurchase of share options			(11,087)	(2,576)
Net cash (used in) provided by financing activities	83,906	522,740	477,882	(3,138)
Net (decrease) increase in cash and cash equivalents	61,169	381,088	49,342	(20,486)
Cash and cash equivalents at the beginning of the year	20,688	128,891	83,683	106,427
Effect of exchange rate changes on cash and cash equivalents	(847)	(5,277)	(4,134)	(2,258)
Cash and cash equivalents at the end of the year	81,010	504,702	128,891	83,683
Supplemental disclosure of cash flows information:
-Employee loans settled by repurchase of vested share options			614
-Acquisition of property and equipment in form of accounts payable	949	5,911	1,090	6,725
-Income taxes paid	$ (2,765)	(17,228)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Underwriter's commission	$ 6,593

Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities
1.	Organization and principal activities

(a) Principal activities

YY Inc. (the “Company”), through its subsidiaries, and its variable interest entities (“VIEs”) (collectively, the “Group”) is principally engaged in operating an online social platform in the People’s Republic of China (the “PRC” or “China”) through its platform, YY Client and through its website YY.com and Duowan.com.

(b) Reorganization

The Company was incorporated in the Cayman Islands on July 22, 2011.

The Group began its operations in the PRC in April 2005 through its PRC domestic company, Guangzhou Huaduo Network Technology Company Limited (“Guangzhou Huaduo”), which was directly owned by Mr. David Xueling Li (the “Founder” or the “CEO”) and Mr. Jun Lei (the “Co-founder” or the “Chairman”). Guangzhou Huaduo holds the necessary licenses and approvals to operate internet-related businesses in the PRC.

For the period between July 2006 and April 2007, the Group undertook a reorganization (the “First Reorganization”) and established Duowan Limited (“Duowan Limited”), an investment holding company under the laws of the BVI, Duowan (Hong Kong) Limited (“Duowan (Hong Kong)”), a Hong Kong incorporated company wholly owned by Duowan Limited, and Guangzhou Duowan Information Technology Co., Ltd. (“Guangzhou Duowan”), a wholly-owned foreign enterprise (“WOFE”) in the PRC owned by Duowan (Hong Kong) (collectively “Duowan Limited Group Structure”). The First Reorganization was necessary to comply with PRC laws and regulations which prohibit or restrict foreign ownership of companies that provide internet content services in the PRC where licenses are required.

By entering into a series of agreements among the Founder, the Co-founder, Guangzhou Huaduo, and Guangzhou Duowan (collectively, “First VIE agreements”), Guangzhou Huaduo became a VIE of Guangzhou Duowan. Guangzhou Duowan became the primary beneficiary of Guangzhou Huaduo.

In November 2007, Duowan Entertainment Corporation (“Duowan BVI”) was incorporated in the British Virgin Islands. In March 2008, Duowan BVI established Duowan Entertainment Information Technology (Beijing) Company Limited (“Duowan Entertainment”), as a WOFE in the PRC and a wholly-owned subsidiary of Duowan BVI. The Group undertook a second reorganization (the “Second Reorganization”) whereby the First VIE agreements among the Founder, the Co-founder, Guangzhou Huaduo and Guangzhou Duowan were terminated and a new series of VIE agreements (collectively, “Second VIE agreements”) were signed among the Founder, the Co-founder, Guangzhou Huaduo and Duowan Entertainment, through which Duowan Entertainment became the primary beneficiary and exercised effective control over the operations of Guangzhou Huaduo. Duowan BVI became the then holding company of the Group.

In August 2008, Duowan Entertainment purchased all the equity interests in Guangzhou Duowan from Duowan (Hong Kong).

In December 2008, the Group undertook another reorganization (the “Third Reorganization”) and acquired all of the equity interests of NeoTasks Inc. (“NeoTasks”), a Cayman Islands company, together with its wholly-owned subsidiary, NeoTasks Limited, its WOFE, NeoTasks International Media Technology (Beijing) Co., Ltd. (“NeoTasks Beijing”), and its VIE, Beijing Tuda Science and Technology Co., Limited (“Beijing Tuda”).

In July 2009, Guangzhou Duowan was renamed as Zhuhai Duowan Information Technology Co., Ltd. (“Zhuhai Duowan”).

In December 2009, another series of VIE agreements (collectively, “Third VIE agreements”) were entered into amongst the legal shareholders of Beijing Tuda and Duowan Entertainment and thus completing the Third Reorganization. Through the aforementioned activities, Beijing Tuda became a VIE, whose primary beneficiary is Duowan Entertainment.

In December 2010, Duowan BVI established Zhuhai Duowan Technology Company Limited (“Zhuhai Duowan Technology”), which is directly 100% owned by Duowan BVI.

On September 6, 2011, pursuant to a share swap agreement, all the then existing shareholders of Duowan BVI exchanged their respective shares, including the Series A, Series B, Series C-1 and Series C-2 Preferred Shares, of Duowan BVI for equivalent classes of shares of the Company on a 1 for 1 basis. As a result, Duowan BVI became a wholly-owned subsidiary of the Company and it also became the holding company of the Group (the “Share Swap”).

In May 2012, Duowan Entertainment was renamed as Huanju Shidai Technology (Beijing) Company Limited (“Beijing Huanju Shidai”).

In September 2012, Zhuhai Duowan Technology was renamed as Guangzhou Huanju Shidai Information Technology Company Limited (“Guangzhou Huanju Shidai”).

The First Reorganization, the Second Reorganization, the Third Reorganization and the Share Swap were all reorganization of entities under common control and have been accounted for in a manner akin to a pooling of interest as if the Company, through its wholly owned subsidiaries, had been in existence and been the primary beneficiary of the VIEs throughout the periods presented in the consolidated financial statements. As a result of these arrangements, the Company, through its wholly owned subsidiaries, is considered the primary beneficiary of two VIEs, Guangzhou Huaduo and Beijing Tuda, and accordingly, their results of operation and financial conditions are consolidated in the financial statements of the Group.

(c) Initial Public Offering

The Company completed its initial public offering (“IPO”) on November 21, 2012 on the NASDAQ Global Market and the underwriters subsequently exercised their over-allotment option on December 5, 2012. The Company issued and sold a total of 8,970,000 American Depositary shares (“ADSs”) in these transactions, representing 179,400,000 Class A common shares. Each ADS represents twenty Class A common shares. The net proceeds received by the Company, after deducting commissions and offering expenses, amounted to approximately US$82,055. Upon the completion of the IPO, all of the Company’s 359,424,310 outstanding preferred shares and 548,408,914 outstanding common shares were converted into Class B common shares immediately as of the same date.

(d) Subsidiaries and VIEs

The details of the subsidiaries and VIEs as of December 31, 2012 are set out below:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities

Subsidiaries

Duowan Entertainment Corporation (“Duowan BVI”)	British Virgin Islands	November 6, 2007	100%	Investment holding

NeoTasks Inc. (“NeoTasks”)	Cayman Islands	April 26, 2006	100%	Investment holding

NeoTasks Limited	Hong Kong	June 16, 2005	100%	Investment holding

Huanju Shidai Technology (Beijing) Company Limited (“Beijing Huanju Shidai” or “Duowan Entertainment”)	PRC	March 19, 2008	100%	Investment holding

Zhuhai Duowan Information Technology Company Limited (“Zhuhai Duowan” or “Guangzhou Duowan”)	PRC	April 9, 2007	100%	Online advertising and software development

Guangzhou Huanju Shidai Information Technology Company Limited (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Variable Interest Entities (“VIEs”)

Guangzhou Huaduo Network Technology Company Limited (“Guangzhou Huaduo”)	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services

Beijing Tuda Science and Technology Company Limited (“Beijing Tuda”)	PRC	June 2, 2005	100%	Holder of internet content provider licenses

(e) Variable Interest Entities

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide internet-content, the Group conducts substantially all its operations through Guangzhou Huaduo and Beijing Tuda, which holds the internet value-added service license and approvals to provide such internet services in the PRC. Beijing Huanju Shidai entered into a series of contractual agreements among Beijing Huanju Shidai, Guangzhou Huaduo and their legal shareholders. Beijing Huanju Shidai also entered into a series of contractual agreements among Bejing Huanju Shidai, Beijing Tuda, and Beijing Tuda’s legal shareholders.

Guangzhou Huaduo

The Company’s relationships with Guangzhou Huaduo and its shareholders are governed by the following contractual arrangements:

•	Exclusive Technology Support and Technology Services Agreement

Under the exclusive technology support and technology services agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support and technology services related to all technologies needed for its business. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is determined by various factors, including the expenses Beijing Huanju Shidai incurs for providing such services and Guangzhou Huaduo’s revenues. The term of this agreement will expire in 2028 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

•	Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support, business support and consulting services related to the services provided by Guangzhou Huaduo, the scope of which is to be determined by Beijing Huanju Shidai from time to time. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is a certain percentage of its earnings. The term of this agreement will expire in 2039 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

•	Exclusive Option Agreement

The parties to the exclusive option agreement are Beijing Huanju Shidai, Guangzhou Huaduo and each of the shareholders of Guangzhou Huaduo. Under the exclusive option agreement, each of the shareholders of Guangzhou Huaduo irrevocably granted Beijing Huanju Shidai or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in Guangzhou Huaduo. Beijing Huanju Shidai or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing Huanju Shidai’s prior written consent, Guangzhou Huaduo’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huaduo. The term of this agreement is ten years and may be extended at Beijing Huanju Shidai’s sole discretion.

•	Powers of Attorney

Pursuant to the irrevocable power of attorney executed by each shareholder of Guangzhou Huaduo, each such shareholder appointed Beijing Huanju Shidai as its attorney-in-fact to exercise such shareholders’ rights in Guangzhou Huaduo, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huaduo requiring shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huaduo. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Guangzhou Huaduo.

•	Share Pledge Agreement

Pursuant to the share pledge agreement between Beijing Huanju Shidai and the shareholders of Guangzhou Huaduo, the shareholders of Guangzhou Huaduo have pledged all of their equity interests in Guangzhou Huaduo to Beijing Huanju Shidai to guarantee the performance by Guangzhou Huaduo and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement, exclusive technology support and technology services agreement and powers of attorney. If Guangzhou Huaduo and/or its shareholders breach their contractual obligations under those agreements, Beijing Huanju Shidai, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

Beijing Tuda

The Company’s relationships with Beijing Tuda and its shareholders are governed by the following contractual arrangements:

•	Exclusive Technology Support and Technology Services Agreement

Pursuant to the exclusive technology support and technology services agreement between Beijing Huanju Shidai and Beijing Tuda, Beijing Huanju Shidai has the exclusive right to provide to Beijing Tuda technology support and technology services related to all technologies needed for its business. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Beijing Tuda to Beijing Huanju Shidai is determined by various factors, including the expenses Beijing Huanju Shidai incurs for providing such services and Beijing Tuda’s revenues. The term of this agreement will expire in 2029 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Beijing Tuda.

•	Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Beijing Huanju Shidai and Beijing Tuda, Beijing Huanju Shidai has the exclusive right to provide to Beijing Tuda technology support, business support and consulting services related to the services provided by Beijing Tuda, the scope of which is to be determined by Beijing Huanju Shidai from time to time. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Beijing Tuda to Beijing Huanju Shidai is a certain percentage of its earnings. The term of this agreement will expire in 2039 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Beijing Tuda.

•	Exclusive Option Agreement

The parties to the exclusive option agreement are Beijing Huanju Shidai, Beijing Tuda and each of the shareholders of Beijing Tuda. Under the exclusive option agreement, each of the shareholders of Beijing Tuda irrevocably granted Beijing Huanju Shidai or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in Beijing Tuda. Beijing Huanju Shidai or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing Huanju Shidai’s prior written consent, Beijing Tuda’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Beijing Tuda. The term of this agreement is ten years and may be extended at Beijing Huanju Shidai’s sole discretion.

•	Powers of Attorney

Pursuant to the irrevocable power of attorney executed by each shareholder of Beijing Tuda, each such shareholder appointed Beijing Huanju Shidai as its attorney-in-fact to exercise such shareholders’ rights in Beijing Tuda, including, without limitation, the power to vote on its behalf on all matters of Beijing Tuda requiring shareholder approval under PRC laws and regulations and the articles of association of Beijing Tuda. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Beijing Tuda.

•	Share Pledge Agreement

Under the share pledge agreement between Beijing Huanju Shidai and the shareholders of Beijing Tuda, the shareholders of Beijing Tuda have pledged all of their equity interests in Beijing Tuda to Beijing Huanju Shidai to guarantee the performance by Beijing Tuda and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement, exclusive technology support and technology services agreement and powers of attorney. If Beijing Tuda or its shareholders breach their contractual obligations under those agreements, Beijing Huanju Shidai, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

Through the aforementioned contractual agreements, Guangzhou Huaduo and Beijing Tuda are considered VIEs in accordance with Generally Accepted Accounting Principles in the United States (“US GAAP”) because the Company, through Beijing Huanju Shidai has the ability to:

•	exercise effective control over Guangzhou Huaduo or Beijing Tuda;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from VIEs as if it were their sole shareholder; and

•	have an exclusive option to purchase all of the equity interests in the VIEs.

Management evaluated the relationships among the Company, Beijing Huanju Shidai, the VIEs and concluded that Beijing Huanju Shidai is the primary beneficiary of the VIEs. As a result, the VIEs’ results of operations, assets and liabilities have been included in the Company’s consolidated financial statements. The adoption of the new consolidation guidance effective January 1, 2010 did not change the Group’s conclusions on consolidation.

As of December 31, 2012, the total assets of the consolidated VIEs were RMB473,035, mainly comprising cash and cash equivalents, accounts receivable, prepayments and other current assets, investment, property and equipment, intangible assets and deferred tax assets. As of December 31, 2012, the total liabilities of the consolidated VIEs were RMB313,955, mainly comprising accounts payable, deferred revenue, accrued liabilities and other current liabilities, tax payable and advances from users.

In accordance with the aforementioned agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of the VIEs. Therefore the Company considers that there is no asset in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs, except for registered capital of the VIEs amounting to RMB31,000 as of December 31, 2012. As the consolidated VIEs were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC internet value-added services business through the VIEs, the Company will, if needed provide such support on a discretional basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

(f) Share Split

On December 23, 2009, the board of directors of Duowan BVI approved a 1 to 490 share split of all of its outstanding common shares and a proportional adjustment to the existing conversion ratios for each series of preferred shares. Accordingly, all share, share option and per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retrospectively, where applicable, to reflect this share split and adjustment of the preferred shares conversion ratio.

Principal accounting policies	12 Months Ended
Dec. 31, 2012
Principal accounting policies
2.	Principal accounting policies

(a)	Basis of presentation

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with the US GAAP.

(b)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.

The First Reorganization, the Second Reorganization and the Third Reorganization, as described in Note 1 have been accounted for at historical costs. The assets and liabilities of Guangzhou Huaduo and Beijing Tuda are consolidated in the Company’s financial statements at carryover basis. The accompanying consolidated statements of operations and comprehensive (loss) income and consolidated statements of cash flows include the results of operations and cash flows of the Group as if the current group structure had been in existence throughout the years ended December 31, 2010, 2011 and 2012, or since their respective dates of incorporation. The accompanying consolidated balance sheets have been prepared to present the financial position of the Group as of December 31, 2011 and 2012 as if the current group structure had been in existence as of these dates.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Beijing Huanju Shidai and ultimately the Company holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs.

(c)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Company believes that lives of the game and lives of the user relationship related to online game revenue, the determination of estimated selling prices of multiple element revenue contracts, sales rebate to advertising agencies, income taxes, allowances for doubtful accounts, determination of share-based compensation expenses, impairment assessment of goodwill, long-lived assets and intangible assets, represent critical accounting policies that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, British Virgin Islands, and Hong Kong is United States dollar (“US$”), while the functional currency of the other entities and VIEs in the Group is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company, its subsidiaries and VIEs, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of operations and comprehensive (loss) income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains (losses), net in the consolidated statement of operations.

(e)	Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2301 on December 31, 2012 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Fair value of financial instruments

The Group’s financial instruments consist principally of cash and cash equivalents, short-term deposits, accounts receivable, other receivables, amounts due from (to) related parties, accounts payable and other payables. The carrying values of these balances approximate their fair values due to the current and short-term nature of these balances.

(g)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

(h)	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

(i)	Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

(j)	Equity investment

The equity investment is comprised of investments in privately-held companies. The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investment in privately-held companies, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

(k)	Cost investment

The cost investment is comprised of investments in privately-held companies. The Group accounts for cost investment which has no readily determinable fair value using the cost method. Under the cost method, the investment is measured initially at cost. The investment carried at cost should recognize income when dividends are received from the distribution of the investee’s earnings. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

(l)	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Servers, computers and equipment	3 years	0%-5%
Furniture, fixture and office equipment	5 years	5%
Motor vehicles	4 years	5%
Leasehold improvement	Shorter of lease term or 5 years	—

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use.

(m)	Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Group allocates the purchase price of the acquisition to the tangible assets, liabilities, and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related costs generally are expensed as incurred.

(n)	Intangible assets, net

Intangible assets mainly consist of software and domain names purchased from third parties. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Estimated useful lives

Software	3 -5 years
Technology	5 years
Domain name	15 years

(o)	Impairment of long-lived assets and intangible assets

For other long-lived assets including amortizable intangible assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

(p)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business (Note 11).

(q)	Annual test for impairment of goodwill

Goodwill assessment for impairment is performed on at least an annual basis on October 1 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the fair value of each reporting unit.

No goodwill impairment losses were recognized for the years ended December 31, 2010, 2011 and 2012.

(r)	Operating leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating lease are charged to the consolidated statements of operations on a straight-line basis over the period of the lease.

(s)	Revenue recognition

The Group generates revenues from internet value-added services (“IVAS”) and online advertising. Revenues from IVAS are generated from online games, YY music, membership subscription fees and other IVAS. Online advertising revenues are primarily generated from sales of different forms of advertising on the Group’s platform. Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met as described below.

In October 2009, the Financial Accounting Standards Board (the “FASB”) issued a new guidance to address the accounting for multiple-deliverable arrangements. This new guidance is effective prospectively in fiscal years beginning upon or after June 15, 2010, and early adoption is permitted. The Group has elected early adoption of this new guidance through a retrospective application to all revenue arrangements for all periods presented of the financial statements.

(i)	Internet value-added services

The Group operates a virtual currency system, under which, the users can directly purchase virtual currency, virtual items on YY Client’s online community channels or pay membership subscription fees via online payment systems provided by third parties including payments using mobile phone, internet debit/credit card payment and other third party payment systems. The virtual currency can be converted into game tokens that can be used to purchase virtual items in online games (both developed by third parties and self-developed), or used directly to purchase virtual items on YY Client’s online community channels or used to pay membership subscription fees. Virtual currency sold but not yet consumed by the purchasers is recorded as “Advances from users” and upon conversion or being used, is recognized as revenue according to the respective prescribed revenue recognition policies addressed below:

(1) Online game revenue

The Group generates revenues from offering virtual items in online games developed by third parties or the Group itself to gaming players. Historically, the majority of online game revenues for the three years ended December 31, 2010, 2011 and 2012 were derived from third parties developed games.

Users play games through the Group’s platform free of charge and are charged for purchases of virtual items including consumable and perpetual items, which can be utilized in the online games to enhance their game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online game. All of the online games can be accessed and played by end users on the Group’s platform without downloading separate software.

The Group recognizes revenue when recognition criteria defined under US GAAP are satisfied. For purposes of determining when the service has been provided to the paying player, the Group has determined that an implied obligation exists to the paying player to continue providing access to the games such that the users can utilize the virtual items purchased by game tokens. Game players need to log on and access the games through the Group’s platform because their game tokens, virtual items, and game history are specific to the Group’s game accounts and non-transferable to other platforms. To purchase in-game virtual items, players can either charge their game accounts by purchasing game tokens or virtual currency from the Group’s platform, which are convertible into game tokens based on a predetermined exchange rate agreed among the Group and the relevant game developers.

The proceeds from the purchase of the Group’s virtual currency is recorded as “advances from users”, representing prepayments received from users in the form of the Group’s virtual currency not yet converted into game specific tokens. Upon the conversion into a game token from the Group’s virtual currency or upon the direct purchase of a game token, whichever is applicable, the proceeds will be shared between the Group and the relevant game developer based on a predetermined contractual ratio. Game tokens are non-refundable and non-exchangeable among different games. The Group’s portion, net of the game developer’s proceeds, is recorded as deferred revenue and amortized according to the prescribed revenue recognition policies described below. Users typically do not convert the virtual currency into game tokens or purchase the game tokens unless they soon plan to purchase in-game virtual items.

- Third party developed online games

Pursuant to contracts signed between the Group and the respective game developers, revenues from the sale or conversion of game tokens to be used for the purchase of in-game virtual items from online games developed by third parties are shared between the Group and the game developers based on a pre-agreed ratio for each game. These revenue-sharing contracts typically last one to two years.

The third party developed games are all under non-exclusive licensing contracts, maintained and updated by the game developers. The Group views the game developers to be the Group’s customers and considers the Group’s responsibilities under the Group’s agreements with the game developers to offer certain standard promotions that include providing access to the platform, announcing the new games to users on the platform, and occasional advertising on the YY platform. The determination of whether to record these revenues using gross or net method is based on an assessment of various factors. The primary factors are whether the Group is acting as the principal in offering services to the game players or as agent in the transaction, and the specific requirement of each contract. The Group determined that for third party developed games, the third party game developers are the principal given the game developers design and develop the web-game services offered, have reasonable latitude to establish prices of game tokens, and are responsible for maintaining and upgrading the game contents and virtual items. Accordingly, the Group records online game revenue, net of the pre-agreed portion of sharing of the revenues with the game developers.

Given that third party developed games are managed and administered by the third party game developers, the Group does not have access to the data on the consumption details such as when the game token is spent on the virtual items or the types of virtual items (consumable or perpetual items) purchased by each individual game player. However, the Group maintains historical data on timing of the conversion of its virtual currency into game specific tokens and the amount of purchases of game tokens. The Group believes that its performance for, and obligation to, the game developers corresponds to the game developers’ services to the users. The Group has adopted a policy to recognize revenues relating to game tokens for third party developed games over the estimated user relationship with the Group on a game-by-game basis, which are approximately three to six months for the periods presented. Future usage patterns may differ from historical usage patterns and therefore the estimated user relationship with the Group may change in the future.

When the Group launches a new game, it estimates the user relationship based on other similar types of games in the market until the new game establishes its own history. The Group considers the games profile, attributes, target audience, and its appeal to players of different demographics groups in estimating the user relationship period.

The estimate user relationship period is based on data collected from those users who have acquired game tokens To estimate the user relationship period, the Group maintains a software system that captures the following information for each user: (a) the frequency that users log into each game via the Group’s platform, and (b) the amount and the timing of when the users convert or charge his or her game tokens. The Group estimates the user relationship period for a particular game to be (1) the date a player purchases or converts from virtual currency to a game token through (2) the date the Group estimates the user plays the game for the last time. This computation is completed on a user by user basis. Then, the results for all analyzed users are averaged to determine one estimated end user relationship period for each game. Each month’s in-game payments are recognized over the user relationship period calculated for that game.

The consideration of user relationship with each online game is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationships on a quarterly basis. Any adjustments arising from changes in the user relationship as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.

- Self-developed games

Revenues derived from self-developed games are recorded on a gross basis as the Group acts as a principal to fulfill all obligations. The Group does not maintain information on consumption details of in-game virtual items, and only has limited information related to the frequency of log-ons for its two self developed games. Given that certain historical data is not available, the Group uses the user relationship of third party games with similar popularity, gaming experience and sales to determine the estimated period of user relationship for its self-developed games. The estimated user relationship period of the Group’s self-developed games are approximately four months for the periods presented.

(2) YY music revenue

The Group creates and offers virtual items to be used by users on YY music channels, which the Group operates and maintains. The virtual items are offered free of charge or sold to users at different specified prices as pre-determined by the Company. YY Music revenue consists of sales of virtual items. Users purchase consumable virtual items from the Group and present them to performers to show support for their favorite performers or time-based virtual items, which provide users with recognized status, such as priority speaking rights or special symbols on the music channels for a specific period of time. In order to attract user traffic, the Group shares with certain popular performers and channel owners, who have entered into revenue sharing arrangements with the Group, a portion of the revenues the Group derives from such in-channel virtual item sales on YY music channels, which the Group accounts for as cost of revenue. Performers and channel owners, who do not have revenue sharing arrangements with the Group, are not entitled to share any revenue derived from the virtual items sold. All virtual items offered to users through Mobile YY operated by the Company are free of charge. The Group does not recognize any revenue from offering free virtual items nor share any revenue with performers or channel owners when free virtual items are presented to performers by the users. Accordingly, YY Music revenue is recognized for the sale of virtual items sold in YY Music channels immediately if the virtual item is a consumable or, in the case of time-based virtual items, recognized ratably over the period each virtual item is made available to the user, which does not exceed one year. The Group does not have further obligations to the user after the virtual items are consumed. Virtual items may be sold individually or bundled into one arrangement. When the Group’s users purchase multiple virtual items bundled within the same arrangement, the Group evaluates such arrangements under ASC 605-25 Multiple-Element Arrangements. The Group identifies individual elements under the arrangement and determines if such elements meet the criteria to be accounted for as separate units of accounting. The Group allocates the arrangement consideration to the separate units of accounting based on their relative selling price. The following hierarchy has been followed when determining the relative selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”), and (3) best estimate of selling price (“BESP”). Given that the VSOE of the selling price cannot be determined, the Group has adopted a policy to allocate the consideration of the whole arrangement to different virtual item elements based on the TPE of selling price or the BESP for each virtual item element. The Group determines the fair values of virtual items sold in a bundle based on similar products sold separately on the YY platform based on the TPE of the selling price and determines the fair values of virtual items without similar products sold separately on the YY platform based on the BESP. The BESP is generally based on the selling prices of the various elements of a similar nature when they are sold to users on a stand-alone basis. The BESP may also be based on an estimated stand-alone pricing when the element has not previously been sold on a stand-alone basis.

These estimates are generally determined based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each virtual item element in accordance with the applicable revenue recognition method.

(3) Other revenue

Other revenue mainly represents membership subscription revenue, server rental income, revenue from sales of virtual items in various channels in YY platform, such as game broadcasting channels etc. and other miscellaneous produce sales in YY platform.

The Group operates a membership subscription program where subscription members can have enhanced user privileges when using YY Client. The membership fee is collected up-front from subscribers. The receipt of the revenue is initially recorded as deferred revenue and revenue is recognized ratably over the period of the subscription as services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as long-term deferred revenue.

Server rental income is recognized on a straight-line basis over the rental period.

Revenue from sales of virtual items in various channels is recognized on item basis, which is consistent with the revenue recognition policies in YY music revenue.

(ii)	Advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s platform in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, and buttons. Advertisements on the Group’s platform are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The Group enters into advertising contracts directly with advertisers or third party advertising agencies that represent advertisers. Contract terms generally range from 1 to 3 months. Both third party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 6 months.

Where customers purchase multiple advertising spaces with different display periods in the same contract, the Group allocates the total consideration to the various advertising elements based on the relative selling price method and recognizes revenue for the different elements over their respective display periods. The following hierarchy should be followed when determining the appropriate selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”), and (3) best estimate of selling price (“BESP”). Given that the VSOE or TPE of the selling price cannot be determined, the Group has adopted a policy to allocate the fair values of different advertising elements based on the best estimate selling prices of each advertisement within the contract taking into consideration the standard price list and historical discounts granted. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight line basis over the contract period.

Transactions with third party advertising agencies

For contracts entered into with third party advertising agencies, the third party advertising agencies will in turn sell the advertising services to advertisers. Revenue is recognized ratably over the contract period of display based on the following criteria:

•

There is persuasive evidence that an arrangement exists—the Group will enter into framework and execution agreements with the advertising agencies, specifying price, advertising content, format and timing

•	Price is fixed or determinable—price charged to the advertising agencies are specified in the agreements, including relevant discount and rebate rates

•	Services are rendered—the Group recognizes revenue ratably as the element are delivered over the contract period of display

•

Collectability is reasonably assured—the Group assesses credit history of each advertising agency before entering into any framework and execution agreements. If the collectability from the agencies is assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all the other revenue criteria are met

The Group provides sales incentives in the forms of discounts and rebates to third party advertising agencies based on purchase volume. As the advertising agencies are viewed as the customers in these transactions, revenue is recognized based on the price charged to the agencies, net of sales incentives provided to the agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience.

Transactions with advertisers

The Group also enters into advertisement contracts directly with advertisers. Similar to transactions with third party advertising agencies, the Group recognizes revenue ratably as the elements are delivered over the contract period of display. The terms and conditions, including price, are fixed according to the contract between the Group and the advertisers. The Group also performs a credit assessment of all advertisers prior to entering into contracts. Revenue is recognized based on the amount charged to the advertisers, net of discounts.

(t)	Advances from users and deferred revenue

Advances from users are prepayments from users in the form of the Group’s virtual currency that are not yet consumed or converted into game tokens, and upon the consumption or conversion, are recognized as revenue according to the prescribed revenue recognition policies described above. Deferred revenue primarily consists of the unamortized game tokens and prepaid subscriptions under the membership program and unamortized virtual items in YY Music, where there is still an implied obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

(u)	Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate IVAS and advertising revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) bandwidth costs, (ii) depreciation and amortization expense for servers and other equipment or intangibles directly related to operating the platform, (iii) personnel expenses such as salary and welfare expenses and share-based compensation, (iv) payment handling cost, (v) business taxes and related surcharges, cultural development fee, (vi) revenue sharing fees, including payments to channel owners and performers in YY music channels, those entitled to revenue sharing in various channels activities in YY platform, such as the channel owners in live game broadcasting, and content owners of the products sold in YY platform. All revenue sharing fees are based on the respective contractual arrangements between the Group and the counter party, and (vii) other costs.

In the PRC, business taxes are imposed by the government on revenues reported by any selling entity for the provision of taxable services in the PRC, transfer of intangible assets and sales of immovable properties in the PRC. The business tax rate varies depending on the nature of the revenues. The Group is also subject to cultural development fee at a tax rate of 3% on service income from provision of advertising services in the PRC.

On January 1, 2012, a pilot program (the “Pilot Program”) was launched in Shanghai for a transition of imposing value-added tax (“VAT”) on revenues derived from certain pilot industries (the “Pilot Industries”) other than business taxes. Starting from September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in the PRC, including Beijing and Guangdong province, where the Group’s subsidiaries and VIEs are incorporated and have operations therein. The Group’s advertising revenue and online game revenue are within the scope of Pilot Industries and they became subject to VAT therein effective from November 1, 2012 and December 1, 2012, at a rate of 6% respectively. The Group hence recognizes advertising revenue and online game revenue net of VAT thereafter. Prior to the Pilot Program’s being applied to Group’s revenue, the Group’s advertising revenues earned from external customers were subject to business taxes at 5%, 5% and 5% for the years ended December 31, 2010, 2011 and ten months ended October 31, 2012, and the Group’ IVAS revenue earned from external customers were subject to business taxes of 3%, 3% and 3% for the years ended December 31, 2010, 2011 and 2012, except that the Group’s online game revenue began to be subject to VAT of 6% commencing December 2012.

The Group is subject to surcharges of business taxes and VAT, which are calculated based on 10%, 12% and 12% of the business taxes and VAT payable for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group reported business taxes and surcharges, and cultural development fees incurred in cost of revenues. The business taxes and surcharges, and cultural development fees included in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB7,186, RMB16,462 and RMB30,026, respectively.

Based on the Group’s corporate structure and the contractual arrangements among the Group’s PRC subsidiaries, the Group’s VIEs and their shareholders, the Group is effectively subject to the 5% PRC business tax and generally subject to 6% VAT and related surcharges on revenues generated by the Group’s subsidiaries from the Group’s contractual arrangements with the Group’s VIEs.

(v)	Research and development expenses

Research and development costs consist primarily of (i) salary and benefits for our research and development personnel, and (ii) rental and depreciation of office premise and servers utilized by the research and development personnel. The costs to develop the YY gaming platform, including the costs to develop the websites, new services and features, are expensed as incurred.

Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

Development costs incurred for the years ended December 31, 2010, 2011 and 2012 that were qualified for capitalization were insignificant.

(w)	Sales and marketing expenses

Sales and marketing expenses comprise primarily of salary, commission, stock based compensation expenses, and benefits of sales and marketing personnel and advertising and market promotion expenses. The advertising and market promotion expenses amounted to approximately RMB1,773, RMB4,234 and RMB 5,534 during the years ended December 31, 2010, 2011 and 2012, respectively.

(x)	General and administrative expenses

General and administrative expenses consist primarily of salary and benefits, including share-based compensation for general and administrative personnel, professional service fees, legal expenses and other administrative expenses.

(y)	Government grants

Government grants represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company. Government grants are originally recorded as deferred revenue when received upfront. After all of the conditions specified in the grants have been met, the grants are recognized as operating or non-operating income based on the nature of the government grants.

(z)	Share-based compensation

The Company grants stock-based award, such as, but not limited to, share options, restricted shares, restricted share units and warrants to eligible employees, officers, directors, and non-employee consultants.

Awards granted to employees, officers, and directors are initially accounted for as equity-classified awards. The related shared-based compensation expenses are measured at the grant date fair value of the award and are recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Duowan BVI also granted share options and restricted shares to non-employees. Awards granted to non-employees are initially measured at fair value on the grant date and periodically re-measured thereafter until the earlier of the performance commitment date or the date the service is completed and recognized over the period the service is provided. Awards are re-measured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are completed and awards are vested. Changes in fair value between the interim reporting dates are attributed consistent with the method used in recognizing the original compensation costs.

As a result of Duowan BVI’s repurchases of certain awards offered in 2009 and in 2011 (Note 19), certain initially equity classified employee and non-employee awards had been reclassified as a liability classified award, as these awards were deemed to have a substantive cash settlement feature. These awards are re-measured at the end of each reporting period until either the substantive cash settlement is terminated or the holder of the awards is exposed to the market value fluctuation of the underlying shares for a reasonable period of time (at least six months), or the awards are settled, cancelled or expire unexercised.

On September 15, 2011, the board of directors of the Company resolved not to undertake any repurchases of vested or unvested share-based compensation awards, except under those conditions specified in the relevant award scheme and grant documents. In addition, any proposed repurchase of vested or unvested share-based compensation awards should be approved by the majority votes of the board of directors. Such intention of the Company was specifically communicated to all employees with or without the awards. All the employees with vested or unvested awards also confirmed such understanding by a written confirmation. Accordingly, the classification of the liability-classified awards changed back to be equity-classified.

Share-based compensation expense is recorded net of estimated forfeitures so that expense is recorded for only those stock-based awards that we expect to vest. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates.

Prior to the initial public offering date (Note 17), the Binomial option-pricing model was used to measure the fair value of all the share options. The determination of the fair value was affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the Binomial option-pricing model requires extensive actual employee, directors, officers and non-employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions. Following the listing of the Company, the grant date fair value of share-based awards is based on stock price of the Company in the NASDAQ Global Market.

(aa)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of operations and comprehensive (loss) income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statements of operations. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2010 and 2011, the Group did not have any significant unrecognized uncertain tax positions.

(bb)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statements of operations amounted to RMB10,217, RMB23,657 and RMB39,660 for the years ended December 31, 2010, 2011 and 2012, respectively.

(cc)	Statutory reserves

The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly-owned foreign enterprises (Beijing Huanju Shidai, Zhuhai Duowan and Guangzhou Huanju Shidai) have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the Company Laws of the PRC, the VIEs of the Company registered as PRC domestic companies (Guangzhou Huaduo and Beijing Tuda) must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

The Group did not make any appropriation to its general reserve fund, statutory surpluses fund, discretionary surplus fund, and the staff bonus and welfare fund for the years ended December 31, 2010, 2011 and 2012, respectively, as the PRC subsidiaries and VIEs reported accumulated losses.

(dd)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation. See also Note 21 for further information.

(ee)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2010, 2011 and 2012, respectively. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

(ff)	(Loss) income per share

Basic (loss) income per share is computed by dividing net loss attributable to common shareholders, considering the accretion or decretion of redemption feature, deemed dividend to preferred shareholders and amortization of beneficial conversion feature related to its convertible redeemable preferred shares (Note 20), by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted (loss) income per share is calculated by dividing net loss attributable to common shareholders, as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of common shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

(gg)	Comprehensive (loss) income

Comprehensive (loss) income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive (loss) income is reported in the consolidated statements of operations and comprehensive (loss) income. Accumulated other comprehensive loss of the Group includes the foreign currency translation adjustments.

(hh)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

(ii)	Internal use software

The Company recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Company has not capitalized any costs related to internal use software during the years ended December 31, 2010, 2011 and 2012, respectively.

(jj)	Recently issued accounting pronouncements

In July 2012, the FASB issued an accounting standards update which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test on indefinite-lived intangible assets other than goodwill. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of ASU 2012-02 will not have an impact on its consolidated financial statements.

Certain risks and concentration	12 Months Ended
Dec. 31, 2012
Certain risks and concentration
3.	Certain risks and concentration

(a)	PRC regulations

Foreign ownership of internet-based businesses is subject to significant restrictions under the current PRC laws and regulations. The PRC government regulates internet access, the distribution of online information and the conduct of online commerce through strict business licensing requirements and other government regulations. These laws and regulations also limit foreign ownership in PRC companies that provide internet information distribution services. Specifically, foreign ownership in an internet information provider or other value-added telecommunication service providers may not exceed 50%. Foreigners or foreign invested enterprises are currently not able to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and accordingly, the Company is considered as a foreign invested enterprise under PRC law.

In order to comply with the PRC laws restricting foreign ownership in the online business in China, the Group operates the online business in China through contractual arrangements with Guangzhou Huaduo and Beijing Tuda, the Group’s two VIEs. As of December 31, 2012, Mr. David Xueling Li, CEO, Mr. Jun Lei, Chairman of the Company, Mr. Tony Bin Zhao, Chief Technology Officer, Mr. Jin Cao, General Manager of the Website Department, and Beijing Tuda own approximately 1.7%, 1.5%, 0.1%, 0.1% and 96.6% of Guangzhou Huaduo’s equity interests, respectively. As of December 31, 2012, Mr. David Xueling Li, CEO, Mr. Tony Bin Zhao, Chief Technology Officer, and Mr. Jin Cao, General Manager of Website Department, own 97.7%, 1.5% and 0.8% of Beijing Tuda’s equity interests, respectively.

The VIEs hold the licenses and permits necessary to conduct its internet value-added services and online advertising business in the PRC. If the Company had direct ownership of the VIEs, it would be able to exercise its rights as a shareholder to effect changes in the board of directors, which in turn could affect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIEs and its’ shareholders’ performance of their contractual obligations to exercise effective control. In addition, the Group’s contractual agreements have terms range from 10 to 30 years, which are subject to Beijing Huanju Shidai’s unilateral termination right. Under the respective service agreements, Beijing Huanju Shidai will provide services including technology support, technology services, business support and consulting services to Beijing Tuda and Guangzhou Huaduo in exchange for service fees. The amount of service fees payable is determined by various factors, including (a) a percentage of Beijing Tuda and Guangzhou Huaduo’s revenues or earnings, and (b) the expenses that Beijing Huanju Shidai incurs for providing such services. Beijing Huanju Shidai may charge up to 100% of the income in Beijing Tuda and Guangzhou Huaduo and a multiple of the expenses incurred for providing such services, as determined by Beijing Huanju Shidai from time to time. The service fees payable by Beijing Tuda and Guangzhou Huaduo to Beijing Huanju Shidai are determined to be up to 100% of the profits of the Beijing Tuda and Guangzhou Huaduo, with the timing of such payment to be determined at the sole discretion of Beijing Huanju Shidai. As of December 31, 2011 and 2012, Beijing Huanju Shidai determined that zero service fees were incurred and retained by Beijing Tuda and Guangzhou Huaduo, respectively, because both VIEs had accumulated losses since inception. Therefore, no fees were recorded in any intercompany payable accounts. No service fee was paid prior to December 31, 2012. If fees were incurred, it would be significant to the Company and the operating companies’ economic performance because it will be incurred and paid at up to 100% of the earnings of the VIEs. Fees incurred would be remitted, subject to further PRC restrictions. None of the VIEs or their shareholders are entitled to terminate the contracts prior to the expiration date, unless under remote circumstances such as a material breach of agreement or bankruptcy as it pertains to the service and business operation agreements and their amendment.

Further, the Group believes that the contractual arrangements among Beijing Huanju Shidai, the VIEs, and their shareholders are in compliance with PRC law and are legally enforceable. However, the PRC government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. The PRC government may also require the Company to restructure the Group’s operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. Furthermore, it could revoke the Group’s business and operating licenses, require it to discontinue or restrict its operations, restrict its right to collect revenues, block its website, require it to restructure its operations, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Beijing Huanju Shidai, and the VIEs.

The following consolidated financial information of the Group’s VIEs excluding the inter company items with the Group’s subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2011	2012
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	99,815	204,606
Short-term deposits	—	90,000
Accounts receivable, net	7,640	41,824
Amount due from a related party	2,000	1,073
Prepayments and other current assets	6,669	14,897
Deferred tax assets	7,750	25,666

Total current assets	123,874	378,066

Non-current assets
Deferred tax assets	329	92
Investments	5,244	2,950
Property and equipment, net	51,095	88,709
Intangible assets, net	796	3,218

Total non-current assets	57,464	94,969

Total assets	181,338	473,035

Liabilities

Current liabilities
Accounts payable	14,196	27,124
Deferred revenue	40,357	158,323
Advances from users	2,453	7,271
Income taxes payable	8,374	32,885
Accrued liabilities and other current liabilities	30,327	81,223
Amounts due to related parties	870	2,604

Total current liabilities	96,577	309,430

Non-current liabilities
Deferred revenue	448	4,525

Total liabilities	97,025	313,955

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	89,434	232,376	702,929
Net (loss) income	(146,134)	(79,334)	80,071

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	11,886	57,313	322,378
Net cash used in investing activities	(24,763)	(46,475)	(152,197)
Net cash provided/ (used in)by financing activities	—	—	—

	(12,877)	10,838	170,182

(b)	Foreign exchange risk

The revenues and expenses of the Group’s subsidiaries and VIEs in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Group’s financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC and exchange of foreign currencies into RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(c)	Concentration of risks

(i)	Concentration of online game revenue

Online game revenues account for 67%, 52% and 41% of total revenues for the years ended December 31, 2010, 2011 and 2012. The Group depends on the success of a limited number of online games to generate revenue. The top 5 games account for 87%, 66% and 53% of the total online game revenue for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table summarizes the games that account for more than 10% of the Group’s online game revenues:

	For the year ended December 31,
	2010	2011	2012

Online game
A1	63%	47%	16%
A2	11%	*	*
A3	*	10%	*
A4	*	*	13%

(ii)	Concentration of online advertising revenue

Online advertising revenues account for 32%, 27% and 14% of total revenues for the years ended December 31, 2010, 2011 and 2012. The Group depends on a limited number of customers for online advertising revenues. The top 10 customers accounted for 94%, 98% and 97% of the total online advertising revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table summarizes the percentage of the Group’s online advertising revenues from customers with over 10% of total online advertising revenues:

	For the year ended December 31,
	2010	2011	2012

Customer

B1	28%	36%	49%
B2	10%	22%	16%
B3	*	*	13%
B4	13%	12%	*
B5	16%	12%	*

The Group collects accounts receivable for IVAS revenue from collection agencies and accounts receivable for online advertising revenue from customers. The Group depends on payments from a limited number of the collection agencies and customers. The top 10 accounts receivable accounted for 92%, 96% and 92% of the total accounts receivable as of December 31, 2010, 2011 and 2012, respectively.

The following table summarizes the percentage of accounts receivable from collection agencies and customers with over 10% of total accounts receivable:

	December 31,
	2010	2011	2012

Collection agencies and customers
B1	24%	31%	34%
B2	*	*	16%
B3	12%	*	*
B4	12%	12%	*
B5	19%	12%	*

*	Less than 10%

(d)	Credit risk

As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents and short-term deposits were held by three and four PRC and international financial institution. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. The balances in the PRC are not insured since it is not a market practice in the PRC. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are either PRC banks or international banks that carry at least ‘A’ credit ratings from one or more credit rating agencies. The Group has not experienced any losses on its deposits of cash and cash equivalents and term deposit of the years ended December 31, 2010, 2011 and 2012 and believes its credit risk to be minimal.

Business combination	12 Months Ended
Dec. 31, 2012
Business combination
4.	Business combination

On March 12, 2012, the Group acquired a majority of the assets of an internet service company, which is in the business of operating an internet platform, for cash consideration of RMB11,722. As a result of the acquisition, the Group obtained the key intellectual property to develop and expand the platform of YY Client. The acquisition was recorded using the acquisition method of accounting and the allocation of the purchase price at the date of acquisition is as follows:

RMB
Property and equipment	128
Intangible assets
Technology	10,035
Software	660
Goodwill	899

Total	11,722

The business combination was completed on March 12, 2012 and there was no further adjustment to the purchase price allocation. The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The acquired goodwill is not deductible for tax purposes. Acquisition related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2012.

Pro forma results of operations related to the acquisition have not been presented because they are not material to the Group’s consolidated statements of operations and comprehensive (loss) income for the years ended December 31, 2010, 2011 and 2012.

Since the acquired business has been fully integrated into the Company’s current business after the acquisition, it is impracticable to disclose separately its standalone revenue and earnings after the acquisition.

Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions, which have original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2011 and 2012 primarily consist of the following currencies:

	December 31, 2011		December 31, 2012
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	108,775	108,775	460,176	460,176
US$	3,193	20,116	7,084	44,526

Total		128,891		504,702

Short-term deposits	12 Months Ended
Dec. 31, 2012
Short-term deposits
6.	Short-term deposits

Short-term deposits represent deposits placed with banks with original maturities of more than three months but less than one year. Short-term deposits are all denominated in RMB.

Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
7.	Accounts receivable, net

	December 31,
	2011	2012
	RMB	RMB

Accounts receivable, gross	47,022	123,332
Less: allowance for doubtful receivables	—	(5,716)

Accounts receivable, net	47,022	117,616

The following table presents movement of the allowance for doubtful receivables:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	(100)	(387)	—
Additions charged to general and administrative expenses	(287)	—	(6,884)
Write-off during the year	—	387	1,168

Balance at the end of the year	(387)	—	(5,716)

Investments	12 Months Ended
Dec. 31, 2012
Investments
8.	Investments

	December 31,
	2011	2012
	RMB	RMB

Equity investments (Note i)	3,142	2,950
Cost investments (Note ii, iii)	2,102	—

Total	5,244	2,950

(i)	On July 14, 2012, the Group disposed of its equity interest in Shenzhen Yingpeng to a related company, of which the Company’s Chairman is also the chairman of the related company, at fair value for cash consideration of RMB2,000. The net book value of this investment upon disposal was RMB1,349.
(ii)	On February 2, 2012, the Group disposed of a cost investment to the Chairman of the Company at its assessed fair value for cash consideration of RMB1,000.
(iii)	As of December 31, 2011, one of the Group’s investments represents an equity interest of 25% in a private company. As part of the share purchase agreement, the Group is entitled to receive an amount equal to 100% of its original investment in the event of liquidation in preference to other common shareholders. As a result, the investment was not an investment in common stock or in-substance common stock and precluded from applying the equity method of accounting. It was accounted for the investment under the cost method. The shareholders of the investment company resolved to liquidate the company on September 10, 2012, and the liquidation procedures had been substantially completed as of December 31, 2012. The Group is entitled to receive an amount equal to 100% of its original investment of RMB3,000. The net book value of this investment upon disposal was RMB649. No significant financial impact is expected.

Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net
9.	Property and equipment, net

Property and equipment consists of the following:

	December 31,
	2011	2012
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	61,595	103,005
Leasehold improvement	3,759	22,831
Furniture, fixture and office equipment	5,440	9,083
Motor vehicles	1,149	2,999
Construction in progress	400	—

Total	72,343	137,918
Less: accumulated depreciation	(18,761)	(47,619)

Property and equipment, net	53,582	90,299

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 were RMB4,284, RMB12,888, and RMB29,074, respectively.

Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
10.	Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2011	2012
	RMB	RMB

Gross carrying amount
Software	1,601	4,235
Technology	—	9,962
Domain name	11,504	11,477

Total of gross carrying amount	13,105	25,674

Less: accumulated amortization
Software	(902)	(1,808)
Technology	—	(1,659)
Domain name	(1,389)	(2,176)

Total of accumulated amortization	(2,291)	(5,643)

Less: impairment
Software	—	(550)

Intangible assets, net	10,814	19,481

Amortization expense for the years ended December 31, 2010, 2011 and 2012 were RMB1,030, RMB1,211 and RMB3,369, respectively.

The estimated amortization expenses for each of the following five years are as follows:

	Domain name	Technology	Software
	RMB	RMB	RMB
2013	784	1,992	888
2014	784	1,992	569
2015	762	1,992	381
2016	754	1,992	38
2017	754	335	1

The weighted average amortization periods of intangible assets as of December 31, 2011 and 2012 are as below:

December 31,
	2011	2012
Domain name	15 years	15 years
Technology	—	5 years
Software	5 years	3 years

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
11.	Goodwill

Duowan BVI acquired 100% equity interest of NeoTasks Inc.(“NeoTasks”) in 2008 and a majority of the assets of an internet service company in 2012. Goodwill of RMB1,604 represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired. Goodwill is not deductible for tax purposes. The Group performs the annual impairment tests on October 1 of each year. Based on the impairment tests performed, no impairment of goodwill was recorded for all periods presented.

Deferred revenue	12 Months Ended
Dec. 31, 2012
Deferred revenue
12.	Deferred revenue

	December 31,
	2011	2012
	RMB	RMB
Deferred revenue, current :
Online game	31,171	75,269
Membership subscription	9,142	53,401
YY music	—	29,137
Government grant	—	1,919
Others	44	133

Total current deferred revenue	40,357	159,859

Deferred revenue, non-current :
Membership subscription	448	4,329
Government grant	—	2,158

Total non-current deferred revenue	448	6,487

Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2012
Accrued liabilities and other current liabilities
13.	Accrued liabilities and other current liabilities

	December 31,
	2011	2012
	RMB	RMB

Accrued salaries and welfare	25,902	54,688
Accrued revenue sharing fees	1,148	19,504
Accrued bandwidth costs	5,801	15,679
Value added taxes payable	—	8,718
Business and other taxes payable	7,028	7,422
Accrued listing expenses	—	7,020
Accrued technology service fee	—	2,162
Deposits from advertising customers	6,250	1,750
Others	2,942	3,346

Total	49,071	120,289

Cost of revenue	12 Months Ended
Dec. 31, 2012
Cost of revenue
14.	Cost of revenue

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Bandwidth costs	32,491	75,064	145,037
Revenue sharing fees	—	6,750	109,273
Salary and welfare	23,510	33,388	50,009
Business tax and surcharges	7,186	16,462	30,026
Depreciation and amortization	4,298	11,951	25,762
Payment handling costs	6,769	9,306	22,828
Shared-based compensation	31,709	15,449	8,407
Other costs	4,099	14,329	24,791

Total	110,062	182,699	416,133

Government grants	12 Months Ended
Dec. 31, 2012
Government grants
15.	Government grants
In 2012, the Group earned and received cash subsidies of RMB2,465 from the PRC local government for operating its local business in the jurisdiction.

Income tax	12 Months Ended
Dec. 31, 2012
Income tax
16.	Income tax

(i) Cayman Islands (“Cayman”)

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii) British Virgin Islands (“BVI”)

Duowan BVI is exempt from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

(iii) Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the years ended December 31, 2010, 2011 and 2012. No Hong Kong profits tax has been provided as the Group’s subsidiaries have no assessable profit arising in Hong Kong.

(iv) PRC Enterprise Income Tax (“EIT”)

Current taxation primarily represented the provision for EIT for subsidiaries and VIEs operating in the PRC. Prior to January 1, 2008, companies established in the PRC were generally subject to a state and local corporate income tax, or EIT, at statutory rates of 30% and 3%, respectively. On March 16, 2007, the PRC National People’s Congress promulgated the New Enterprise Income Tax Law (the “New EIT Law”), which became effective on January 1, 2008. The Company’s subsidiaries and VIEs are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws and regulations in the PRC. All PRC entities of the Group (including subsidiaries and VIEs) are subject to EIT at a rate of 25%. In 2011, Guangzhou Huaduo has been qualified as a “High and New Technology Enterprise”(“HNTE”) under the EIT Law. Therefore, it is entitled to a preferential tax rate of 15% from 2011 to 2012 and will continue to enjoy the preferential tax rate, provided that it continues to be qualified as HNTE during such period.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engage in research and development activities are entitled to claim 150% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”). Guangzhou Huaduo had claimed such Super Deduction in ascertaining its tax assessable profits for the periods reported. Zhuhai Duowan started to claim Super Deduction in ascertaining its tax assessable profits in 2011 when it started to engage in engaged in research and development activities.

In addition, according to the New EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from Beijing Huanju Shidai and Guangzhou Huanju Shidai to Duowan BVI out of any profits of Beijing Huanju Shidai and its subsidiaries, and Guangzhou Huanju Shidai derived after January 1, 2008.

Up to December 31, 2012, the Group does not have any present plan to pay out the retained earnings in the subsidiaries and VIEs in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business. Accordingly, no such WHT had been accrued.

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current income tax expenses	(3,965)	(12,516)	(48,357)
Deferred income tax benefits	1,643	11,173	19,316

Income tax expense for the year	(2,322)	(1,343)	(29,041)

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax (loss) income is as follows:

	For the year ended December 31,
	2010	2011	2012

PRC statutory income tax rate	(25.0%)	(25.0%)	(25.0%)
Effect of preferential tax rate	—	8.4%	10.4%
Effect of tax-exempt entities	0.2%	(5.1%)	0.2%
Permanent differences*	25.1%	32.5%	(13.9%)
Change in valuation allowance	1.5%	(7.8%)	(2.0%)
Effect of Super Deduction available to the Group	(0.8%)	(4.9%)	5.7%
Adjustments of deferred tax for changes in tax rates	—	3.6%	—

Effective income tax rate	1.0%	1.7%	(24.6%)

*	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	RMB	RMB
Deferred tax assets, current:
Deferred revenue	4,682	16,270
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	7,985	17,062
Valuation allowance	(180)	(1,783)

Total current deferred tax assets, net	12,487	31,549

Deferred tax assets, non-current:
Tax loss carried forward	1,691	2,433
Deferred revenue	—	538
Impairment of an equity investment	45	45
Impairment of a cost investment	284	—
Valuation allowance	(1,691)	(2,433)

Total non-current deferred tax assets, net	329	583

The Group operates through multiple subsidiaries and VIEs and the valuation allowance is considered for each subsidiary and VIE on an individual basis. As of December 31, 2010, the Group provided valuation allowance for the group companies’ deferred income tax except for Zhuhai Duowan, which had derived taxable profit against the second year. The Group reassessed the earning history and the projected future taxable income of Zhuhai Duowan and concluded that deferred income tax of Zhuhai Duowan would be realized in the foreseeable future. Considering the other companies of the Group were still in loss positions in 2010, the Group provided full valuation allowance against their deferred income tax. As of December 31, 2011, Guangzhou Huaduo utilized all of the tax losses carried forward and had reported taxable profit. The Group reassessed the earning history and the projected future taxable income of Guangzhou Huaduo, concluded that deferred income tax of Guangzhou Huaduo would be realized in the foreseeable future, and accordingly no valuation allowance was provided in 2011. The other companies other than Guangzhou Huaduo and Zhuhai Duowan were still in loss position in 2011 and full valuation allowance was provided. As of December 31, 2012, companies other than Guangzhou Huaduo and Zhuhai Duowan were still in loss position and full valuation allowance was provided. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

As of December 31, 2012, the Group had tax loss carry forwards of approximately RMB9,731, which can be carried forward to offset future taxable income. The net operating tax loss carry forwards will begin to expire as follows:

Amount
RMB

2013	108
2014	3,184
2015	—
2016	3,405
2017	3,034

Total	9,731

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2008 to 2012 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2012.

Common shares	12 Months Ended
Dec. 31, 2012
Common shares
17.	Common shares

Common Shares

In January 2011, Duowan BVI entered into a common share and warrant purchase agreement with an independent institutional investor with respect to the issuance and sale of 51,140,432 common shares at an aggregate consideration of US$50,000 and a warrant to purchase up to an additional 25,570,216 common shares for an aggregate purchase price of US$25,000 (“Series D Common Share Financing”). The issuance price of each common share is US$0.9777, of which US$0.0830 per share relates to the fair value of the warrant. The related issuance costs were RMB1,208. In July 2011, the institutional investor exercised the warrant to acquire 25,570,216 common shares of Duowan BVI.

On October 31, 2012, several executives of the company converted in aggregate 5,068,000 vested restricted shares into common shares.

Upon the completion of the Company’s IPO on November 21, 2012(Note 1(c)), the Company’s shares were divided into Class A common shares and Class B common shares, par value of US$0.00001. Holders of Class A common shares and Class B common shares have the same rights, except for voting rights and conversion rights. Holders of Class A common shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B common shares are entitled to ten votes per share. Each Class B common share is convertible into one Class A common share at any time at the discretion of the Class B shareholders thereof, while Class A common shares are not convertible into Class B common shares under any circumstances. The impact of dividing of Class A and Class B commons shares has been retroactively reflected in the Company’s capital structure in the consolidated financial statements.

As of December 31, 2011, there were nil Class A common shares and 4,640,575,690 Class B common shares had been authorized, nil Class A common shares and 543,340,914 Class B common shares had been issued and outstanding.

As of December 31, 2012, there were 10,000,000,000 Class A commons shares and 1,000,000,000 Class B common shares had been authorized, 179,400,000 Class A common shares and 907,833,224 Class B common shares had been issued and outstanding, respectively.

Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2012
Convertible redeemable preferred shares
18.	Convertible redeemable preferred shares

During the First Reorganization, Duowan Limited issued 54,488,000 Series A convertible preferred shares (“Series A Preferred Shares”) and warrant to a third party investor (“Series A Investor”) in exchange for an aggregate purchase price of RMB7,720, or US$0.0184 per share. During the Second Reorganization in June 2008, Duowan BVI issued an additional 81,612,930 Series A convertible preferred shares to the Series A Investor for an aggregate purchase price of RMB13,722. The related issuance costs were RMB172.

In August 2008, Duowan BVI issued 102,073,860 Series B convertible redeemable preferred shares (“Series B Preferred Shares”) for aggregate cash consideration of RMB34,232 and issuance costs of RMB278.

In November 2009, Duowan BVI issued 16,249,870 Series C-1 convertible redeemable preferred shares (“Series C-1 Preferred Shares”) and 104,999,650 C-2 convertible redeemable preferred shares (“Series C-2 Preferred Shares”, collectively with Series C-1 Preferred Shares, “Series C Preferred Shares”), for aggregate cash considerations of RMB8,875 and RMB71,684 respectively. Series C Preferred Shares issuance costs were RMB274.

Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares are collectively referred to as the “Preferred Shares”.

As of December 31, 2011, the Company has determined that the Preferred Shares should be classified as mezzanine equity since the Preferred Shares are contingently redeemable by the holders in the event that a qualified IPO has not occurred and the Preferred Shares have not been converted as of the redemption date.

The Company determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the conversion and redemption features embedded derivative instrument are not clearly and closely related to that of the convertible preferred shares. The convertible preferred shares are not readily convertible into cash as there is no a market mechanism in place for trading its share.

As of December 31, 2011, the Preferred Shares comprised of the following:

Series	Issuance Date	Shares Issued and Outstanding	Issue Price Per Share (US$)	Proceeds from Issuance, Net of Issuance Costs (US$)	Carrying Amount (RMB)
A	December 1, 2006	54,488,000	0.0184	1,000	374,332
A	June 2, 2008	81,612,930	0.0245	1,975	560,681
B	August 8, 2008	102,073,860	0.0490	4,959	703,901
C-1	November 22, 2009	16,249,870	0.0800	1,300	112,556
C-2	November 22, 2009	104,999,650	0.1000	10,460	729,464

All Preferred Shares’ par value is US$0.00001. The rights, preferences and privileges of the Preferred Shares are as follows:

Conversion

Each Preferred Share was convertible, at the option of the holders, at any time after the date of issuance of such preferred shares into such number of common shares according to a conversion price. Each share of Series A, Series B, Series C Preferred Shares was convertible into one common share and was subject to adjustments for certain events, including but not limited to additional equity securities issuance, share dividends, subdivisions, redemptions, combinations, or consolidation of common shares. The conversion price is also subject to adjustment in the event the Company issues additional common shares at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution.

Each Preferred Share was automatically converted into common shares at the then effective conversion price with respect to such Preferred Share (i) at the closing of a Qualified IPO, or (ii) at the election of the majority Series A, Series B, and Series C Preferred Shares holders (each voting or consenting as a separate class).

As of December 31, 2010, the Qualified IPO is defined as a firm-commitment public offering of common shares of the Company in the United States that has been registered under the Securities Act and on a recognized securities exchange such as NASDAQ or the New York Stock Exchange, or in a similar public offering of common shares in a jurisdiction and on a recognized securities exchange outside of the United States, including without limitation, the Hong Kong Stock Exchange, provided that (a) the market capitalization of the Company upon completion of such initial public offering shall be no less than US$400,000 and such public offering and the aggregate proceeds (before deduction of underwriting discounts and registration expenses) is approved by majority of the board of directors (including the affirmative consent of the majority of the Series A, Series B, and Series C Preferred Shares director), or (b) such public offering and the aggregate proceeds (before deduction of underwriting discounts and registration expenses) is approved by majority of the board of directors (including the affirmative consent of each of the Preferred Shares’ directors), and provided further that such public offering is made at an equivalent price and yields equivalent offering proceeds and there is regulatory approval for such offering. Subsequent to the Series D Common Share Financing in January 2011, the Qualified IPO is defined as a firm-commitment public offering of common shares of the Company in the United States that has been registered under the Securities Act and on a recognized securities exchange such as NASDAQ or the New York Stock Exchange, or in a similar public offering of common shares in a jurisdiction and on a recognized securities exchange outside of the United States, including without limitation, the Hong Kong Stock Exchange, provided that (a) the market capitalization of the Company upon completion of such initial public offering shall be no less than US$1,500,000 and such public offering and the aggregate proceeds (before deduction of underwriting discounts and registration expenses) is approved by majority of the Board of Directors (including the affirmative consent of the majority of the Series A Director, the Series B Director, the Series C Director and the Series D director), or (b) such public offering and the aggregate proceeds (before deduction of underwriting discounts and registration expenses) is approved by majority of the Board of Directors (including the affirmative consent of each of the Series A Director, the Series B Director, the Series C Director and the Series D Director, if applicable), and provided further that such public offering is made at an equivalent price and yields equivalent offering proceeds and there is regulatory approval for such offering.

On September 19, 2012, the board of directors of the Company resolved to approve to raise additional capital through an underwritten initial public offering of its shares in the United States of America as a Qualified IPO.

Upon the completion of the IPO on November 21, 2012, each Preferred Share was automatically converted into one Class B common share. As a result, 359,424,310 Class B common shares were issued, and the balance of Preferred Shares was transferred to Class B common shares and additional paid-in capital on that date.

Redemption Right

As of December 31, 2010, at any time after the date that is the earlier of i) the date of the occurrence of a Default Redemption Event, and ii) five years following the Series C-1 original issue date and Series C-2 original issue date, at the election of the majority of Series C holders, the Company shall redeem all or any lesser portion of its then outstanding Preferred Shares. A Default Redemption Event shall be deemed to occur if the Company’s corporate structure as a whole, including without limitation the VIE documents, is invalidated or otherwise challenged by any PRC governmental authority, court or other official governmental body as a result of the application of or interpretation of the PRC law. In connection with the Series D Common Share Financing in January 2011, the Default Redemption Event was removed and the redemption date was changed to any time after June 30, 2015.

The redemption date above is subject to postponement until the Company meets the financial thresholds of having at least US$3,000 of cash or cash equivalents on the balance sheet or the Company has generated over US$1,000 in free cash flows in the preceding twelve months.

The redemption price of Series A Preferred Shares is equal to (i) the fair market value of the Series A Preferred Shares as of the redemption date, or (ii) 150% of the original issue price of Series A Preferred Shares, plus all declared or accrued but unpaid dividends up until the date of redemption, plus an amount that would give the holders of the Series A Preferred Shares an internal rate of return of no less than 10% per annum.

The redemption price of Series B Preferred Shares is equal to (i) the fair market value of the Series B Preferred Shares as of the redemption date, or (ii) 100% original issue price of Series B Preferred Shares, plus all declared or accrued but unpaid dividends up until the date of redemption, plus an amount that would give the holders of the Preferred Shares an internal rate of return of no less than 10%.

The redemption price of Series C Preferred Shares is equal to (i) the fair market value of the Series C Preferred Shares as of the redemption date, or (ii) 100% original issue price of Series C-1 or C-2 Preferred Shares, plus all declared or accrued but unpaid dividends up until the date of redemption, plus an amount that would give the holders of the Series C-1 or C-2 Preferred Shares an internal rate of return of no less than 10% per annum.

Modification

Upon its issuance, Series A Preferred Shares were classified as permanent equity and are not redeemable. In association with the issuance of Series B Preferred Shares in August 2008, Series A Preferred Shares were granted redemption at the option of the holders and drag-along rights and accordingly are reclassified as mezzanine equity of the Company. The Company concluded that the addition of the redemption and drag-along rights is a modification of the terms of the Series A Preferred Shares. The incremental value received by the Series A Preferred Shareholders amount to RMB916 and is deemed to be a wealth transfer between the preferred shareholders and the common shareholders and charged to additional paid-in capital.

Upon its issuance, Series B Preferred Shares had a redemption right beginning on or after the seventh anniversary following the issuance of Series B Preferred Shares. In association of the issuance of Series C Preferred Shares, the redemption right for Series A and Series B Preferred Shares and drag along rights were amended. The Company concluded amendment of the redemption and drag-along rights is a modification of the terms of the Series A and Series B Preferred Shares. The incremental value received by Series A and Series B Preferred Shareholders amounted to RMB19 and RMB176, respectively, and is deemed to be a wealth transfer between the preferred share holders and the common share holders and charged to additional paid-in capital.

Accretion (Decretion)

Due to the redemption features described above, the Company classified the Preferred Shares in the mezzanine equity section of the consolidated balance sheets. The Company recognized the changes in the redemption value immediately as they occurred and adjusted the carrying amount of the Preferred Shares to equal the redemption value at the end of each reporting period. The fair market value of the Preferred Shares as of December 31, 2010 and 2011 was greater than the redemption value as of December 31, 2009 and 2010, while the fair market value of the Preferred Shares prior to conversion on November 21, 2012 was lower than the redemption value as of December 31, 2011. As a result, the Company recorded accretion (decretion) to the redemption value immediately and adjusted the carrying amount of the instrument to equal to the redemption value at the end of each reporting period. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges were recorded by increasing accumulated deficit. The decretion was recorded against the previous accretion originally recognized in retained earnings or additional paid-in capital, where applicable.

The following table sets forth the changes of each of the convertible redeemable preferred shares for years ended December 31, 2010, 2011 and 2012:

Series A Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	154,393	846,752	935,013
Accretion (decretion) to redemption value	692,359	88,261	(485,517)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(449,496)

Ending balance	846,752	935,013	—

Series B Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	124,173	639,799	703,901
Accretion (decretion) to redemption value	515,626	64,102	(366,785)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(337,116)

Ending balance	639,799	703,901	—

Series C Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	169,852	770,720	842,020
Accretion (decretion) to redeemable value	600,868	71,300	(441,573)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(400,447)

Ending balance	770,720	842,020	—

Prior to the completion of the IPO, the Company engaged an independent valuation company to assist them in determining the fair values of the preferred and common shares which were estimated as of the date of issuance and at each financial statement reporting date using the “Discounted Cash Flow Method” , the “Guideline Transaction Method” and the “Backsolve Method”, where methodologies, approaches and assumptions are consistent with the current working draft of the American Institute of Certified Public Accountants practice aid Valuation of Privately Held Company Equity Securities Issued as Compensation. The Guideline Transaction Method is a form of market approach based on the enterprise value to revenue multiples of the Group’s own equity transactions close to the valuation date. The Backsolve Method is a form of market approach to valuation that derives the implied equity value for one type of equity security (e.g. common equity) from a contemporaneous transaction involving another type of equity security (e.g., preferred share). The Discounted Cash Flow Method, a form of income approach, estimates the fair value based on projected cash flows at each of the valuation dates. The followings are assumptions in the Discounted Cash Flow Method:

December 31, 2011

Risk-free interest rate	2.53%
Volatility	66.1%
Dividend yield	—
Discount rate	16%

The Company estimated the risk-free interest rate based on yield-to-maturities in continuous compounding of the China Government Bond with the time to maturities similar to the Preferred Shares. The Company estimated volatility at the dates of appraisal based on average of historical volatilities of the comparable companies in the same industry. The Company has no history or expectation of paying dividend on the Preferred Shares. Discount rate is estimated by weighted average cost of capital as at each appraisal date. In addition to the above assumptions adopted, the Company’s projections of future performance were also factored into the determination of the fair value of each Preferred Share.

Liquidity Preference

In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event (e.g., change in control), the holders of Series B Preferred Shares and Series C Preferred Shares were entitled to receive an amount per share equal to 100% of the original issuance price plus all dividends accrued, or declared and unpaid. Series A Preferred Shares were entitled to receive an amount per share equal to 150% of the original issuance price plus all declared or accrued but unpaid dividends.

If the assets and funds distributed among the holders are insufficient to permit the payment of the full preferential amounts, then the holders of Series C Preferred Shares shall be entitled to be paid first, followed in sequence by Series B Preferred Shares, Series A Preferred Shares and common shares. After payment of the full amounts from above, the remaining assets of the Company available for distribution shall be distributed ratably among the holders of preferred shares and common shares in proportion to the number of outstanding shares held by each holder on an as converted basis.

Dividends

Each holder of Preferred Shares was entitled to receive dividends when and if declared by the Board of Directors of the Company. As long as the Preferred Shares were outstanding, the Company might not pay any dividend to common shareholders until all dividends declared and payable to the preferred shareholders had been paid. In the event the Company shall declare a dividend to the holders of common shares, then in each such case, the holders of the Preferred Shares shall be entitled to a proportionate share of such dividend on an as-converted basis.

Voting rights

Each Preferred Share conveys the right to the shareholder of one vote for each common share upon conversion.

Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation
19.	Share-based compensation

(a)	Share options

Pre-2009 Scheme Options

Grant of options

Before the adoption of the Employee Equity Incentive Scheme (the “2009 Incentive Scheme”), 12,705,700 and 8,499,050 share options were granted to employees through individually signed share option agreements, respectively to acquire common shares of Duowan BVI on a one-to-one basis on January 1, 2008 and 2009. In addition, on January 1, 2008, 3,832,290 share options were granted to one non-employee for the provision of consulting services to the Group (collectively defined as “Pre-2009 Scheme Options”).

Vesting of options

These Pre-2009 Scheme Options will vest over a four year service period, with 25% of the options vesting after the first anniversary of the vesting inception date and the remaining 75% in six equal installments over the following 36 months. The options may be exercised provided that both the service conditions and a performance condition are met. The performance condition is defined to be i) an initial public offering, ii) completion of a financing meeting certain criteria, iii) an internal reorganization, or iv) a voluntary winding up of Duowan BVI. The performance condition that is tied to completion of a financing fulfilling certain criteria was met in June 2008 or November 2009. The performance condition that is tied to completion of the initial public offering was met in November 2012. However, no vested options are exercised for the year ended December 31, 2012.

The following table summarizes the activities of the Pre-2009 Scheme Options for employees and non-employee for the years ended December 31, 2010, 2011 and 2012:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

Outstanding, December 31, 2009	24,667,090	0.0050	8.34	3,799
Exercised/Repurchased(1)	(4,867,170)	0.0025
Forfeited	(57,330)	0.0067

Outstanding, December 31, 2010	19,742,590	0.0056	7.39	18,372
Exercised/Repurchased(2)	(1,853,055)	0.0061
Forfeited	—

Outstanding, December 31, 2011(3)	17,889,535	0.0055	6.37	19,366
Forfeited	(19,110)	0.0067	6.25

Outstanding, vested and exercisable December 31, 2012	17,870,425	0.0055	5.37	12,642
(1)	In connection with the issuance of the Series C-1 Preferred Shares of Duowan BVI in November 2009 (refer to Note 18 to the financial statements, which triggered the exit condition of the Pre-2009 Scheme Options to be met for a trade sale of Duowan BVI. Certain employees and one non-employee were given the opportunity to cash settle their vested options and were simultaneously repurchased by Duowan BVI by utilizing a portion of the proceeds received from the issuance of the Series C-1 Preferred Shares. The repurchase price of each vested option/share was the difference between the stated exercise price of the Pre-2009 Scheme Option and US$0.08, which was the per share issuance price of the Series C-1 Preferred Shares. A total of 4,867,170 Pre-2009 Scheme Options were repurchased by Duowan BVI for cash consideration of RMB2,576 paid by Duowan BVI. The underlying options were cancelled immediately after the repurchase (the “First Repurchase”). The negotiation and execution of the First Repurchase had formed an expectation to the Pre-2009 Scheme Option holders, including employees of the Group and the non-employee, that it was a practice of Duowan BVI to repurchase vested options from the option holders. Accordingly, the Pre-2009 Scheme Options were deemed to be tainted and they were no longer equity-classified awards but liability-classified awards. Such re-designation of the awards was applied to the date when Duowan BVI entered into an definitive agreement with shareholders of the Series C preferred shares on November 22, 2009, which committed Duowan BVI for the First Repurchase. As a result, fair values of the outstanding Pre-2009 Scheme Options had to be re-measured at the end of each reporting period until either the repurchase obligation are extinguished or the holders were exposed to fluctuation the market value of the shares for a period of at least six months, or the awards were settled, cancelled or expire unexercised.
(2)	In connection with the Series D Common Share Financing (Note 17) in January 2011, certain employees and the non-employee were given the opportunity to cash settle their vested options. The repurchase price of each vested option/share was the difference between the stated exercise price of the Pre-2009 Scheme Option and US$0.9777, which was the per share issuance price of the common shares issued to the new investor. A total of 1,853,055 Pre-2009 Scheme Options were exercised/repurchased by Duowan BVI for cash consideration of RMB11,701 paid by Duowan BVI. The underlying common shares were cancelled immediately after the repurchase (the “Second Repurchase”). Similar offer was made by Duowan BVI to the non-employee holding the Pre-2009 Scheme Options but that non-employee did not take up the offer.
(3)	On September 15, 2011, the board of directors of the Company resolved not to undertake any repurchases of vested or unvested share-based compensation awards, except under those conditions specified in the relevant award scheme and grant documents. In addition, any proposed repurchase of vested or unvested share-based compensation awards should be approved by the majority votes of the board of directors. Such intention of the Company was specifically communicated to all employees with or without the awards. All the employees with vested or unvested awards also confirmed such understanding by a written confirmation. Accordingly, the classification of the liability-classified awards changed back to be equity-classified, and the related liability had been reclassified to additional paid-in capital on the modification date.

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of Duowan BVI’s common shares as of December 31, 2010, the Company’s common shares as of December 31, 2011 and 2012 and the exercise price.

Prior to the completion of the IPO, the Binomial option pricing model is used to determine the fair value of the share options granted to employees and the non-employee. The fair values of share options granted or remeasured during the years ended December 31, 2010 and 2011 were estimated using the following assumptions:

Pre-2009 Scheme Options granted to employees and a non-employee:

	2010	2011

Risk-free interest rate(1)	3.01%-3.78%	3.34%-4.01%
Expected term(2)	7-9 years	6-8 years
Volatility rate(3)	54.60%-61.25%	53.06%-55.34%
Dividend yield(4)	—	—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	Duowan BVI and the Company have no history or expectation of paying dividend on its common shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Upon the completion of the IPO, the fair value of share options granted to a non-employee with nil exercise price was assessed to be equivalent to the fair value of the Company’s common share. These share options were remeasured at the stock price of the Company’s common share as of December 31, 2012.

The total intrinsic value of options exercised during the year ended December 31, 2010, 2011 and 2012 amounted to RMB5,200, RMB11,912 and nil, respectively.

For the years ended December 31, 2010, 2011 and 2012, the Company recorded share-based compensation of RMB92,226, RMB25,683 and share-based benefit of RMB89, respectively, using the graded-vesting attribution method for employees and non-employee.

As of December 31, 2012, the Pre-2009 Scheme Options granted to employees and non-employees had been fully vested and there was nil unrecognized share-based compensation expense relating to Pre-2009 Scheme Options granted to employees and the non-employee.

(b)	Restricted shares

Since January 1, 2010, Duowan BVI granted 61,250,677 restricted shares to employees and 100,000 restricted shares to a non-employee pursuant to the 2009 Incentive Scheme. As of December 31, 2012, the restricted shares granted to the non-employee were fully vested.

Vesting of restricted shares

The restricted shares have vesting conditions and will vest 50% after 24 months of the grant date and the remaining 50% will vest in two equal installments over the next 24 months. Under the restricted shares agreement, no shares may be sold or transferred prior to the occurrence of an exit event, as defined in the respective restricted share agreements as: i) a listing on any recognized stock exchange, ii) a sale by Duowan BVI of all or substantially all of its assets, iii) a sale of all of the issued capital of Duowan BVI, or iv) passing for court order of winding up of Duowan BVI.

If the employee terminates employment, the service vested portion of the restricted shares may be subject to: (i) repurchase (subject to Company’s sole discretion) by Duowan BVI at fair value of common shares of Duowan BVI which is assessed by the Company with the assistance of an independent valuation company; or (ii) be held by a person who is an existing employee of the Group and is designated by the leaving restricted share holder according to a properly signed escrow agreement to hold such shares for and on his/her behalf. If the leaving employee fails to deliver a properly signed agreement to Duowan BVI within 30 days from receipt of the notification from Duowan BVI, such service vested shares shall automatically lapse and expire.

The following table summarizes the restricted shares activity for the years ended December 31, 2010, 2011 and 2012:

	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2010	—	—
Granted	50,503,877	0.2934
Forfeited	(2,017,841)	0.2886

Outstanding, December 31, 2010	48,486,036	0.2936
Granted	10,846,800	0.9362
Forfeited	(2,726,024)	0.3917
Vested	(13,321,711)	0.1636

Outstanding, December 31, 2011	43,285,101	0.4885
Forfeited	(3,673,580)	0.4945
Vested	(21,380,720)	0.4864

Outstanding, December 31, 2012	18,230,801	0.4898

Expected to vest at December 31, 2012	18,212,063	0.4895

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2010, 2011 and 2012, the Company recorded share-based compensation of RMB24,525, RMB57,805 and RMB36,371, respectively, using the graded-vesting method for employees and non-employee.

As of December 31, 2012, total unrecognized compensation expense relating to the restricted shares was RMB19,455. The expense is expected to be recognized over a weighted average period of 1.44 years using the graded vesting attribution method.

(c)	Share-based awards granted to CEO and Chairman of the Company

On February 23, 2010, the CEO and the Chairman of the Company, also directors and shareholders were granted 13,369,813 and 29,678,483 restricted shares, respectively. The Chairman’s shares have a service condition that vest over a four year period (50% after the second anniversary and 25% each year thereafter). Both the CEO’s and the Chairman’s shares are subject to a performance condition which relates to the number of peak concurrent users on the YY Client. Such performance condition was met as at December 31, 2010.

Pursuant to the provisions stipulated in the grant document relating to these restricted shares grant, upon the occurrence of an Acceleration Event, the restricted shares granted to the Chairman would also become fully vested. An “Accelerated Event” is defined as (i) a Listing, (ii) a sale of all or substantially all of the issued share capital of Duowan BVI, (iii) a sale by Duowan BVI of all or substantially all of its assets, (iv) the passing of an effective resolution or the making of an order of a competent court for the winding up of Duowan BVI.

The following table summarizes information regarding the restricted shares granted to the CEO and the Chairman:

	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2010	—
Granted	43,048,296	0.1875
Vested	(13,369,813)	0.1875

Outstanding, December 31, 2010 and 2011	29,678,483	0.1875
Vested	(29,678,483)	0.1875

Outstanding, December 31, 2012	—

The fair value of the share-based awards above was determined at the respective grant dates by the Company with the assistance of an independent valuation company.

The Company recognized these awards as employee share-based compensation awards using fair value of the awards on the grant date. As of December 31, 2010, the performance condition was met. The compensation expense for the CEO’s restricted shares was fully recognized and the compensation expense for the Chairman’s restricted shares is recognized over the requisite service period using the graded vesting method. Upon the completion of the IPO, the restricted shares granted to the Chairman were fully vested and all remaining compensation expenses were recognized immediately.

The total fair value of restricted shares vested during the year ended December 31, 2010, 2011 and 2012 amounted to RMB16,602, Nil and RMB35,924, respectively.

Share-based compensation expenses related to the awards granted to the CEO and Chairman of RMB28,759, RMB14,143 and RMB9,624 were recognized in general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2010, 2011 and 2012.

As of December 31, 2012, there was nil of total unrecognized compensation cost and expense related to the restricted shares.

(d)	Share-based awards for former NeoTasks employees

On December 5, 2008, Duowan BVI granted the two founders of NeoTasks, 26,873,070 warrants to acquire common shares of Duowan BVI in connection with the NeoTasks acquisition for post-combination services at an exercise price of US$0. In October 2009, the Company converted the warrants into restricted shares having the same rights and vesting conditions as the original warrant grants. Accordingly, no incremental charge was recognized in the conversion. The shares were issued to the holders and legally registered in July 2010.

The awards shall vest over the earlier of (i) a three-year period, with one-third of the shares vesting annually or (ii) upon any sale, merger, amalgamation, liquidation or listing of Duowan BVI or the sale by Duowan BVI of all or substantially all of its assets (the “Awards to NeoTasks Founders”).

The following table summarizes information regarding the share-based award granted:

Number of restricted shares

Outstanding, December 31, 2009	17,915,380
Vested	(8,957,690)

Outstanding, December 31, 2010	8,957,690
Vested	(8,957,690)

Outstanding, December 31, 2011 and 2012(2)	—

(1)	In connection with the First Repurchase occurred in November 2009, Duowan BVI repurchased a portion of their vested restricted shares by utilizing a portion of the proceeds obtained from the Series C preferred shares issuance. The negotiation and execution of the First Repurchase had formed an expectation to the holders of Awards to NeoTasks Founders that it was a practice of Duowan BVI to repurchase the vested restricted shares held by them. The Awards to NeoTasks Founders were deemed to be tainted and they were no longer equity-classified awards but liabilities-classified awards effective from November 2009. The awards would be re-measured at the end of each reporting period until either the repurchase obligation was extinguished or the awards holders were exposed to fluctuation of the market value of the shares for a period of at least six months, or the awards are settled, cancelled or expire unexercised.
(2)	On September 15, 2011, the board of directors of the Company resolved not to undertake any repurchases of vested or unvested share-based compensation awards, except under those conditions specified in the relevant award scheme and grant documents. In addition, any proposed repurchase of vested or unvested share-based compensation awards should be approved by the majority votes of the board of directors. Such intention of the Company was specifically communicated to all employees with or without the awards. All the employees with vested or unvested awards also confirmed such understanding by a written confirmation. Accordingly, the classification of the liability-classified awards changed back to be equity- classified, and the related liability was reclassified to additional paid-in capital on the modification date.

The fair value of the restricted shares above was determined at the grant date. Effective from the re-designation of the award as liability-classified, it was re-measured at the end of each reporting date by the Company with the assistance of an independent valuation company. The change in fair value was recognized in the consolidated statements of operations. After the award was changed back to equity-classified awards, it was measured based on the fair value of the awards on September 15, 2011, and the expenses to be recognized over the remaining requisite service period using the graded-vesting attribution method.

Share-based compensation expenses related to the above share-based award of RMB91,426 and RMB27,726 were recognized in general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2010 and 2011, respectively.

As of December 31, 2011, the compensation costs related to restricted shares for NeoTasks acquisition had been fully recognized.

(e)	Restricted Share Units

On September 16, 2011, the Board of the Directors of the Company approved the 2011 Share Incentive Plan, which permits the grant of share options, restricted shares and restricted share units of up to 43,000,000 shares, to any qualified persons, as determined by the Board of the Directors of the Company. On the same date, the Company granted 9,097,000 restricted share units to employees pursuant to the 2011 Share Incentive Plan, that are subject to vesting over a four to five year period. During the year ended December 31, 2012, the Company granted 18,295,221 restricted share units to employees pursuant to the 2011 Share Incentive Plan, which are subject to vesting over a two to four year period. No restricted share units were granted to non-employees up to December 31, 2012.

In October 2012, the Board of Directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, beginning from 2013, or such lesser amount of Class A common shares as determined by the Board of Directors of the Company.

The following table summarizes the restricted share units activity for the years ended December 31, 2011 and 2012:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2011	—
Granted	9,097,000	1.0630
Forfeited	(100,700)	1.0630

Outstanding, December 31, 2011	8,996,300	1.0630

Granted	18,295,221	1.0324
Forfeited	(595,900)	1.0876

Outstanding, December 31, 2012	26,695,621	1.0415

Expected to vest at December 31, 2012	26,413,447	1.0369

For the years ended December 31, 2011 and 2012, the Company recorded share-based compensation of RMB9,644 and RMB54,445, using the graded-vesting attribution method.

As of December 31, 2012, total unrecognized compensation expense relating to the restricted share units was RMB109,588. The expense is expected to be recognized over a weighted average period of 2.08 years using the graded-vesting attribution method.

(f)	Movements of equity-classified and liability-classified awards

The table below shows the movements and details of various equity-classified and liability-classified awards granted by the Company to its employees and non-employee for the years ended December 31, 2010, 2011 and 2012:

	Equity-classified Awards (RMB)						Liability-classified Awards (RMB)
	Pre-2009 Scheme options	2009 Incentive Scheme– restricted shares	2011 Incentive Scheme– restricted share units	Share-based awards to CEO and Chairman	Awards to NeoTasks Founders	Sub-total	Pre-2009 Scheme options	Awards to NeoTasks Founders	Sub-total	Total

Balance as at January 1, 2010	—	—	—	2,049	—	2,049	19,986	17,229	37,215	39,264
Share-based compensation expenses	—	24,525	—	28,759	—	53,284	92,226	91,426	183,652	236,936
Exercised/Repurchased	—	—	—	—	—	—	(2,576)	—	(2,576)	(2,576)
Reclassifications
— From liability-awards to common share*	—	—	—	—	—	—	—	(14,028)	(14,028)	(14,028)
Foreign currency translation adjustment	—	—	—	—	—	—	(601)	(538)	(1,139)	(1,139)

Balance as at December 31, 2010	—	24,525	—	30,808	—	55,333	109,035	94,089	203,124	258,457

Balance as at January 1, 2011	—	24,525	—	30,808	—	55,333	109,035	94,089	203,124	258,457
Share-based compensation expenses	2,219	57,805	9,644	14,143	3,359	87,170	23,464	24,367	47,831	135,001
Exercised/Repurchased	—	—	—	—	—	—	(11,701)	—	(11,701)	(11,701)
Reclassifications
— From liability-awards to common share*	—	—	—	—	—	—	—	(57,692)	(57,692)	(57,692)
— From liability-awards to equity awards**	116,328	—	—	—	57,602	173,930	(116,328)	(57,602)	(173,930)	—
Foreign currency translation adjustment	—	—	—	—	—	—	(4,470)	(3,162)	(7,632)	(7,632)

Balance as at December 31, 2011	118,547	82,330	9,644	44,951	60,961	316,433	—	—	—	316,433

Balance as at January 1, 2012
Share-based compensation expenses	(89)	36,371	54,445	9,624	—	100,351	—	—	—	100,351

Balance as at December 31, 2012	118,458	118,701	64,089	54,575	60,961	416,784	—	—	—	416,784

*	During the year ended December 31, 2010 and 2011, the restricted shares to NeoTasks founders were held by NeoTasks Founders for more than six months, therefore, the related awards amounting to RMB14,028 and RMB57,692 were reclassified back to common share respectively.
**	As detailed in Note 19(a) and (d), the share options and the restricted shares to NeoTasks founders were reclassified from liability-classified awards to equity-classified awards in September 2011, accordingly.

Basic and diluted net (loss) income per share	12 Months Ended
Dec. 31, 2012
Basic and diluted net (loss) income per share
20.	Basic and diluted net (loss) income per share

Basic and diluted net (loss) income per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Numerator:

Net (loss) income attributable to the Company	(238,857)	(83,156)	89,177
(Accretion) decretion to convertible redeemable preferred shares redemption value	(1,808,853)	(223,663)	1,293,875
Allocation of net income to participating preferred shareholders	—	—	(478,754)

Numerator of basic net (loss) income per share	(2,047,710)	(306,819)	904,298
Dilutive effect of preferred shares	—	—	(815,121)

Numerator for diluted (loss) income per share	(2,047,710)	(306,819)	89,177

Denominator:

Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	406,304,672	485,883,845	604,703,810
Dilutive effect of preferred shares	—	—	320,142,965
Dilutive effect of share options	—	—	17,782,885
Dilutive effect of restricted shares	—	—	30,594,877
Dilutive effect of restricted share units	—	—	4,802,491
Dilutive effect of share-based awards granted to CEO and Chairman	—	—	14,441,808

Denominator for diluted calculation	406,304,672	485,883,845	992,468,836

Basic net (loss) income per Class A and Class B common share	(5.04)	(0.63)	1.50
Diluted net (loss) income per Class A and Class B common share	(5.04)	(0.63)	0.09
Basic net (loss) income per ADS*	(100.80)	(12.63)	29.91
Diluted net (loss) income per ADS*	(100.80)	(12.63)	1.80

*	The Company was listed on November 21, 2012 with issuance of a total of 8,970,000 ADS at a public offering price of $10.50 per ADS. Each ADS represents 20 Class A common shares. The net (loss) income per ADS for the years ended December 31, 2010, 2011 and 2012 were calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

The Company’s preferred shares are participating securities and as such would be included in the calculation of basic earnings per share under the two-class method. According to the contractual terms of the preferred shares, the preferred shares do not have a contractual obligation to share in the losses of the Company. Therefore no loss was allocated to the preferred shares in the computation of basic net loss per share for the years ended December 31, 2010 and 2011. Net income was allocated to the preferred shares in the computation of basic net income per share for the year ended December 31, 2012.

The Preferred Shares, share-based awards for former NeoTasks employees, the share-based awards granted to the CEO and Chairman, share option, restricted shares, restricted share units and warrants to an independent institutional investor were excluded from the computation of diluted net loss per common share for the years ended December 31, 2010 and 2011 because including them would have had an anti-dilutive effect. The following table summarizes information regarding weighted average of common shares equivalents for the years ended December 31, 2010 and 2011:

	For the year ended December 31,
	2010	2011

Preferred shares-weighted average	359,424,310	359,424,310
Share-based awards for NeoTasks acquisition-weighted average	17,277,298	8,319,608
Share-based awards granted to CEO and Chairman-weighted average	36,679,507	29,678,483
Share options-weighted average	19,805,981	18,488,604
Restricted shares-weighted average	38,138,860	54,045,124
Restricted share units-weighted average	—	2,625,039
Warrants to an independent institutional investor-weighted average	—	12,609,970

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
21.	Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group

Zhuhai Daren Computer Technology Company Limited (“Zhuhai Daren”)	Equity investment
Guangzhou Shanghang Information Technical Co., Ltd. (“Shanghang”)	Significant influence exercised by the Chairman as key shareholder
Zhuhai Lequ Technology Co., Ltd. (“Zhuhai Lequ”)	Equity investment
Xiaomi Corporation (“Xiaomi”)	Significant influence exercised by the Chairman as a Chairman

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Online game revenue sharing from Zhuhai Daren	1,683	4,451	7,547
Membership subscription fee revenue from Xiaomi	—	—	227
Bandwidth service provided by Shang hang	1,760	21,985	11,776
Interest-free loan to Zhuhai Daren	1,500	500	—
Repayment of interest-free loan from Zhuhai Daren	—	—	2,000
Interest-free loan to Zhuhai Lequ	—	—	1,200
Repayment of interest-free loan from Zhuhai Lequ	—	—	500
Disposal of a cost investment to the Chairman and Co-founder, who is also a director of the Company	—	—	1,000
Disposal of an equity investment to Xiaomi	—	—	2,000

As of December 31, 2011 and 2012, the amounts due from/to related parties were as follows:

	December 31,
	2011	2012
	RMB	RMB
Amount due from a related party
Other receivables from Zhuhai Daren	2,000	—
Other receivables from Zhuhai Lequ	—	1,073

Total	2,000	1,073

Amounts due to related parties
Account payables to Zhuhai Daren	793	2,362
Other payables to Shanghang	77	242

Total	870	2,604

The other receivables/payables from/to related parties are unsecured, interest-free and payable on demand.

Fair value measurements	12 Months Ended
Dec. 31, 2012
Fair value measurements
22.	Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2011 and 2012.

The Group’s financial instruments consist principally of cash, short-term deposits, accounts receivable, amounts due to/from related parties, accounts payable and certain accrued expenses. The recorded values of cash, accounts receivable, amounts due to/from related parties, accounts payable and certain accrued expenses are recorded at cost which approximates fair value.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
23.	Commitments and contingencies

(a) Operating lease commitments

The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

Total office rental expenses under all operating leases were RMB4,506, RMB6,361 and RMB16,670 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, future minimum payments under non-cancellable operating leases consist of the following:

Office rental
RMB
2013	18,196
2014	16,993
2015	15,756
2016 and thereafter	—

50,945

(b) Capital commitment

As of December 31, 2012, the Group did not have any capital commitment.

(c) Litigation

The Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results or operations, or cash flows. The Group did not record any legal contingencies as of December 31, 2012.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
24.	Subsequent events

The Group evaluated subsequent events through April 26, 2013, which was the date which these financial statements were issued.

On March 31, 2013, the Group granted 959,000 restricted share units to eligible employees under the 2011 Incentive Scheme. The fair value of the restricted share units at the grant date was US$0.8450 per share.

Restricted net assets	12 Months Ended
Dec. 31, 2012
Restricted net assets
25.	Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s subsidiaries and the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries and the VIEs in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s subsidiaries and the VIEs incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated under US GAAP amounted to approximately RMB151,096 and RMB311,399 as of December 31, 2011 and 2012, respectively. There are no differences between US GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIEs. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and the VIEs to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3),“General Notes to Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2012 and the condensed financial information of the Company are not required to be presented.

Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with the US GAAP.

Consolidation
(b)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.

The First Reorganization, the Second Reorganization and the Third Reorganization, as described in Note 1 have been accounted for at historical costs. The assets and liabilities of Guangzhou Huaduo and Beijing Tuda are consolidated in the Company’s financial statements at carryover basis. The accompanying consolidated statements of operations and comprehensive (loss) income and consolidated statements of cash flows include the results of operations and cash flows of the Group as if the current group structure had been in existence throughout the years ended December 31, 2010, 2011 and 2012, or since their respective dates of incorporation. The accompanying consolidated balance sheets have been prepared to present the financial position of the Group as of December 31, 2011 and 2012 as if the current group structure had been in existence as of these dates.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Beijing Huanju Shidai and ultimately the Company holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs.

Use of estimates
(c)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Company believes that lives of the game and lives of the user relationship related to online game revenue, the determination of estimated selling prices of multiple element revenue contracts, sales rebate to advertising agencies, income taxes, allowances for doubtful accounts, determination of share-based compensation expenses, impairment assessment of goodwill, long-lived assets and intangible assets, represent critical accounting policies that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation
(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, British Virgin Islands, and Hong Kong is United States dollar (“US$”), while the functional currency of the other entities and VIEs in the Group is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company, its subsidiaries and VIEs, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of operations and comprehensive (loss) income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains (losses), net in the consolidated statement of operations.

Convenience translation
(e)	Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2301 on December 31, 2012 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments
(f)	Fair value of financial instruments

The Group’s financial instruments consist principally of cash and cash equivalents, short-term deposits, accounts receivable, other receivables, amounts due from (to) related parties, accounts payable and other payables. The carrying values of these balances approximate their fair values due to the current and short-term nature of these balances.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

Short-term deposits
(h)	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

Equity investment
(j)	Equity investment

The equity investment is comprised of investments in privately-held companies. The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investment in privately-held companies, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Cost investment
(k)	Cost investment

The cost investment is comprised of investments in privately-held companies. The Group accounts for cost investment which has no readily determinable fair value using the cost method. Under the cost method, the investment is measured initially at cost. The investment carried at cost should recognize income when dividends are received from the distribution of the investee’s earnings. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

Property and equipment
(l)	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Servers, computers and equipment	3 years	0%-5%
Furniture, fixture and office equipment	5 years	5%
Motor vehicles	4 years	5%
Leasehold improvement	Shorter of lease term or 5 years	—

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use.

Business combinations
(m)	Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Group allocates the purchase price of the acquisition to the tangible assets, liabilities, and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related costs generally are expensed as incurred.

Intangible assets, net
(n)	Intangible assets, net

Intangible assets mainly consist of software and domain names purchased from third parties. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Estimated useful lives
Software	3 -5 years
Technology	5 years
Domain name	15 years

Impairment of long-lived assets and intangible assets
(o)	Impairment of long-lived assets and intangible assets

For other long-lived assets including amortizable intangible assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill
(p)	Goodwill
Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business (Note 11).
Annual test for impairment of goodwill
(q)	Annual test for impairment of goodwill

Goodwill assessment for impairment is performed on at least an annual basis on October 1 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the fair value of each reporting unit.

No goodwill impairment losses were recognized for the years ended December 31, 2010, 2011 and 2012.

Operating leases
(r)	Operating leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating lease are charged to the consolidated statements of operations on a straight-line basis over the period of the lease.

Revenue recognition
(s)	Revenue recognition

The Group generates revenues from internet value-added services (“IVAS”) and online advertising. Revenues from IVAS are generated from online games, YY music, membership subscription fees and other IVAS. Online advertising revenues are primarily generated from sales of different forms of advertising on the Group’s platform. Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met as described below.

In October 2009, the Financial Accounting Standards Board (the “FASB”) issued a new guidance to address the accounting for multiple-deliverable arrangements. This new guidance is effective prospectively in fiscal years beginning upon or after June 15, 2010, and early adoption is permitted. The Group has elected early adoption of this new guidance through a retrospective application to all revenue arrangements for all periods presented of the financial statements.

(i)	Internet value-added services

The Group operates a virtual currency system, under which, the users can directly purchase virtual currency, virtual items on YY Client’s online community channels or pay membership subscription fees via online payment systems provided by third parties including payments using mobile phone, internet debit/credit card payment and other third party payment systems. The virtual currency can be converted into game tokens that can be used to purchase virtual items in online games (both developed by third parties and self-developed), or used directly to purchase virtual items on YY Client’s online community channels or used to pay membership subscription fees. Virtual currency sold but not yet consumed by the purchasers is recorded as “Advances from users” and upon conversion or being used, is recognized as revenue according to the respective prescribed revenue recognition policies addressed below:

(1) Online game revenue

The Group generates revenues from offering virtual items in online games developed by third parties or the Group itself to gaming players. Historically, the majority of online game revenues for the three years ended December 31, 2010, 2011 and 2012 were derived from third parties developed games.

Users play games through the Group’s platform free of charge and are charged for purchases of virtual items including consumable and perpetual items, which can be utilized in the online games to enhance their game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online game. All of the online games can be accessed and played by end users on the Group’s platform without downloading separate software.

The Group recognizes revenue when recognition criteria defined under US GAAP are satisfied. For purposes of determining when the service has been provided to the paying player, the Group has determined that an implied obligation exists to the paying player to continue providing access to the games such that the users can utilize the virtual items purchased by game tokens. Game players need to log on and access the games through the Group’s platform because their game tokens, virtual items, and game history are specific to the Group’s game accounts and non-transferable to other platforms. To purchase in-game virtual items, players can either charge their game accounts by purchasing game tokens or virtual currency from the Group’s platform, which are convertible into game tokens based on a predetermined exchange rate agreed among the Group and the relevant game developers.

The proceeds from the purchase of the Group’s virtual currency is recorded as “advances from users”, representing prepayments received from users in the form of the Group’s virtual currency not yet converted into game specific tokens. Upon the conversion into a game token from the Group’s virtual currency or upon the direct purchase of a game token, whichever is applicable, the proceeds will be shared between the Group and the relevant game developer based on a predetermined contractual ratio. Game tokens are non-refundable and non-exchangeable among different games. The Group’s portion, net of the game developer’s proceeds, is recorded as deferred revenue and amortized according to the prescribed revenue recognition policies described below. Users typically do not convert the virtual currency into game tokens or purchase the game tokens unless they soon plan to purchase in-game virtual items.

- Third party developed online games

Pursuant to contracts signed between the Group and the respective game developers, revenues from the sale or conversion of game tokens to be used for the purchase of in-game virtual items from online games developed by third parties are shared between the Group and the game developers based on a pre-agreed ratio for each game. These revenue-sharing contracts typically last one to two years.

The third party developed games are all under non-exclusive licensing contracts, maintained and updated by the game developers. The Group views the game developers to be the Group’s customers and considers the Group’s responsibilities under the Group’s agreements with the game developers to offer certain standard promotions that include providing access to the platform, announcing the new games to users on the platform, and occasional advertising on the YY platform. The determination of whether to record these revenues using gross or net method is based on an assessment of various factors. The primary factors are whether the Group is acting as the principal in offering services to the game players or as agent in the transaction, and the specific requirement of each contract. The Group determined that for third party developed games, the third party game developers are the principal given the game developers design and develop the web-game services offered, have reasonable latitude to establish prices of game tokens, and are responsible for maintaining and upgrading the game contents and virtual items. Accordingly, the Group records online game revenue, net of the pre-agreed portion of sharing of the revenues with the game developers.

Given that third party developed games are managed and administered by the third party game developers, the Group does not have access to the data on the consumption details such as when the game token is spent on the virtual items or the types of virtual items (consumable or perpetual items) purchased by each individual game player. However, the Group maintains historical data on timing of the conversion of its virtual currency into game specific tokens and the amount of purchases of game tokens. The Group believes that its performance for, and obligation to, the game developers corresponds to the game developers’ services to the users. The Group has adopted a policy to recognize revenues relating to game tokens for third party developed games over the estimated user relationship with the Group on a game-by-game basis, which are approximately three to six months for the periods presented. Future usage patterns may differ from historical usage patterns and therefore the estimated user relationship with the Group may change in the future.

When the Group launches a new game, it estimates the user relationship based on other similar types of games in the market until the new game establishes its own history. The Group considers the games profile, attributes, target audience, and its appeal to players of different demographics groups in estimating the user relationship period.

The estimate user relationship period is based on data collected from those users who have acquired game tokens To estimate the user relationship period, the Group maintains a software system that captures the following information for each user: (a) the frequency that users log into each game via the Group’s platform, and (b) the amount and the timing of when the users convert or charge his or her game tokens. The Group estimates the user relationship period for a particular game to be (1) the date a player purchases or converts from virtual currency to a game token through (2) the date the Group estimates the user plays the game for the last time. This computation is completed on a user by user basis. Then, the results for all analyzed users are averaged to determine one estimated end user relationship period for each game. Each month’s in-game payments are recognized over the user relationship period calculated for that game.

The consideration of user relationship with each online game is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationships on a quarterly basis. Any adjustments arising from changes in the user relationship as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.

- Self-developed games

Revenues derived from self-developed games are recorded on a gross basis as the Group acts as a principal to fulfill all obligations. The Group does not maintain information on consumption details of in-game virtual items, and only has limited information related to the frequency of log-ons for its two self developed games. Given that certain historical data is not available, the Group uses the user relationship of third party games with similar popularity, gaming experience and sales to determine the estimated period of user relationship for its self-developed games. The estimated user relationship period of the Group’s self-developed games are approximately four months for the periods presented.

(2) YY music revenue

The Group creates and offers virtual items to be used by users on YY music channels, which the Group operates and maintains. The virtual items are offered free of charge or sold to users at different specified prices as pre-determined by the Company. YY Music revenue consists of sales of virtual items. Users purchase consumable virtual items from the Group and present them to performers to show support for their favorite performers or time-based virtual items, which provide users with recognized status, such as priority speaking rights or special symbols on the music channels for a specific period of time. In order to attract user traffic, the Group shares with certain popular performers and channel owners, who have entered into revenue sharing arrangements with the Group, a portion of the revenues the Group derives from such in-channel virtual item sales on YY music channels, which the Group accounts for as cost of revenue. Performers and channel owners, who do not have revenue sharing arrangements with the Group, are not entitled to share any revenue derived from the virtual items sold. All virtual items offered to users through Mobile YY operated by the Company are free of charge. The Group does not recognize any revenue from offering free virtual items nor share any revenue with performers or channel owners when free virtual items are presented to performers by the users. Accordingly, YY Music revenue is recognized for the sale of virtual items sold in YY Music channels immediately if the virtual item is a consumable or, in the case of time-based virtual items, recognized ratably over the period each virtual item is made available to the user, which does not exceed one year. The Group does not have further obligations to the user after the virtual items are consumed. Virtual items may be sold individually or bundled into one arrangement. When the Group’s users purchase multiple virtual items bundled within the same arrangement, the Group evaluates such arrangements under ASC 605-25 Multiple-Element Arrangements. The Group identifies individual elements under the arrangement and determines if such elements meet the criteria to be accounted for as separate units of accounting. The Group allocates the arrangement consideration to the separate units of accounting based on their relative selling price. The following hierarchy has been followed when determining the relative selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”), and (3) best estimate of selling price (“BESP”). Given that the VSOE of the selling price cannot be determined, the Group has adopted a policy to allocate the consideration of the whole arrangement to different virtual item elements based on the TPE of selling price or the BESP for each virtual item element. The Group determines the fair values of virtual items sold in a bundle based on similar products sold separately on the YY platform based on the TPE of the selling price and determines the fair values of virtual items without similar products sold separately on the YY platform based on the BESP. The BESP is generally based on the selling prices of the various elements of a similar nature when they are sold to users on a stand-alone basis. The BESP may also be based on an estimated stand-alone pricing when the element has not previously been sold on a stand-alone basis.

These estimates are generally determined based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each virtual item element in accordance with the applicable revenue recognition method.

(3) Other revenue

Other revenue mainly represents membership subscription revenue, server rental income, revenue from sales of virtual items in various channels in YY platform, such as game broadcasting channels etc. and other miscellaneous produce sales in YY platform.

The Group operates a membership subscription program where subscription members can have enhanced user privileges when using YY Client. The membership fee is collected up-front from subscribers. The receipt of the revenue is initially recorded as deferred revenue and revenue is recognized ratably over the period of the subscription as services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as long-term deferred revenue.

Server rental income is recognized on a straight-line basis over the rental period.

Revenue from sales of virtual items in various channels is recognized on item basis, which is consistent with the revenue recognition policies in YY music revenue.

(ii)	Advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s platform in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, and buttons. Advertisements on the Group’s platform are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The Group enters into advertising contracts directly with advertisers or third party advertising agencies that represent advertisers. Contract terms generally range from 1 to 3 months. Both third party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 6 months.

Where customers purchase multiple advertising spaces with different display periods in the same contract, the Group allocates the total consideration to the various advertising elements based on the relative selling price method and recognizes revenue for the different elements over their respective display periods. The following hierarchy should be followed when determining the appropriate selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”), and (3) best estimate of selling price (“BESP”). Given that the VSOE or TPE of the selling price cannot be determined, the Group has adopted a policy to allocate the fair values of different advertising elements based on the best estimate selling prices of each advertisement within the contract taking into consideration the standard price list and historical discounts granted. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight line basis over the contract period.

Transactions with third party advertising agencies

For contracts entered into with third party advertising agencies, the third party advertising agencies will in turn sell the advertising services to advertisers. Revenue is recognized ratably over the contract period of display based on the following criteria:

•

There is persuasive evidence that an arrangement exists—the Group will enter into framework and execution agreements with the advertising agencies, specifying price, advertising content, format and timing

•	Price is fixed or determinable—price charged to the advertising agencies are specified in the agreements, including relevant discount and rebate rates

•	Services are rendered—the Group recognizes revenue ratably as the element are delivered over the contract period of display

•

Collectability is reasonably assured—the Group assesses credit history of each advertising agency before entering into any framework and execution agreements. If the collectability from the agencies is assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all the other revenue criteria are met

The Group provides sales incentives in the forms of discounts and rebates to third party advertising agencies based on purchase volume. As the advertising agencies are viewed as the customers in these transactions, revenue is recognized based on the price charged to the agencies, net of sales incentives provided to the agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience.

Transactions with advertisers

The Group also enters into advertisement contracts directly with advertisers. Similar to transactions with third party advertising agencies, the Group recognizes revenue ratably as the elements are delivered over the contract period of display. The terms and conditions, including price, are fixed according to the contract between the Group and the advertisers. The Group also performs a credit assessment of all advertisers prior to entering into contracts. Revenue is recognized based on the amount charged to the advertisers, net of discounts.

(t)	Advances from users and deferred revenue

Advances from users are prepayments from users in the form of the Group’s virtual currency that are not yet consumed or converted into game tokens, and upon the consumption or conversion, are recognized as revenue according to the prescribed revenue recognition policies described above. Deferred revenue primarily consists of the unamortized game tokens and prepaid subscriptions under the membership program and unamortized virtual items in YY Music, where there is still an implied obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

Advances from users and deferred revenue
(t)	Advances from users and deferred revenue

Advances from users are prepayments from users in the form of the Group’s virtual currency that are not yet consumed or converted into game tokens, and upon the consumption or conversion, are recognized as revenue according to the prescribed revenue recognition policies described above. Deferred revenue primarily consists of the unamortized game tokens and prepaid subscriptions under the membership program and unamortized virtual items in YY Music, where there is still an implied obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

Cost of revenues
(u)	Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate IVAS and advertising revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) bandwidth costs, (ii) depreciation and amortization expense for servers and other equipment or intangibles directly related to operating the platform, (iii) personnel expenses such as salary and welfare expenses and share-based compensation, (iv) payment handling cost, (v) business taxes and related surcharges, cultural development fee, (vi) revenue sharing fees, including payments to channel owners and performers in YY music channels, those entitled to revenue sharing in various channels activities in YY platform, such as the channel owners in live game broadcasting, and content owners of the products sold in YY platform. All revenue sharing fees are based on the respective contractual arrangements between the Group and the counter party, and (vii) other costs.

In the PRC, business taxes are imposed by the government on revenues reported by any selling entity for the provision of taxable services in the PRC, transfer of intangible assets and sales of immovable properties in the PRC. The business tax rate varies depending on the nature of the revenues. The Group is also subject to cultural development fee at a tax rate of 3% on service income from provision of advertising services in the PRC.

On January 1, 2012, a pilot program (the “Pilot Program”) was launched in Shanghai for a transition of imposing value-added tax (“VAT”) on revenues derived from certain pilot industries (the “Pilot Industries”) other than business taxes. Starting from September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in the PRC, including Beijing and Guangdong province, where the Group’s subsidiaries and VIEs are incorporated and have operations therein. The Group’s advertising revenue and online game revenue are within the scope of Pilot Industries and they became subject to VAT therein effective from November 1, 2012 and December 1, 2012, at a rate of 6% respectively. The Group hence recognizes advertising revenue and online game revenue net of VAT thereafter. Prior to the Pilot Program’s being applied to Group’s revenue, the Group’s advertising revenues earned from external customers were subject to business taxes at 5%, 5% and 5% for the years ended December 31, 2010, 2011 and ten months ended October 31, 2012, and the Group’ IVAS revenue earned from external customers were subject to business taxes of 3%, 3% and 3% for the years ended December 31, 2010, 2011 and 2012, except that the Group’s online game revenue began to be subject to VAT of 6% commencing December 2012.

The Group is subject to surcharges of business taxes and VAT, which are calculated based on 10%, 12% and 12% of the business taxes and VAT payable for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group reported business taxes and surcharges, and cultural development fees incurred in cost of revenues. The business taxes and surcharges, and cultural development fees included in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB7,186, RMB16,462 and RMB30,026, respectively.

Based on the Group’s corporate structure and the contractual arrangements among the Group’s PRC subsidiaries, the Group’s VIEs and their shareholders, the Group is effectively subject to the 5% PRC business tax and generally subject to 6% VAT and related surcharges on revenues generated by the Group’s subsidiaries from the Group’s contractual arrangements with the Group’s VIEs.

Research and development expenses
(v)	Research and development expenses

Research and development costs consist primarily of (i) salary and benefits for our research and development personnel, and (ii) rental and depreciation of office premise and servers utilized by the research and development personnel. The costs to develop the YY gaming platform, including the costs to develop the websites, new services and features, are expensed as incurred.

Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

Development costs incurred for the years ended December 31, 2010, 2011 and 2012 that were qualified for capitalization were insignificant.

Sales and marketing expenses
(w)	Sales and marketing expenses

Sales and marketing expenses comprise primarily of salary, commission, stock based compensation expenses, and benefits of sales and marketing personnel and advertising and market promotion expenses. The advertising and market promotion expenses amounted to approximately RMB1,773, RMB4,234 and RMB 5,534 during the years ended December 31, 2010, 2011 and 2012, respectively.

General and administrative expenses
(x)	General and administrative expenses

General and administrative expenses consist primarily of salary and benefits, including share-based compensation for general and administrative personnel, professional service fees, legal expenses and other administrative expenses.

Government grants
(y)	Government grants

Government grants represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company. Government grants are originally recorded as deferred revenue when received upfront. After all of the conditions specified in the grants have been met, the grants are recognized as operating or non-operating income based on the nature of the government grants.

Share-based compensation
(z)	Share-based compensation

The Company grants stock-based award, such as, but not limited to, share options, restricted shares, restricted share units and warrants to eligible employees, officers, directors, and non-employee consultants.

Awards granted to employees, officers, and directors are initially accounted for as equity-classified awards. The related shared-based compensation expenses are measured at the grant date fair value of the award and are recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Duowan BVI also granted share options and restricted shares to non-employees. Awards granted to non-employees are initially measured at fair value on the grant date and periodically re-measured thereafter until the earlier of the performance commitment date or the date the service is completed and recognized over the period the service is provided. Awards are re-measured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are completed and awards are vested. Changes in fair value between the interim reporting dates are attributed consistent with the method used in recognizing the original compensation costs.

As a result of Duowan BVI’s repurchases of certain awards offered in 2009 and in 2011 (Note 19), certain initially equity classified employee and non-employee awards had been reclassified as a liability classified award, as these awards were deemed to have a substantive cash settlement feature. These awards are re-measured at the end of each reporting period until either the substantive cash settlement is terminated or the holder of the awards is exposed to the market value fluctuation of the underlying shares for a reasonable period of time (at least six months), or the awards are settled, cancelled or expire unexercised.

On September 15, 2011, the board of directors of the Company resolved not to undertake any repurchases of vested or unvested share-based compensation awards, except under those conditions specified in the relevant award scheme and grant documents. In addition, any proposed repurchase of vested or unvested share-based compensation awards should be approved by the majority votes of the board of directors. Such intention of the Company was specifically communicated to all employees with or without the awards. All the employees with vested or unvested awards also confirmed such understanding by a written confirmation. Accordingly, the classification of the liability-classified awards changed back to be equity-classified.

Share-based compensation expense is recorded net of estimated forfeitures so that expense is recorded for only those stock-based awards that we expect to vest. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates.

Prior to the initial public offering date (Note 17), the Binomial option-pricing model was used to measure the fair value of all the share options. The determination of the fair value was affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the Binomial option-pricing model requires extensive actual employee, directors, officers and non-employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions. Following the listing of the Company, the grant date fair value of share-based awards is based on stock price of the Company in the NASDAQ Global Market.

Income taxes
(aa)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of operations and comprehensive (loss) income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statements of operations. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2010 and 2011, the Group did not have any significant unrecognized uncertain tax positions.

Employee social security and welfare benefits
(bb)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statements of operations amounted to RMB10,217, RMB23,657 and RMB39,660 for the years ended December 31, 2010, 2011 and 2012, respectively.

Statutory reserves
(cc)	Statutory reserves

The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly-owned foreign enterprises (Beijing Huanju Shidai, Zhuhai Duowan and Guangzhou Huanju Shidai) have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the Company Laws of the PRC, the VIEs of the Company registered as PRC domestic companies (Guangzhou Huaduo and Beijing Tuda) must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

The Group did not make any appropriation to its general reserve fund, statutory surpluses fund, discretionary surplus fund, and the staff bonus and welfare fund for the years ended December 31, 2010, 2011 and 2012, respectively, as the PRC subsidiaries and VIEs reported accumulated losses.

Related parties
(dd)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation. See also Note 21 for further information.

Dividends
(ee)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2010, 2011 and 2012, respectively. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

(Loss) income per share
(ff)	(Loss) income per share

Basic (loss) income per share is computed by dividing net loss attributable to common shareholders, considering the accretion or decretion of redemption feature, deemed dividend to preferred shareholders and amortization of beneficial conversion feature related to its convertible redeemable preferred shares (Note 20), by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted (loss) income per share is calculated by dividing net loss attributable to common shareholders, as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of common shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Comprehensive (loss) income
(gg)	Comprehensive (loss) income

Comprehensive (loss) income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive (loss) income is reported in the consolidated statements of operations and comprehensive (loss) income. Accumulated other comprehensive loss of the Group includes the foreign currency translation adjustments.

Segment reporting
(hh)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Internal use software
(ii)	Internal use software

The Company recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Company has not capitalized any costs related to internal use software during the years ended December 31, 2010, 2011 and 2012, respectively.

Recently issued accounting pronouncements
(jj)	Recently issued accounting pronouncements

In July 2012, the FASB issued an accounting standards update which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test on indefinite-lived intangible assets other than goodwill. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of ASU 2012-02 will not have an impact on its consolidated financial statements.

Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Details of Subsidiaries and VIEs

The details of the subsidiaries and VIEs as of December 31, 2012 are set out below:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities

Subsidiaries

Duowan Entertainment Corporation (“Duowan BVI”)	British Virgin Islands	November 6, 2007	100%	Investment holding

NeoTasks Inc. (“NeoTasks”)	Cayman Islands	April 26, 2006	100%	Investment holding

NeoTasks Limited	Hong Kong	June 16, 2005	100%	Investment holding

Huanju Shidai Technology (Beijing) Company Limited (“Beijing Huanju Shidai” or “Duowan Entertainment”)	PRC	March 19, 2008	100%	Investment holding

Zhuhai Duowan Information Technology Company Limited (“Zhuhai Duowan” or “Guangzhou Duowan”)	PRC	April 9, 2007	100%	Online advertising and software development

Guangzhou Huanju Shidai Information Technology Company Limited (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Variable Interest Entities (“VIEs”)

Guangzhou Huaduo Network Technology Company Limited (“Guangzhou Huaduo”)	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services

Beijing Tuda Science and Technology Company Limited (“Beijing Tuda”)	PRC	June 2, 2005	100%	Holder of internet content provider licenses

Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment
Residual rate is determined based on the economic value of the equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Servers, computers and equipment	3 years	0%-5%
Furniture, fixture and office equipment	5 years	5%
Motor vehicles	4 years	5%
Leasehold improvement	Shorter of lease term or 5 years	—

Estimated Useful Lives of Finite-Lived Intangible Assets
Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Estimated useful lives

Software	3 -5 years
Technology	5 years
Domain name	15 years

Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Consolidated Financial Information of Variable Interest Entity

The following consolidated financial information of the Group’s VIEs excluding the inter company items with the Group’s subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2011	2012
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	99,815	204,606
Short-term deposits	—	90,000
Accounts receivable, net	7,640	41,824
Amount due from a related party	2,000	1,073
Prepayments and other current assets	6,669	14,897
Deferred tax assets	7,750	25,666

Total current assets	123,874	378,066

Non-current assets
Deferred tax assets	329	92
Investments	5,244	2,950
Property and equipment, net	51,095	88,709
Intangible assets, net	796	3,218

Total non-current assets	57,464	94,969

Total assets	181,338	473,035

Liabilities

Current liabilities
Accounts payable	14,196	27,124
Deferred revenue	40,357	158,323
Advances from users	2,453	7,271
Income taxes payable	8,374	32,885
Accrued liabilities and other current liabilities	30,327	81,223
Amounts due to related parties	870	2,604

Total current liabilities	96,577	309,430

Non-current liabilities
Deferred revenue	448	4,525

Total liabilities	97,025	313,955

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	89,434	232,376	702,929
Net (loss) income	(146,134)	(79,334)	80,071

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	11,886	57,313	322,378
Net cash used in investing activities	(24,763)	(46,475)	(152,197)
Net cash provided/ (used in)by financing activities	—	—	—

	(12,877)	10,838	170,182

Online game revenues [Member]
Summary of Major Customers of Online Game Revenue, Online Advertising Revenues and Accounts Receivable

The following table summarizes the games that account for more than 10% of the Group’s online game revenues:

	For the year ended December 31,
	2010	2011	2012

Online game
A1	63%	47%	16%
A2	11%	*	*
A3	*	10%	*
A4	*	*	13%

Online advertising [Member]
Summary of Major Customers of Online Game Revenue, Online Advertising Revenues and Accounts Receivable

The following table summarizes the percentage of the Group’s online advertising revenues from customers with over 10% of total online advertising revenues:

	For the year ended December 31,
	2010	2011	2012

Customer

B1	28%	36%	49%
B2	10%	22%	16%
B3	*	*	13%
B4	13%	12%	*
B5	16%	12%	*

Accounts receivable [Member]
Summary of Major Customers of Online Game Revenue, Online Advertising Revenues and Accounts Receivable

The following table summarizes the percentage of accounts receivable from collection agencies and customers with over 10% of total accounts receivable:

	December 31,
	2010	2011	2012

Collection agencies and customers
B1	24%	31%	34%
B2	*	*	16%
B3	12%	*	*
B4	12%	12%	*
B5	19%	12%	*

*	Less than 10%

Business combination (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Purchase Price

The acquisition was recorded using the acquisition method of accounting and the allocation of the purchase price at the date of acquisition is as follows:

RMB
Property and equipment	128
Intangible assets
Technology	10,035
Software	660
Goodwill	899

Total	11,722

Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Cash and Cash Equivalents Balance
Cash and cash equivalents balance as of December 31, 2011 and 2012 primarily consist of the following currencies:

	December 31, 2011		December 31, 2012
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	108,775	108,775	460,176	460,176
US$	3,193	20,116	7,084	44,526

Total		128,891		504,702

Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Accounts Receivable, Net

	December 31,
	2011	2012
	RMB	RMB

Accounts receivable, gross	47,022	123,332
Less: allowance for doubtful receivables	—	(5,716)

Accounts receivable, net	47,022	117,616

Movement of Allowance for Doubtful Receivables

The following table presents movement of the allowance for doubtful receivables:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	(100)	(387)	—
Additions charged to general and administrative expenses	(287)	—	(6,884)
Write-off during the year	—	387	1,168

Balance at the end of the year	(387)	—	(5,716)

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investments

	December 31,
	2011	2012
	RMB	RMB
Equity investments (Note i)	3,142	2,950
Cost investments (Note ii, iii)	2,102	—

Total	5,244	2,950

(i)	On July 14, 2012, the Group disposed of its equity interest in Shenzhen Yingpeng to a related company, of which the Company’s Chairman is also the chairman of the related company, at fair value for cash consideration of RMB2,000. The net book value of this investment upon disposal was RMB1,349.

(ii)	On February 2, 2012, the Group disposed of a cost investment to the Chairman of the Company at its assessed fair value for cash consideration of RMB1,000.

(iii)	As of December 31, 2011, one of the Group’s investments represents an equity interest of 25% in a private company. As part of the share purchase agreement, the Group is entitled to receive an amount equal to 100% of its original investment in the event of liquidation in preference to other common shareholders. As a result, the investment was not an investment in common stock or in-substance common stock and precluded from applying the equity method of accounting. It was accounted for the investment under the cost method. The shareholders of the investment company resolved to liquidate the company on September 10, 2012, and the liquidation procedures had been substantially completed as of December 31, 2012. The Group is entitled to receive an amount equal to 100% of its original investment of RMB3,000. The net book value of this investment upon disposal was RMB649. No significant financial impact is expected.

Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2011	2012
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	61,595	103,005
Leasehold improvement	3,759	22,831
Furniture, fixture and office equipment	5,440	9,083
Motor vehicles	1,149	2,999
Construction in progress	400	—

Total	72,343	137,918
Less: accumulated depreciation	(18,761)	(47,619)

Property and equipment, net	53,582	90,299

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Group's Intangible Assets

The following table summarizes the Group’s intangible assets:

	December 31,
	2011	2012
	RMB	RMB

Gross carrying amount
Software	1,601	4,235
Technology	—	9,962
Domain name	11,504	11,477

Total of gross carrying amount	13,105	25,674

Less: accumulated amortization
Software	(902)	(1,808)
Technology	—	(1,659)
Domain name	(1,389)	(2,176)

Total of accumulated amortization	(2,291)	(5,643)

Less: impairment
Software	—	(550)

Intangible assets, net	10,814	19,481

Schedule of Estimated Amortization Expenses

The estimated amortization expenses for each of the following five years are as follows:

	Domain name	Technology	Software
	RMB	RMB	RMB
2013	784	1,992	888
2014	784	1,992	569
2015	762	1,992	381
2016	754	1,992	38
2017	754	335	1

Schedule of Weighted Average Amortization Periods of Intangible Assets

The weighted average amortization periods of intangible assets as of December 31, 2011 and 2012 are as below:

December 31,
	2011	2012

Domain name	15 years	15 years
Technology	—	5 years
Software	5 years	3 years

Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Revenue

	December 31,
	2011	2012
	RMB	RMB
Deferred revenue, current :
Online game	31,171	75,269
Membership subscription	9,142	53,401
YY music	—	29,137
Government grant	—	1,919
Others	44	133

Total current deferred revenue	40,357	159,859

Deferred revenue, non-current :
Membership subscription	448	4,329
Government grant	—	2,158

Total non-current deferred revenue	448	6,487

Schedule of Accrued Liabilities and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities and Other Current Liabilities

	December 31,
	2011	2012
	RMB	RMB

Accrued salaries and welfare	25,902	54,688
Accrued revenue sharing fees	1,148	19,504
Accrued bandwidth costs	5,801	15,679
Value added taxes payable	—	8,718
Business and other taxes payable	7,028	7,422
Accrued listing expenses	—	7,020
Accrued technology service fee	—	2,162
Deposits from advertising customers	6,250	1,750
Others	2,942	3,346

Total	49,071	120,289

Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cost of Revenue

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Bandwidth costs	32,491	75,064	145,037
Revenue sharing fees	—	6,750	109,273
Salary and welfare	23,510	33,388	50,009
Business tax and surcharges	7,186	16,462	30,026
Depreciation and amortization	4,298	11,951	25,762
Payment handling costs	6,769	9,306	22,828
Shared-based compensation	31,709	15,449	8,407
Other costs	4,099	14,329	24,791

Total	110,062	182,699	416,133

Income tax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current income tax expenses	(3,965)	(12,516)	(48,357)
Deferred income tax benefits	1,643	11,173	19,316

Income tax expense for the year	(2,322)	(1,343)	(29,041)

Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax (Loss) Income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax (loss) income is as follows:

	For the year ended December 31,
	2010	2011	2012

PRC statutory income tax rate	(25.0%)	(25.0%)	(25.0%)
Effect of preferential tax rate	—	8.4%	10.4%
Effect of tax-exempt entities	0.2%	(5.1%)	0.2%
Permanent differences*	25.1%	32.5%	(13.9%)
Change in valuation allowance	1.5%	(7.8%)	(2.0%)
Effect of Super Deduction available to the Group	(0.8%)	(4.9%)	5.7%
Adjustments of deferred tax for changes in tax rates	—	3.6%	—

Effective income tax rate	1.0%	1.7%	(24.6%)

*	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by the subsidiaries and VIEs.

Schedule of Tax Effects of Temporary Differences That Give Rise to Deferred Tax Asset Balances

The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	RMB	RMB
Deferred tax assets, current:
Deferred revenue	4,682	16,270
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	7,985	17,062
Valuation allowance	(180)	(1,783)

Total current deferred tax assets, net	12,487	31,549

Deferred tax assets, non-current:
Tax loss carried forward	1,691	2,433
Deferred revenue	—	538
Impairment of an equity investment	45	45
Impairment of a cost investment	284	—
Valuation allowance	(1,691)	(2,433)

Total non-current deferred tax assets, net	329	583

Schedule of Net Operating Tax Loss Carry Forwards	The net operating tax loss carry forwards will begin to expire as follows:

Amount
RMB

2013	108
2014	3,184
2015	—
2016	3,405
2017	3,034

Total	9,731

Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Preferred Shares

As of December 31, 2011, the Preferred Shares comprised of the following:

Series	Issuance Date	Shares Issued and Outstanding	Issue Price Per Share (US$)	Proceeds from Issuance, Net of Issuance Costs (US$)	Carrying Amount (RMB)
A	December 1, 2006	54,488,000	0.0184	1,000	374,332
A	June 2, 2008	81,612,930	0.0245	1,975	560,681
B	August 8, 2008	102,073,860	0.0490	4,959	703,901
C-1	November 22, 2009	16,249,870	0.0800	1,300	112,556
C-2	November 22, 2009	104,999,650	0.1000	10,460	729,464

Schedule of Convertible Redeemable Preferred Shares

The following table sets forth the changes of each of the convertible redeemable preferred shares for years ended December 31, 2010, 2011 and 2012:

Series A Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	154,393	846,752	935,013
Accretion (decretion) to redemption value	692,359	88,261	(485,517)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(449,496)

Ending balance	846,752	935,013	—

Series B Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	124,173	639,799	703,901
Accretion (decretion) to redemption value	515,626	64,102	(366,785)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(337,116)

Ending balance	639,799	703,901	—

Series C Preferred Shares

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Beginning balance	169,852	770,720	842,020
Accretion (decretion) to redeemable value	600,868	71,300	(441,573)
Conversion of convertible redeemable preferred shares into Class B common shares	—	—	(400,447)

Ending balance	770,720	842,020	—

Fair Value Assumptions in Discounted Cash Flow Method	The followings are assumptions in the Discounted Cash Flow Method:

December 31, 2011
Risk-free interest rate	2.53%
Volatility	66.1%
Dividend yield	—
Discount rate	16%

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activities of Pre-2009 Scheme Options for Employees and Non-Employee

The following table summarizes the activities of the Pre-2009 Scheme Options for employees and non-employee for the years ended December 31, 2010, 2011 and 2012:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

Outstanding, December 31, 2009	24,667,090	0.0050	8.34	3,799
Exercised/Repurchased(1)	(4,867,170)	0.0025
Forfeited	(57,330)	0.0067

Outstanding, December 31, 2010	19,742,590	0.0056	7.39	18,372
Exercised/Repurchased(2)	(1,853,055)	0.0061
Forfeited	—

Outstanding, December 31, 2011(3)	17,889,535	0.0055	6.37	19,366
Forfeited	(19,110)	0.0067	6.25

Outstanding, vested and exercisable December 31, 2012	17,870,425	0.0055	5.37	12,642
(1)	In connection with the issuance of the Series C-1 Preferred Shares of Duowan BVI in November 2009 (refer to Note 18 to the financial statements, which triggered the exit condition of the Pre-2009 Scheme Options to be met for a trade sale of Duowan BVI. Certain employees and one non-employee were given the opportunity to cash settle their vested options and were simultaneously repurchased by Duowan BVI by utilizing a portion of the proceeds received from the issuance of the Series C-1 Preferred Shares. The repurchase price of each vested option/share was the difference between the stated exercise price of the Pre-2009 Scheme Option and US$0.08, which was the per share issuance price of the Series C-1 Preferred Shares. A total of 4,867,170 Pre-2009 Scheme Options were repurchased by Duowan BVI for cash consideration of RMB2,576 paid by Duowan BVI. The underlying options were cancelled immediately after the repurchase (the “First Repurchase”). The negotiation and execution of the First Repurchase had formed an expectation to the Pre-2009 Scheme Option holders, including employees of the Group and the non-employee, that it was a practice of Duowan BVI to repurchase vested options from the option holders. Accordingly, the Pre-2009 Scheme Options were deemed to be tainted and they were no longer equity-classified awards but liability-classified awards. Such re-designation of the awards was applied to the date when Duowan BVI entered into an definitive agreement with shareholders of the Series C preferred shares on November 22, 2009, which committed Duowan BVI for the First Repurchase. As a result, fair values of the outstanding Pre-2009 Scheme Options had to be re-measured at the end of each reporting period until either the repurchase obligation are extinguished or the holders were exposed to fluctuation the market value of the shares for a period of at least six months, or the awards were settled, cancelled or expire unexercised.
(2)	In connection with the Series D Common Share Financing (Note 17) in January 2011, certain employees and the non-employee were given the opportunity to cash settle their vested options. The repurchase price of each vested option/share was the difference between the stated exercise price of the Pre-2009 Scheme Option and US$0.9777, which was the per share issuance price of the common shares issued to the new investor. A total of 1,853,055 Pre-2009 Scheme Options were exercised/repurchased by Duowan BVI for cash consideration of RMB11,701 paid by Duowan BVI. The underlying common shares were cancelled immediately after the repurchase (the “Second Repurchase”). Similar offer was made by Duowan BVI to the non-employee holding the Pre-2009 Scheme Options but that non-employee did not take up the offer.
(3)	On September 15, 2011, the board of directors of the Company resolved not to undertake any repurchases of vested or unvested share-based compensation awards, except under those conditions specified in the relevant award scheme and grant documents. In addition, any proposed repurchase of vested or unvested share-based compensation awards should be approved by the majority votes of the board of directors. Such intention of the Company was specifically communicated to all employees with or without the awards. All the employees with vested or unvested awards also confirmed such understanding by a written confirmation. Accordingly, the classification of the liability-classified awards changed back to be equity-classified, and the related liability had been reclassified to additional paid-in capital on the modification date.

Summary of Pre-2009 Scheme Options Granted to Employees and Non-Employee

Pre-2009 Scheme Options granted to employees and a non-employee:

	2010	2011
Risk-free interest rate(1)	3.01%-3.78%	3.34%-4.01%
Expected term(2)	7-9 years	6-8 years
Volatility rate(3)	54.60%-61.25%	53.06%-55.34%
Dividend yield(4)	—	—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	Duowan BVI and the Company have no history or expectation of paying dividend on its common shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Summary of Restricted Shares Activity

The following table summarizes the restricted shares activity for the years ended December 31, 2010, 2011 and 2012:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2010	—	—
Granted	50,503,877	0.2934
Forfeited	(2,017,841)	0.2886

Outstanding, December 31, 2010	48,486,036	0.2936
Granted	10,846,800	0.9362
Forfeited	(2,726,024)	0.3917
Vested	(13,321,711)	0.1636

Outstanding, December 31, 2011	43,285,101	0.4885
Forfeited	(3,673,580)	0.4945
Vested	(21,380,720)	0.4864

Outstanding, December 31, 2012	18,230,801	0.4898

Expected to vest at December 31, 2012	18,212,063	0.4895

Summary of Restricted Share Units Activity

The following table summarizes the restricted share units activity for the years ended December 31, 2011 and 2012:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2011	—
Granted	9,097,000	1.0630
Forfeited	(100,700)	1.0630

Outstanding, December 31, 2011	8,996,300	1.0630
Granted	18,295,221	1.0324
Forfeited	(595,900)	1.0876

Outstanding, December 31, 2012	26,695,621	1.0415

Expected to vest at December 31, 2012	26,413,447	1.0369

Schedule of Movements of Equity-Classified and Liability-Classified Awards

The table below shows the movements and details of various equity-classified and liability-classified awards granted by the Company to its employees and non-employee for the years ended December 31, 2010, 2011 and 2012:

	Equity-classified Awards (RMB)						Liability-classified Awards (RMB)
	Pre-2009 Scheme options	2009 Incentive Scheme–restricted shares	2011 Incentive Scheme–restricted share units	Share-based awards to CEO and Chairman	Awards to NeoTasks Founders	Sub-total	Pre-2009 Scheme options	Awards to NeoTasks Founders	Sub-total	Total

Balance as at January 1, 2010	—	—	—	2,049	—	2,049	19,986	17,229	37,215	39,264
Share-based compensation expenses	—	24,525	—	28,759	—	53,284	92,226	91,426	183,652	236,936
Exercised/Repurchased	—	—	—	—	—	—	(2,576)	—	(2,576)	(2,576)
Reclassifications
— From liability-awards to common share*	—	—	—	—	—	—	—	(14,028)	(14,028)	(14,028)
Foreign currency translation adjustment	—	—	—	—	—	—	(601)	(538)	(1,139)	(1,139)

Balance as at December 31, 2010	—	24,525	—	30,808	—	55,333	109,035	94,089	203,124	258,457

Balance as at January 1, 2011	—	24,525	—	30,808	—	55,333	109,035	94,089	203,124	258,457
Share-based compensation expenses	2,219	57,805	9,644	14,143	3,359	87,170	23,464	24,367	47,831	135,001
Exercised/Repurchased	—	—	—	—	—	—	(11,701)	—	(11,701)	(11,701)
Reclassifications
— From liability-awards to common share*	—	—	—	—	—	—	—	(57,692)	(57,692)	(57,692)
— From liability-awards to equity awards**	116,328	—	—	—	57,602	173,930	(116,328)	(57,602)	(173,930)	—
Foreign currency translation adjustment	—	—	—	—	—	—	(4,470)	(3,162)	(7,632)	(7,632)

Balance as at December 31, 2011	118,547	82,330	9,644	44,951	60,961	316,433	—	—	—	316,433

Balance as at January 1, 2012
Share-based compensation expenses	(89)	36,371	54,445	9,624	—	100,351	—	—	—	100,351

Balance as at December 31, 2012	118,458	118,701	64,089	54,575	60,961	416,784	—	—	—	416,784

*	During the year ended December 31, 2010 and 2011, the restricted shares to NeoTasks founders were held by NeoTasks Founders for more than six months, therefore, the related awards amounting to RMB14,028 and RMB57,692 were reclassified back to common share respectively.
**	As detailed in Note 19(a) and (d), the share options and the restricted shares to NeoTasks founders were reclassified from liability-classified awards to equity-classified awards in September 2011, accordingly.

CEO and Chairman [Member]
Summary of Share-Based Awards Granted

The following table summarizes information regarding the restricted shares granted to the CEO and the Chairman:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2010	—
Granted	43,048,296	0.1875
Vested	(13,369,813)	0.1875

Outstanding, December 31, 2010 and 2011	29,678,483	0.1875
Vested	(29,678,483)	0.1875

Outstanding, December 31, 2012	—

Former NeoTasks employees [Member]
Summary of Share-Based Awards Granted

The following table summarizes information regarding the share-based award granted:

Number of restricted shares

Outstanding, December 31, 2009	17,915,380
Vested	(8,957,690)

Outstanding, December 31, 2010	8,957,690
Vested	(8,957,690)

Outstanding, December 31, 2011 and 2012(2)	—

(1)	In connection with the First Repurchase occurred in November 2009, Duowan BVI repurchased a portion of their vested restricted shares by utilizing a portion of the proceeds obtained from the Series C preferred shares issuance. The negotiation and execution of the First Repurchase had formed an expectation to the holders of Awards to NeoTasks Founders that it was a practice of Duowan BVI to repurchase the vested restricted shares held by them. The Awards to NeoTasks Founders were deemed to be tainted and they were no longer equity-classified awards but liabilities-classified awards effective from November 2009. The awards would be re-measured at the end of each reporting period until either the repurchase obligation was extinguished or the awards holders were exposed to fluctuation of the market value of the shares for a period of at least six months, or the awards are settled, cancelled or expire unexercised.
(2)	On September 15, 2011, the board of directors of the Company resolved not to undertake any repurchases of vested or unvested share-based compensation awards, except under those conditions specified in the relevant award scheme and grant documents. In addition, any proposed repurchase of vested or unvested share-based compensation awards should be approved by the majority votes of the board of directors. Such intention of the Company was specifically communicated to all employees with or without the awards. All the employees with vested or unvested awards also confirmed such understanding by a written confirmation. Accordingly, the classification of the liability-classified awards changed back to be equity- classified, and the related liability was reclassified to additional paid-in capital on the modification date.

Basic and diluted net (loss) income per share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Basic and Diluted Net (Loss) Income Per Share

Basic and diluted net (loss) income per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Numerator:

Net (loss) income attributable to the Company	(238,857)	(83,156)	89,177
(Accretion) decretion to convertible redeemable preferred shares redemption value	(1,808,853)	(223,663)	1,293,875
Allocation of net income to participating preferred shareholders	—	—	(478,754)

Numerator of basic net (loss) income per share	(2,047,710)	(306,819)	904,298
Dilutive effect of preferred shares	—	—	(815,121)

Numerator for diluted (loss) income per share	(2,047,710)	(306,819)	89,177

Denominator:

Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	406,304,672	485,883,845	604,703,810
Dilutive effect of preferred shares	—	—	320,142,965
Dilutive effect of share options	—	—	17,782,885
Dilutive effect of restricted shares	—	—	30,594,877
Dilutive effect of restricted share units	—	—	4,802,491
Dilutive effect of share-based awards granted to CEO and Chairman	—	—	14,441,808

Denominator for diluted calculation	406,304,672	485,883,845	992,468,836

Basic net (loss) income per Class A and Class B common share	(5.04)	(0.63)	1.50
Diluted net (loss) income per Class A and Class B common share	(5.04)	(0.63)	0.09
Basic net (loss) income per ADS*	(100.80)	(12.63)	29.91
Diluted net (loss) income per ADS*	(100.80)	(12.63)	1.80

*	The Company was listed on November 21, 2012 with issuance of a total of 8,970,000 ADS at a public offering price of $10.50 per ADS. Each ADS represents 20 Class A common shares. The net (loss) income per ADS for the years ended December 31, 2010, 2011 and 2012 were calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

Summary of Weighted Average of Common Shares Equivalents

The following table summarizes information regarding weighted average of common shares equivalents for the years ended December 31, 2010 and 2011:

	For the year ended December 31,
	2010	2011

Preferred shares-weighted average	359,424,310	359,424,310
Share-based awards for NeoTasks acquisition-weighted average	17,277,298	8,319,608
Share-based awards granted to CEO and Chairman-weighted average	36,679,507	29,678,483
Share options-weighted average	19,805,981	18,488,604
Restricted shares-weighted average	38,138,860	54,045,124
Restricted share units-weighted average	—	2,625,039
Warrants to an independent institutional investor-weighted average	—	12,609,970

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Relationships with Group

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group

Zhuhai Daren Computer Technology Company Limited (“Zhuhai Daren”)	Equity investment
Guangzhou Shanghang Information Technical Co., Ltd. (“Shanghang”)	Significant influence exercised by the Chairman as key shareholder
Zhuhai Lequ Technology Co., Ltd. (“Zhuhai Lequ”)	Equity investment
Xiaomi Corporation (“Xiaomi”)	Significant influence exercised by the Chairman as a Chairman

Significant Related Party Transactions

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Online game revenue sharing from Zhuhai Daren	1,683	4,451	7,547
Membership subscription fee revenue from Xiaomi	—	—	227
Bandwidth service provided by Shang hang	1,760	21,985	11,776
Interest-free loan to Zhuhai Daren	1,500	500	—
Repayment of interest-free loan from Zhuhai Daren	—	—	2,000
Interest-free loan to Zhuhai Lequ	—	—	1,200
Repayment of interest-free loan from Zhuhai Lequ	—	—	500
Disposal of a cost investment to the Chairman and Co-founder, who is also a director of the Company	—	—	1,000
Disposal of an equity investment to Xiaomi	—	—	2,000

Amounts Due from or Due to Related Parties

As of December 31, 2011 and 2012, the amounts due from/to related parties were as follows:

	December 31,
	2011	2012
	RMB	RMB
Amount due from a related party
Other receivables from Zhuhai Daren	2,000	—
Other receivables from Zhuhai Lequ	—	1,073

Total	2,000	1,073

Amounts due to related parties
Account payables to Zhuhai Daren	793	2,362
Other payables to Shanghang	77	242

Total	870	2,604

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non-Cancellable Operating Leases	As of December 31, 2012, future minimum payments under non-cancellable operating leases consist of the following:

Office rental
RMB

2013	18,196
2014	16,993
2015	15,756
2016 and thereafter	—

50,945

Organization and principal activities - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended									1 Months Ended
	Dec. 05, 2012 USD ($)	Dec. 05, 2012 Preferred shares [Member]	Nov. 21, 2012 Preferred shares [Member]	Dec. 05, 2012 Common shares [Member]	Dec. 31, 2012 Guangzhou Huaduo Network Technology Company Limited [Member] Exclusive Technology Support and Technology Services Agreement [Member]	Dec. 31, 2012 Guangzhou Huaduo Network Technology Company Limited [Member] Exclusive Business Cooperation Agreement [Member]	Dec. 31, 2012 Guangzhou Huaduo Network Technology Company Limited [Member] Exclusive Option Agreement [Member]	Dec. 31, 2012 Beijing Tuda [Member] Exclusive Technology Support and Technology Services Agreement [Member]	Dec. 31, 2012 Beijing Tuda [Member] Exclusive Business Cooperation Agreement [Member]	Dec. 31, 2012 Beijing Tuda [Member] Exclusive Option Agreement [Member]	Dec. 31, 2010 Zhuhai Duowan Information Technology Company Limited [Member]	Dec. 31, 2012 VIEs [Member] CNY	Dec. 31, 2011 VIEs [Member] CNY	Dec. 23, 2009 Duowan Entertainment Corporation [Member] Ratio
Variable Interest Entity [Line Items]
Entity ownership percentage											100.00%
American Depositary shares issued and sold, representing 179400000 Class A common shares	8,970,000
Class A common shares issued and sold	179,400,000
Net proceeds from Initial Public Offering	$ 82,055
Number of shares converted into Class B common shares		359,424,310	359,424,310	548,408,914
Year agreement expired					2028	2039		2029	2039
Notice period to terminate the agreement					30 days	30 days		30 days	30 days
Term of agreement							10 years			10 years
Total assets of consolidated VIEs												473,035	181,338
Total liabilities of consolidated VIEs												313,955	97,025
Registered capital of the VIEs												31,000
Share split ratio														490

Organization and principal activities - Details of Subsidiaries and VIEs (Detail)	12 Months Ended
Dec. 31, 2012
Duowan Entertainment Corporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	British Virgin Islands
Date of incorporation	Nov 6, 2007
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
NeoTasks Inc [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Cayman Islands
Date of incorporation	Apr 26, 2006
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
NeoTasks Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jun 16, 2005
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Huanju Shidai Technology (Beijing) Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Mar 19, 2008
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhuhai Duowan Information Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Apr 9, 2007
% of direct or indirect economic ownership	100.00%
Principal activities	Online advertising and software development
Guangzhou Huanju Shidai Information Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Dec 2, 2010
% of direct or indirect economic ownership	100.00%
Principal activities	Software development
Guangzhou Huaduo Network Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Apr 11, 2005
% of direct or indirect economic ownership	100.00%
Principal activities	Holder of internet content provider licenses and internet value added services
Beijing Tuda Science and Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Jun 2, 2005
% of direct or indirect economic ownership	100.00%
Principal activities	Holder of internet content provider licenses

Principal accounting policies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended			2 Months Ended	10 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Advertising revenues [Member]	Oct. 31, 2012 Advertising revenues [Member]	Dec. 31, 2012 Advertising revenues [Member]	Dec. 31, 2011 Advertising revenues [Member]	Dec. 31, 2010 Advertising revenues [Member]	Dec. 31, 2012 Online game revenues [Member]	Dec. 31, 2012 Online game revenues [Member]	Nov. 30, 2012 Other IVAS revenues [Member]	Dec. 31, 2011 Other IVAS revenues [Member]	Dec. 31, 2010 Other IVAS revenues [Member]	Dec. 31, 2012 Revenue-sharing [Member] Minimum [Member]	Dec. 31, 2012 Revenue-sharing [Member] Maximum [Member]	Dec. 31, 2012 Third Party Developed Online Games [Member] Minimum [Member]	Dec. 31, 2012 Third Party Developed Online Games [Member] Maximum [Member]	Dec. 31, 2012 Self Developed Games [Member]	Dec. 31, 2012 Advertising contracts [Member] Minimum [Member]	Dec. 31, 2012 Advertising contracts [Member] Maximum [Member]
Summary Of Principal Accounting Policies [Line Items]
Translation rate per US$	6.2301	6.2301
Goodwill impairment losses		0	0	0
Contract terms															1 year	2 years				1 month	3 months
Estimated user relationship																	3 months	6 months	4 months
Payment period		6 months
Business tax and surcharges, and cultural development fees		30,026	16,462	7,186
Percentage of value added taxes	6.00%				6.00%					6.00%
VAT effective date							Nov 1, 2012				Dec 1, 2012
Cultural development fee							3.00%
Business taxes and surcharges		12.00%	12.00%	10.00%		5.00%		5.00%	5.00%			3.00%	3.00%	3.00%
PRC business tax		5.00%
Advertising and market promotion expenses		5,534	4,234	1,773
Expenses related to employee social security and welfare benefits		39,660	23,657	10,217

Principal accounting policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Servers, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Servers, computers and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual rate	0.00%
Servers, computers and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual rate	5.00%
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual rate	5.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Residual rate	5.00%
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of lease term or 5 years

Principal accounting policies - Estimated Useful Lives of Finite-Lived Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Minimum [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years

Certain risks and concentration - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Member]
Concentration Risk [Line Items]
Percentage of service charge, maximum	100.00%
VIEs [Member]
Concentration Risk [Line Items]
Service fees	0	0
Beijing Tuda [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	96.60%
Online game revenues [Member]
Concentration Risk [Line Items]
Top 5 games revenues percent to total online game revenues	53.00%	66.00%	87.00%
Online game revenues percent to total revenues	41.00%	52.00%	67.00%
Online advertising [Member]
Concentration Risk [Line Items]
Top 10 customers revenues percent to total online advertising revenues	97.00%	98.00%	94.00%
Online advertising revenues percent to total revenues	14.00%	27.00%	32.00%
Accounts receivable [Member]
Concentration Risk [Line Items]
Top 10 accounts receivable percent to total accounts receivable	92.00%	96.00%	92.00%
CEO [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	1.70%
CEO [Member] | Beijing Tuda [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	97.70%
Chairman [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	1.50%
Chief Technology Officer [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	0.10%
Chief Technology Officer [Member] | Beijing Tuda [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	1.50%
General Manager of website department [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	0.10%
General Manager of website department [Member] | Beijing Tuda [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	0.80%
Maximum [Member]
Concentration Risk [Line Items]
Foreign ownership interest percentage	50.00%
Maximum [Member] | Huanju Shidai Technology (Beijing) Company Limited [Member]
Concentration Risk [Line Items]
Unilateral termination right, term	30 years
Minimum [Member] | Huanju Shidai Technology (Beijing) Company Limited [Member]
Concentration Risk [Line Items]
Unilateral termination right, term	10 years

Certain risks and concentration - Summary of Consolidated Financial Information of Variable Interest Entity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 VIEs [Member] CNY	Dec. 31, 2011 VIEs [Member] CNY	Dec. 31, 2010 VIEs [Member] CNY	Dec. 31, 2012 Variable Interest Entity [Member] CNY	Dec. 31, 2011 Variable Interest Entity [Member] CNY	Dec. 31, 2010 Variable Interest Entity [Member] CNY
Current assets
Cash and cash equivalents	$ 81,010	504,702	$ 20,688	128,891	83,683	106,427	204,606	99,815
Short-term deposits	144,090	897,698		472,655			90,000
Accounts receivable, net	18,879	117,616		47,022			41,824	7,640
Amount due from a related party	172	1,073		2,000			1,073	2,000
Prepayments and other current assets	4,037	25,149		9,742			14,897	6,669
Deferred tax assets	5,064	31,549		12,487			25,666	7,750
Total current assets	253,252	1,577,787		672,797			378,066	123,874
Non-current assets
Deferred tax assets	94	583		329			92	329
Investments	474	2,950		5,244			2,950	5,244
Property and equipment, net	14,494	90,299		53,582			88,709	51,095
Intangible assets, net	3,127	19,481		10,814			3,218	796
Total non-current assets	19,005	118,402		72,629			94,969	57,464
Total assets							473,035	181,338
Current liabilities
Accounts payable	4,518	28,149		16,114			27,124	14,196
Deferred revenue	25,659	159,859		40,357			158,323	40,357
Advances from users	1,206	7,515		2,453			7,271	2,453
Income taxes payable	7,705	48,001		16,872			32,885	8,374
Accrued liabilities and other current liabilities	19,308	120,289		49,071			81,223	30,327
Amounts due to related parties	418	2,604		870			2,604	870
Total current liabilities	58,814	366,417		125,737			309,430	96,577
Non-current liabilities
Deferred revenue	1,041	6,487		448			4,525	448
Total liabilities							313,955	97,025
Net revenue							702,929	232,376	89,434
Net (loss) income							80,071	(79,334)	(146,134)
Net cash provided by operating activities										322,378	57,313	11,886
Net cash used in investing activities										(152,197)	(46,475)	(24,763)
Net cash provided/(used in)by financing activities
Cash and cash equivalents increase/(decrease), of variable interest entities										170,182	10,838	(12,877)

Certain risks and concentration - Summary of Percentage of Accounts for More than 10% of Online Game Revenue, Online Advertising Revenues and Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Online game revenues [Member] | Online game A1 [Member]
Concentration Risk [Line Items]
Percentage of revenue	16.00%	47.00%	63.00%
Online game revenues [Member] | Online game A2 [Member]
Concentration Risk [Line Items]
Percentage of revenue			11.00%
Online game revenues [Member] | Online game A3 [Member]
Concentration Risk [Line Items]
Percentage of revenue		10.00%
Online game revenues [Member] | Online game A4 [Member]
Concentration Risk [Line Items]
Percentage of revenue	13.00%
Online advertising [Member] | Customer B1 [member]
Concentration Risk [Line Items]
Percentage of revenue	49.00%	36.00%	28.00%
Online advertising [Member] | Customer B2 [Member]
Concentration Risk [Line Items]
Percentage of revenue	16.00%	22.00%	10.00%
Online advertising [Member] | Customer B3 [Member]
Concentration Risk [Line Items]
Percentage of revenue	13.00%
Online advertising [Member] | Customer B4 [Member]
Concentration Risk [Line Items]
Percentage of revenue		12.00%	13.00%
Online advertising [Member] | Customer B5 [Member]
Concentration Risk [Line Items]
Percentage of revenue		12.00%	16.00%
Accounts receivable [Member] | Collection agencies and customers B1 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	34.00%	31.00%	24.00%
Accounts receivable [Member] | Collection agencies and customers B2 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	16.00%
Accounts receivable [Member] | Collection agencies and customers B3 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable			12.00%
Accounts receivable [Member] | Collection Agencies and Customers B4 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		12.00%	12.00%
Accounts receivable [Member] | Collection agencies and customers B5 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		12.00%	19.00%

Business combination - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 12, 2012
Business Acquisition [Line Items]
Business acquisition date	Mar 12, 2012
Business acquisition cash consideration paid		11,722

Business combination - Allocation of Purchase Price (Detail) (CNY) In Thousands, unless otherwise specified	Mar. 12, 2012
Business Acquisition [Line Items]
Property and equipment	128
Intangible assets
Goodwill	899
Total	11,722
Technology [Member]
Intangible assets
Intangible assets	10,035
Software [Member]
Intangible assets
Intangible assets	660

Cash and cash equivalents - Summary of Cash and Cash Equivalents Balance (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 US$ [Member] USD ($)	Dec. 31, 2012 US$ [Member] CNY	Dec. 31, 2011 US$ [Member] USD ($)	Dec. 31, 2011 US$ [Member] CNY	Dec. 31, 2012 RMB [Member] CNY	Dec. 31, 2011 RMB [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 81,010	504,702	$ 20,688	128,891	83,683	106,427	$ 7,084	44,526	$ 3,193	20,116	460,176	108,775

Accounts receivable, net - Summary of Accounts Receivable, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Finance Receivable Transferred To Held For Sale [Line Items]
Accounts receivable, gross		123,332	47,022
Less: allowance for doubtful receivables		(5,716)		(387)	(100)
Accounts receivable, net	$ 18,879	117,616	47,022

Accounts receivable, net - Movement of Allowance for Doubtful Receivables (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year		(387)	(100)
Additions charged to general and administrative expenses	(6,884)		(287)
Write-off during the year	1,168	387
Balance at the end of the year	(5,716)		(387)

Investments - Schedule of Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Investment [Line Items]
Equity investments		2,950	3,142
Cost investments			2,102
Total	$ 474	2,950	5,244

Investments - Schedule of Investments (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Feb. 02, 2012 Chairman [Member] CNY	Jul. 14, 2012 Shenzhen Yingpeng [Member] CNY
Investment [Line Items]
Proceeds from disposal of equity interest	$ 321	2,000			2,000
Net book value of this investment upon disposal		649			1,349
Proceeds from disposal of cost investment to the Chairman of the Company				1,000
Equity interest in private company	0	0	25
Entitled percentage of original investment received in event of liquidation	100.00%	100.00%	100.00%
Amount receivable on liquidation		3,000

Property and equipment, net - Schedule of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Servers, computers and equipment [Member] CNY	Dec. 31, 2011 Servers, computers and equipment [Member] CNY	Dec. 31, 2012 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2011 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2012 Leasehold improvement [Member] CNY	Dec. 31, 2011 Leasehold improvement [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Construction in progress [Member] CNY	Dec. 31, 2011 Construction in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		137,918	72,343	103,005	61,595	9,083	5,440	22,831	3,759	2,999	1,149		400
Less: accumulated depreciation		(47,619)	(18,761)
Property and equipment, net	$ 14,494	90,299	53,582

Property and equipment, net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,667	29,074	12,888	4,284

Intangible assets, net - Summary of Group's Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Software [Member] CNY	Dec. 31, 2011 Software [Member] CNY	Dec. 31, 2012 Technology [Member] CNY	Dec. 31, 2012 Domain name [Member] CNY	Dec. 31, 2011 Domain name [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount		25,674	13,105	4,235	1,601	9,962	11,477	11,504
Total of accumulated amortization		(5,643)	(2,291)	(1,808)	(902)	(1,659)	(2,176)	(1,389)
Total impairment				(550)
Intangible assets, net	$ 3,127	19,481	10,814

Intangible assets, net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 541	3,369	1,211	1,030

Intangible assets, net - Schedule of Estimated Amortization Expenses (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
2013	784
2014	784
2015	762
2016	754
2017	754
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
2013	1,992
2014	1,992
2015	1,992
2016	1,992
2017	335
Software [Member]
Finite-Lived Intangible Assets [Line Items]
2013	888
2014	569
2015	381
2016	38
2017	1

Intangible assets, net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years	15 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years	5 years

Goodwill - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2008 NeoTasks Inc [Member]
Goodwill [Line Items]
Equity interest acquired of Neo Tasks Inc					100.00%
Goodwill acquired	1,604	706		$ 257
Impairment of goodwill	0	0	0

Deferred revenue - Schedule of Deferred Revenue (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Online game [Member] CNY	Dec. 31, 2011 Online game [Member] CNY	Dec. 31, 2012 Membership subscription [Member] CNY	Dec. 31, 2011 Membership subscription [Member] CNY	Dec. 31, 2012 YY music [Member] CNY	Dec. 31, 2012 Government grant [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	$ 25,659	159,859	40,357	75,269	31,171	53,401	9,142	29,137	1,919	133	44
Deferred revenue, non-current	$ 1,041	6,487	448			4,329	448		2,158

Accrued liabilities and other current liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued salaries and welfare		54,688	25,902
Accrued revenue sharing fees		19,504	1,148
Accrued bandwidth costs		15,679	5,801
Value added taxes payable		8,718
Business and other taxes payable		7,422	7,028
Accrued listing expenses		7,020
Accrued technology service fee		2,162
Deposits from advertising customers		1,750	6,250
Others		3,346	2,942
Total	$ 19,308	120,289	49,071

Cost of revenue - Schedule of Cost of Revenue (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Cost of services [Line Items]
Bandwidth costs			145,037		75,064		32,491
Revenue sharing fees			109,273		6,750
Salary and welfare			50,009		33,388		23,510
Business tax and surcharges			30,026		16,462		7,186
Depreciation and amortization			25,762		11,951		4,298
Payment handling costs			22,828		9,306		6,769
Shared-based compensation			8,407		15,449		31,709
Other costs			24,791		14,329		4,099
Total	$ 66,795	[1]	416,133	[1]	182,699	[1]	110,062	[1]

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, 2010 2011 2012 2012 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 31,709 15,449 8,407 1,349 Research and development expenses 21,627 31,672 35,441 5,689 Sales and marketing expenses 1,499 1,336 884 142 General and administrative expenses 182,101 86,544 55,619 8,927

Government grants - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Government Grants [Line Items]
Cash subsidies received and earned	$ 396	2,465	1,982

Income tax - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2011 Hong Kong [Member]	Dec. 31, 2010 Hong Kong [Member]	Dec. 31, 2012 People's Republic of China [Member]	Dec. 31, 2007 People's Republic of China [Member]	Dec. 31, 2012 People's Republic of China [Member] High and New Technology Enterprise [Member]
Schedule Of Income Tax [Line Items]
Profit tax rate	(24.60%)	1.70%	1.00%			16.50%	16.50%	16.50%
Corporate income tax, statutory rate, state										30.00%
Corporate income tax, statutory rate, local										3.00%
Enterprise income tax statutory rate									25.00%
Preferential tax rate											15.00%
Percentage of research and development expenses entitled to claim by enterprise	150.00%	150.00%	150.00%
PRC withholding tax rate	10.00%	10.00%	10.00%
Tax loss carry forwards	9,731
Maximum period for claw back underpaid tax plus penalties and interest by tax authorities	5 years
Tax years subject to examination by tax authorities				2008	2012

Income tax - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes Disclosure [Line Items]
Current income tax expenses		(48,357)	(12,516)	(3,965)
Deferred income tax benefits	3,100	19,316	11,173	1,643
Income tax expense for the year	$ (4,661)	(29,041)	(1,343)	(2,322)

Income tax - Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax (Loss) Income (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
PRC statutory income tax rate	(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate	10.40%	8.40%
Effect of tax-exempt entities	0.20%	(5.10%)	0.20%
Permanent differences	(13.90%)	32.50%	25.10%
Change in valuation allowance	(2.00%)	(7.80%)	1.50%
Effect of Super Deduction available to the Group	5.70%	(4.90%)	(0.80%)
Adjustments of deferred tax for changes in tax rates		3.60%
Effective income tax rate	(24.60%)	1.70%	1.00%

Income tax - Schedule of Tax Effects of Temporary Differences That Give Rise to Deferred Tax Asset Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets, current:
Deferred revenue		16,270	4,682
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes		17,062	7,985
Valuation allowance		(1,783)	(180)
Total current deferred tax assets, net	5,064	31,549	12,487
Deferred tax assets, non-current:
Tax loss carried forward		2,433	1,691
Deferred revenue		538
Impairment of an equity investment		45	45
Impairment of a cost investment			284
Valuation allowance		(2,433)	(1,691)
Total non-current deferred tax assets, net	$ 94	583	329

Income tax - Schedule of Net Operating Tax Loss Carry Forwards (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
2013	108
2014	3,184
2015
2016	3,405
2017	3,034
Total	9,731

Common shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended							1 Months Ended			1 Months Ended
	Dec. 05, 2012 Common shares [Member]	Oct. 31, 2012 Vested restricted shares [Member]	Dec. 31, 2012 Class A common shares [Member]	Nov. 21, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member]	Nov. 21, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2011 Class B common shares [Member]	Jan. 31, 2011 Duowan Entertainment Corporation [Member] CNY	Jan. 31, 2011 Duowan Entertainment Corporation [Member] USD ($)	Jan. 31, 2011 Duowan Entertainment Corporation [Member] Common shares [Member] USD ($)	Jul. 31, 2011 Duowan Entertainment Corporation [Member] Warrants [Member]	Jan. 31, 2011 Duowan Entertainment Corporation [Member] Warrants [Member] USD ($)
Schedule Of Common Stock [Line Items]
Common shares, shares issued			179,400,000		907,833,224	359,424,310	543,340,914			51,140,432
Common stock shares issued, aggregate consideration										$ 50,000
Issuance of warrant to purchase additional common shares												25,570,216
Warrant to purchase additional common shares, aggregate purchase price												25,000
Issuance price of each common share									$ 0.9777			$ 0.083
Issuance costs of common stock								1,208
Warrant to acquire common stock, exercised											25,570,216
Common stock, par value				$ 0.00001		$ 0.00001
Number of shares converted	548,408,914	5,068,000
Common shares, shares authorized			10,000,000,000		1,000,000,000		4,640,575,690
Common shares, shares outstanding			179,400,000		907,833,224		543,340,914

Convertible redeemable preferred shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended					12 Months Ended					0 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2008 Series A convertible redeemable preferred shares [Member] CNY	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member] USD ($)	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member] CNY	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] CNY	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] USD ($)	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Nov. 22, 2009 Series C-1 convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Nov. 22, 2009 Series C-2 convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series C convertible redeemable preferred shares [Member]	Dec. 31, 2012 Class B common shares [Member]	Nov. 21, 2012 Class B common shares [Member]	Dec. 31, 2011 Class B common shares [Member]	Dec. 31, 2012 Series D Common Shares [Member] USD ($)	Dec. 05, 2012 Preferred shares [Member]	Nov. 21, 2012 Preferred shares [Member]
Convertible Preferred Stock [Line Items]
Shares issued				81,612,930	81,612,930	54,488,000	54,488,000		102,073,860	102,073,860		16,249,870	16,249,870	104,999,650	104,999,650
Aggregate cash considerations				$ 1,975	13,722	$ 1,000	7,720		$ 4,959	34,232		$ 1,300	8,875	$ 10,460	71,684
Purchase price per share				$ 0.0245		$ 0.0184			$ 0.049			$ 0.08		$ 0.1
Issuance costs					172					278						274
Number of shares converted																						359,424,310	359,424,310
Common shares, shares issued																		907,833,224	359,424,310	543,340,914
Preferred shares, par value	$ 0.00001
Minimum market capitalization for a Qualified IPO		400,000																			1,500,000
Preferred stock redemption date		Jun 30, 2015
Cash or cash equivalents minimum thresholds limit	3,000
Free cash flow in preceding twelve months	1,000
Redemption price, percentage of original issue price								150.00%			100.00%						100.00%
Internal rate of return								10.00%			10.00%						10.00%
Incremental value received by preferred shareholders			916					19			176
Percentage of share received on liquidation								150.00%			100.00%						100.00%

Convertible redeemable preferred shares - Schedule of Preferred Shares (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended							1 Months Ended					1 Months Ended
	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member] USD ($)	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member] CNY	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2010 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2009 Series A convertible redeemable preferred shares [Member] CNY	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] USD ($)	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2010 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2009 Series B convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Nov. 22, 2009 Series C-1 convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Nov. 22, 2009 Series C-2 convertible redeemable preferred shares [Member] CNY
Class of Stock [Line Items]
Issuance Date	Jun 2, 2008	Jun 2, 2008	Dec 1, 2006	Dec 1, 2006				Aug 8, 2008	Aug 8, 2008				Nov 22, 2009	Nov 22, 2009	Nov 22, 2009	Nov 22, 2009
Shares Issued and Outstanding	81,612,930	81,612,930	54,488,000	54,488,000				102,073,860	102,073,860				16,249,870	16,249,870	104,999,650	104,999,650
Issue Price Per Share	$ 0.0245		$ 0.0184					$ 0.049					$ 0.08		$ 0.1
Proceeds from Issuance, Net of Issuance Costs	$ 1,975	13,722	$ 1,000	7,720				$ 4,959	34,232				$ 1,300	8,875	$ 10,460	71,684
Carrying Amount		560,681		374,332	935,013	846,752	154,393		703,901	703,901	639,799	124,173		112,556		729,464

Convertible redeemable preferred shares - Schedule of Convertible Redeemable Preferred Shares (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member]	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member]	Dec. 31, 2010 Series A convertible redeemable preferred shares [Member]	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member]	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member]	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member]	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member]	Dec. 31, 2010 Series B convertible redeemable preferred shares [Member]	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member]	Dec. 31, 2012 Series C convertible redeemable preferred shares [Member]	Dec. 31, 2011 Series C convertible redeemable preferred shares [Member]	Dec. 31, 2010 Series C convertible redeemable preferred shares [Member]
Convertible Preferred Stock [Line Items]
Beginning balance	935,013	846,752	154,393	560,681	374,332	703,901	639,799	124,173	703,901	842,020	770,720	169,852
Accretion (decretion) to redeemable value	(485,517)	88,261	692,359			(366,785)	64,102	515,626		(441,573)	71,300	600,868
Conversion of convertible redeemable preferred shares into Class B common shares	(449,496)					(337,116)				(400,447)
Ending balance		935,013	846,752	560,681	374,332		703,901	639,799	703,901		842,020	770,720

Convertible redeemable preferred shares - Fair Value Assumptions in Discounted Cash Flow Method (Detail)	12 Months Ended
Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	2.53%
Volatility	66.10%
Dividend yield
Discount rate	16.00%

Share-based compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended									1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Restricted shares [Member] CNY	Dec. 31, 2011 Restricted shares [Member] CNY	Dec. 31, 2010 Restricted shares [Member] CNY	Dec. 31, 2009 Employees [Member] Restricted shares [Member]	Dec. 31, 2009 Non-employee [Member] Restricted shares [Member]	Feb. 23, 2010 CEO and the Chairman of the Company, also directors [Member]	Dec. 31, 2012 CEO and the Chairman of the Company, also directors [Member] CNY	Dec. 31, 2011 CEO and the Chairman of the Company, also directors [Member] CNY	Dec. 31, 2010 CEO and the Chairman of the Company, also directors [Member] CNY	Dec. 31, 2012 CEO and the Chairman of the Company, also directors [Member] Restricted shares [Member] CNY	Feb. 23, 2010 Shareholders [Member]	Feb. 23, 2010 Chairman [Member]	Dec. 31, 2012 Former NeoTasks employees [Member] Duowan Entertainment Corporation [Member] CNY	Dec. 31, 2011 Former NeoTasks employees [Member] Duowan Entertainment Corporation [Member] CNY	Dec. 31, 2010 Former NeoTasks employees [Member] Duowan Entertainment Corporation [Member] CNY	Dec. 05, 2008 Former NeoTasks employees [Member] Duowan Entertainment Corporation [Member]	Dec. 05, 2008 Former NeoTasks employees [Member] Warrants [Member]	Dec. 05, 2008 Former NeoTasks employees [Member] Warrants [Member] USD ($)	Dec. 31, 2012 Pre-2009 Scheme options [Member] USD ($)	Dec. 31, 2012 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2010 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2009 Pre-2009 Scheme options [Member]	Dec. 31, 2008 Pre-2009 Scheme options [Member]	Dec. 31, 2007 Pre-2009 Scheme options [Member]	Nov. 30, 2009 Pre-2009 Scheme options [Member] Series C-1 convertible redeemable preferred shares [Member] USD ($)	Nov. 30, 2009 Pre-2009 Scheme options [Member] Series D Common Share [Member] USD ($)	Nov. 30, 2009 Pre-2009 Scheme options [Member] Stock options [Member] Series C-1 convertible redeemable preferred shares [Member] CNY	Nov. 30, 2009 Pre-2009 Scheme options [Member] Stock options [Member] Series D Common Share [Member] CNY	Dec. 31, 2008 Pre-2009 Scheme options [Member] Options vesting after the first anniversary of the vesting inception date [Member]	Dec. 31, 2009 Pre-2009 Scheme options [Member] Options vesting in six equal installments over the following 36 months [Member]	Dec. 31, 2007 Pre-2009 Scheme options [Member] Non-employee for the provision of consulting services [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member] CNY	Dec. 31, 2011 2011 Share Incentive Plan [Member] CNY	Sep. 16, 2011 2011 Share Incentive Plan [Member] Restricted Share Units [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member] Restricted Share Units [Member] USD ($)	Sep. 16, 2011 2011 Share Incentive Plan [Member] Minimum [Member] Restricted Share Units [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member] Minimum [Member] Restricted Share Units [Member]	Sep. 16, 2011 2011 Share Incentive Plan [Member] Maximum [Member] Restricted Share Units [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member] Maximum [Member] Restricted Share Units [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options granted																												8,499,050	12,705,700							3,832,290
Restricted shares and share units vesting period										4 years										3 years							4 years	4 years													4 years	2 years	5 years	4 years
Stock options vesting percentage																																		25.00%	75.00%
Stock issuance price per share																														$ 0.08	$ 0.9777
Stock options repurchased																																4,867,170	1,853,055
Cash considerations paid																																2,576	11,701
Total intrinsic value of options exercised																									11,912	5,200
Share option, exercise price																						$ 0
Share-based compensation	16,107	100,351	135,001	236,936	36,371	57,805	24,525				9,624	14,143	28,759				0	27,726	91,426					(89)	25,683	92,226											54,445	9,644
Total unrecognized compensation expense					19,455												0																							109,588
Restricted shares granted						10,846,800	50,503,877	61,250,677	100,000	13,369,813					29,678,483						26,873,070																		9,097,000	18,295,221
Restricted shares and share units vesting percentage					50.00%
Restricted shares vesting period	The restricted shares have vesting conditions and will vest 50% after 24 months of the grant date and the remaining 50% will vest in two equal installments over the next 24 months.	The restricted shares have vesting conditions and will vest 50% after 24 months of the grant date and the remaining 50% will vest in two equal installments over the next 24 months.
Restricted shares and share units expected to vest percentage					50.00%
Vested shares expiration period	30 days	30 days
Weighted-average remaining vesting period					1 year 5 months 9 days																																			2 years 29 days
Percent of share vest after second anniversary																50.00%
Percent of share vest each year thereafter second anniversary										25.00%
Total fair value of restricted shares vested											35,924		16,602
Shares granted under 2011 Share Incentive Plan																																							43,000,000
Annual increase of shares under 2011 Incentive Plan																																								20,000,000

Share-based compensation - Summary of Activities of Pre-2009 Scheme Options for Employees and Non-Employee (Detail) (Pre-2009 Scheme options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pre-2009 Scheme options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options, Beginning Balance	17,889,535	19,742,590	24,667,090
Exercised/Repurchased, Number of options		(1,853,055)	(4,867,170)
Forfeited, Number of options	(19,110)		(57,330)
Outstanding, Number of options, Ending Balance		17,889,535	19,742,590	24,667,090
Outstanding, Vested and exercisable December 31, 2012, Number of options	17,870,425
Outstanding, Weighted average exercise price Beginning Balance	$ 0.0055	$ 0.0056	$ 0.005
Exercised/Repurchased, Weighted average exercise price		$ 0.0061	$ 0.0025
Forfeited, Weighted average exercise price	$ 0.0067		$ 0.0067
Outstanding, Weighted average exercise price Ending Balance		$ 0.0055	$ 0.0056	$ 0.005
Outstanding, Vested and exercisable December 31, 2012, Weighted average exercise price	$ 0.0055
Forfeited, Weighted average remaining contractual life	6 years 3 months
Outstanding, Weighted average remaining contractual life, Beginning Balance		6 years 4 months 13 days	7 years 4 months 21 days	8 years 4 months 2 days
Outstanding, Vested and exercisable December 31, 2012, Weighted average remaining contractual life	5 years 4 months 13 days
Outstanding, Aggregate intrinsic value, Beginning Balance	$ 19,366	$ 18,372	$ 3,799
Outstanding, Aggregate intrinsic value, Ending Balance		19,366	18,372	3,799
Outstanding, Vested and exercisable December 31, 2012, Aggregate intrinsic value	$ 12,642

Share-based compensation - Summary of Pre-2009 Scheme Options Granted to Employees and Non-Employee (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum		3.34%	3.01%
Risk-free interest rate, Maximum		4.01%	3.78%
Volatility rate, Minimum		53.06%	54.60%
Volatility rate, Maximum		55.34%	61.25%
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years	7 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		8 years	9 years

Share-based compensation - Summary of Restricted Shares Activity (Detail) (Restricted shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of restricted shares Beginning Balance	43,285,101	48,486,036
Granted, Number of restricted shares		10,846,800	50,503,877
Forfeited, Number of restricted shares	(3,673,580)	(2,726,024)	(2,017,841)
Vested, Number of restricted shares	(21,380,720)	(13,321,711)
Outstanding, Number of restricted shares, Ending Balance	18,230,801	43,285,101	48,486,036
Outstanding, Weighted average grant-date fair value Beginning Balance	$ 0.4885	$ 0.2936
Expected to vest, Number of restricted shares	18,212,063
Granted, Weighted average grant-date fair value		$ 0.9362	$ 0.2934
Forfeited, Weighted average grant-date fair value	$ 0.4945	$ 0.3917	$ 0.2886
Vested, Weighted average grant-date fair value	$ 0.4864	$ 0.1636
Outstanding, Weighted average grant-date fair value Ending Balance	$ 0.4898	$ 0.4885	$ 0.2936
Expected to vest, Weighted average grant-date fair value	$ 0.4895

Share-based compensation - Summary of Share-Based Awards Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of restricted shares Beginning Balance	43,285,101	48,486,036
Granted, Number of restricted shares		10,846,800	50,503,877
Vested, Number of restricted shares	(21,380,720)	(13,321,711)
Outstanding, Number of restricted shares, Ending Balance	18,230,801	43,285,101	48,486,036
Outstanding, Weighted average grant-date fair value Beginning Balance	$ 0.4885	$ 0.2936
Granted, Weighted average grant-date fair value		$ 0.9362	$ 0.2934
Vested, Weighted average grant-date fair value	$ 0.4864	$ 0.1636
Outstanding, Weighted average grant-date fair value Ending Balance	$ 0.4898	$ 0.4885	$ 0.2936
CEO and Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted average grant-date fair value Beginning Balance	$ 0.1875	$ 0.1875
Granted, Weighted average grant-date fair value			$ 0.1875
Vested, Weighted average grant-date fair value	$ 0.1875		$ 0.1875
Outstanding, Weighted average grant-date fair value Ending Balance		$ 0.1875	$ 0.1875
CEO and Chairman [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of restricted shares Beginning Balance	29,678,483	29,678,483
Granted, Number of restricted shares			43,048,296
Vested, Number of restricted shares	(29,678,483)		(13,369,813)
Outstanding, Number of restricted shares, Ending Balance		29,678,483	29,678,483
Former NeoTasks employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of restricted shares Beginning Balance		8,957,690	17,915,380
Vested, Number of restricted shares		(8,957,690)	(8,957,690)
Outstanding, Number of restricted shares, Ending Balance			8,957,690

Share-based compensation - Summary of Restricted Share Units Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Restricted share units [Member]	Dec. 31, 2011 Restricted share units [Member]	Dec. 31, 2010 CEO and Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value	$ 1.0324	$ 1.063
Outstanding, Weighted average grant-date fair value Beginning Balance	$ 1.063		$ 0.1875
Forfeited, Weighted average grant-date fair value	$ 1.0876	$ 1.063
Outstanding, Weighted average grant-date fair value Ending Balance	$ 1.0415	$ 1.063	$ 0.1875
Expected to vest, Weighted average grant-date fair value	$ 1.0369
Outstanding, Number of restricted shares Beginning Balance	8,996,300
Granted, Number of restricted shares	18,295,221	9,097,000
Forfeited, Number of restricted shares	(595,900)	(100,700)
Outstanding, Number of restricted shares, Ending Balance	26,695,621	8,996,300
Expected to vest, Number of restricted shares	26,413,447	8,699,422

Share-based compensation - Schedule of Movements of Equity-Classified and Liability-Classified Awards (Detail) In Thousands, unless otherwise specified	12 Months Ended																									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2010 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Liability-classified Awards [Member] CNY	Dec. 31, 2010 Liability-classified Awards [Member] CNY	Dec. 31, 2011 Liability-classified Awards [Member] Pre-2009 Scheme options [Member] CNY	Dec. 31, 2010 Liability-classified Awards [Member] Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Liability-classified Awards [Member] NeoTasks Inc [Member] CNY	Dec. 31, 2010 Liability-classified Awards [Member] NeoTasks Inc [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] CNY	Dec. 31, 2010 Equity-classified Awards [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] Pre-2009 Scheme options [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] 2009 Incentive Scheme-restricted shares [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] 2009 Incentive Scheme-restricted shares [Member] CNY	Dec. 31, 2010 Equity-classified Awards [Member] 2009 Incentive Scheme-restricted shares [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] 2011 Incentive Scheme-restricted share units [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] 2011 Incentive Scheme-restricted share units [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] NeoTasks Inc [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] NeoTasks Inc [Member] CNY	Dec. 31, 2012 Equity-classified Awards [Member] CEO and Chairman [Member] CNY	Dec. 31, 2011 Equity-classified Awards [Member] CEO and Chairman [Member] CNY	Dec. 31, 2010 Equity-classified Awards [Member] CEO and Chairman [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance		316,433	258,457	39,264				203,124	37,215	109,035	19,986	94,089	17,229	316,433	55,333	2,049	118,547		82,330	24,525		9,644			60,961	44,951	30,808	2,049
Share-based compensation expenses	16,107	100,351	135,001	236,936	(89)	25,683	92,226	47,831	183,652	23,464	92,226	24,367	91,426	100,351	87,170	53,284	(89)	2,219	36,371	57,805	24,525	54,445	9,644	3,359		9,624	14,143	28,759
Exercised/Repurchased			(11,701)	(2,576)				(11,701)	(2,576)	(11,701)	(2,576)
Reclassifications - From liability-awards to common share			(57,692)	(14,028)				(57,692)	(14,028)			(57,692)	(14,028)
Foreign currency translation adjustment			(7,632)	(1,139)				(7,632)	(1,139)	(4,470)	(601)	(3,162)	(538)
Ending Balance		416,784	316,433	258,457					203,124		109,035		94,089	416,784	316,433	55,333	118,458	118,547	118,701	82,330	24,525	64,089	9,644	60,961	60,961	54,575	44,951	30,808
Reclassifications - From liability-awards to equity awards								(173,930)		(116,328)		(57,602)			173,930			116,328						57,602

Share-based compensation - Schedule of Movements of Equity-Classified and Liability-Classified Awards (Parenthetical) (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transferred from matured liability award for NeoTasks founders	57,692	14,028
Liability-classified Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transferred from matured liability award for NeoTasks founders	57,692	14,028
NeoTasks Inc [Member] | Liability-classified Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transferred from matured liability award for NeoTasks founders	57,692	14,028

Basic and diluted net (loss) income per share - Schedule of Basic and Diluted Net (Loss) Income Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Numerator:
Net (loss) income attributable to the Company	$ 14,314		89,177		(83,156)		(238,857)
(Accretion) decretion to convertible redeemable preferred shares redemption value	207,681		1,293,875		(223,663)		(1,808,853)
Allocation of net income to participating preferred shareholders	(76,845)		(478,754)
Numerator of basic net (loss) income per share	145,150		904,298		(306,819)		(2,047,710)
Dilutive effect of preferred shares			(815,121)
Numerator for diluted (loss) income per share			89,177		(306,819)		(2,047,710)
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding	604,703,810		604,703,810		485,883,845		406,304,672
Dilutive effect of preferred shares	320,142,965		320,142,965
Dilutive effect of share options	17,782,885		17,782,885
Dilutive effect of restricted shares	30,594,877		30,594,877
Dilutive effect of restricted share units	4,802,491		4,802,491
Dilutive effect of share-based awards granted to CEO and Chairman	14,441,808		14,441,808
Denominator for diluted calculation	992,468,836		992,468,836		485,883,845		406,304,672
Basic net (loss) income per Class A and Class B common share	$ 0.24	[1]	1.5	[1]	(0.63)	[1]	(5.04)	[1]
Diluted net (loss) income per Class A and Class B common share	$ 0.01	[1]	0.09	[1]	(0.63)	[1]	(5.04)	[1]
Basic net (loss) income per ADS*	$ 4.8	[1]	29.91	[1]	(12.63)	[1]	(100.8)	[1]
Diluted net (loss) income per ADS*	$ 0.29	[1]	1.8	[1]	(12.63)	[1]	(100.8)	[1]

[1]	Each ADS represents 20 Class A common shares.

Basic and diluted net (loss) income per share - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parenthetical) (Detail) (American Depositary Shares [Member], USD $)	1 Months Ended
Nov. 21, 2012
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Issuance of shares	8,970,000
Public offering price ADSs	$ 10.5
Class A common shares [Member]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Number of shares represented by each American Depository Share	20

Basic and diluted net (loss) income per share - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss allocated to preferred shares in the computation of basic loss per share	0	0

Basic and diluted net (loss) income per share - Summary of Weighted Average of Common Shares Equivalents (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	359,424,310	359,424,310
Share-based awards for NeoTasks acquisition [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	8,319,608	17,277,298
Share-based awards granted to CEO and Chairman [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	29,678,483	36,679,507
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	18,488,604	19,805,981
Restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	54,045,124	38,138,860
Restricted share units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	2,625,039
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	12,609,970

Related party transactions - Related Party Transactions and Relationships with Group (Detail)	12 Months Ended
Dec. 31, 2012
Zhuhai Daren [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity investment
Shanghang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence exercised by the Chairman as key shareholder
Zhuhai Lequ [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity investment
Xiaomi [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence exercised by the Chairman as a Chairman

Related party transactions - Significant Related Party Transactions (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Zhuhai Daren [Member] CNY	Dec. 31, 2011 Zhuhai Daren [Member] CNY	Dec. 31, 2010 Zhuhai Daren [Member] CNY	Dec. 31, 2012 Xiaomi [Member] CNY	Dec. 31, 2012 Shanghang [Member] CNY	Dec. 31, 2011 Shanghang [Member] CNY	Dec. 31, 2010 Shanghang [Member] CNY	Dec. 31, 2012 Zhuhai Lequ [Member] CNY	Dec. 31, 2012 Chairman [Member] CNY
Related Party Transaction [Line Items]
Online game revenue sharing from Zhuhai Daren			7,547	4,451	1,683
Membership subscription fee revenue from Xiaomi						227
Bandwidth service provided by Shang hang							11,776	21,985	1,760
Interest-free loan				500	1,500					1,200
Repayment of interest-free loan			2,000							500
Disposal of a cost investment to the Chairman and Co-founder, who is also a director of the Company	401	2,500									1,000
Disposal of an equity investment to Xiaomi	$ 321	2,000				2,000

Related party transactions - Amounts Due from or Due to Related Parties (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Zhuhai Daren [Member] CNY	Dec. 31, 2011 Zhuhai Daren [Member] CNY	Dec. 31, 2012 Zhuhai Lequ [Member] CNY	Dec. 31, 2012 Shanghang [Member] CNY	Dec. 31, 2011 Shanghang [Member] CNY
Amount due from a related party
Other receivables	$ 172	1,073	2,000		2,000	1,073
Amounts due to related parties
Account payables to Zhuhai Daren				2,362	793
Other payables to Shanghang							242	77
Total	$ 418	2,604	870

Commitments and contingencies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Total office rental expenses	16,670	6,361	4,506

Commitments and contingencies - Future Minimum Payments Under Non-Cancellable Operating Leases (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2013	18,196
2014	16,993
2015	15,756
2016 and thereafter
Operating lease commitments, Total	50,945

Subsequent events - Additional Information (Detail) (2011 Share Incentive Plan [Member], Restricted Share Units [Member], USD $)	0 Months Ended	12 Months Ended	1 Months Ended
	Sep. 16, 2011	Dec. 31, 2012	Mar. 31, 2013 Subsequent event [Member]
Subsequent Event [Line Items]
Restricted shares granted	9,097,000	18,295,221	959,000
Fair value of restricted share granted per share			$ 0.845

Restricted net assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Net Assets [Line Items]
Percentage of net after-tax income appropriation to statutory general reserve	10.00%
Restricted portion of net assets transferred	311,399	151,096
Maximum [Member]
Restricted Net Assets [Line Items]
Percentage of consolidated net assets	25.00%